May 1, 2011

State Farm Mutual Fund Trust

PROSPECTUS

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm S&P 500 Index Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity and Bond Fund

State Farm Bond Fund

State Farm Tax Advantaged Bond Fund

State Farm Money Market Fund

State Farm LifePath® Retirement Fund

State Farm LifePath 2020® Fund

State Farm LifePath 2030® Fund

State Farm LifePath 2040® Fund

State Farm LifePath 2050® Fund

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com,** click on *Mutual Funds,* and then click on *Go Green with E-delivery.*

State Farm Mutual Fund Trust

Class A Shares

Class B Shares

Legacy Class A Shares

Legacy Class B Shares

	Class A	Class B	Legacy Class A	Legacy Class B
• State Farm Equity Fund	SNEAX	SNEBX	SLEAX	SLEBX
• State Farm Small/Mid Cap Equity Fund	SSNAX	SSNBX	SFSAX	SFSBX
• State Farm International Equity Fund	SNIAX	SNIBX	SFFAX	SFFBX
• State Farm S&P 500 Index Fund	SNPAX	SNPBX	SLIAX	SLIBX
• State Farm Small Cap Index Fund	SNRAX	SNRBX	SMIAX	SMIBX
• State Farm International Index Fund	NFSAX	NFSBX	SIIAX	SIIBX
• State Farm Equity and Bond Fund	NBSAX	NBSBX	SLBAX	SLBBX
• State Farm Bond Fund	BNSAX	BNSBX	SFBAX	SFBBX
• State Farm Tax Advantaged Bond Fund	TANAX	TANBX	SFTAX	SFTBX
• State Farm Money Market Fund	MNAXX	MNBXX	SAAXX	SABXX
• State Farm LifePath® Retirement Fund	NILAX	NILBX	SLRAX	SLRBX
• State Farm LifePath 2020® Fund	NLWAX	NLWBX	SAWAX	SAWBX
• State Farm LifePath 2030® Fund	NLHAX	NLHBX	SAYAX	SAYBX
• State Farm LifePath 2040® Fund	NLOAX	NLBOX	SAUAX	SAUBX
• State Farm LifePath 2050® Fund	NLPAX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS—MAY 1, 2011

INVESTMENTS, EXPENSES, STRATEGIES, RISKS AND PERFORMANCE

STATE FARM EQUITY FUND

(SNEAX) (SNEBX) (SLEAX) (SLEBX)

Investment Objective:    The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.60%	0.60%	0.60%	0.60%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.20%	1.90%	1.20%	1.60%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$616	$862	$1,127	$1,882
Class B	$693	$947	$1,226	$2,040
Legacy Class A	$419	$670	$ 940	$1,711
Legacy Class B	$463	$780	$1,071	$1,793

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$193	$597	$1,026	$2,040
Legacy Class B	$163	$505	$871	$1,793

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization range for the Russell 1000 Index was $209 million to $429 billion as of April 1, 2011. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund according to proprietary quantitative models. At least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 12.47%,

during the second quarter of 2009.

Worst quarter: -24.19%

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Equity Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	9.65%	-3.47%	-1.93%
Return After Taxes on Distributions—Legacy Class A	9.59%	-4.04%	-2.41%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	6.34%	-2.94%	-1.62%
Return Before Taxes—Legacy Class B	9.45%	-3.61%	-2.02%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	17

	Elena Khoziaeva	Investment Team Member	11

	Michael Whipple	Investment Team Member	8

	Rasool Shaik	Investment Team Member	4

	Name	Title	Length of Service (Years)
Westwood	Susan M. Byrne	Chairman, Co-CIO	28

	Mark R. Freeman	Executive Vice President and Co-CIO	12

	David S. Spika	Senior Vice President	8

	Jay K. Singhania	Senior Vice President and Product Director	10

	Lisa Dong	Senior Vice President and Product Director	11

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM SMALL/MID CAP EQUITY FUND

(SSNAX) (SSNBX) (SFSAX) (SFSBX)

Investment Objective:     The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.42%	0.42%	0.42%	0.42%
Acquired Fund Fees & Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses*	1.50%	2.20%	1.50%	1.90%

*	Expense information in the table has been restated to reflect current expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$645	$ 950	$1,278	$2,201
Class B	$723	$1,038	$1,380	$2,357
Legacy Class A	$448	$ 760	$1,094	$2,037
Legacy Class B	$493	$ 872	$1,226	$2,118

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$223	$688	$1,180	$2,357
Legacy Class B	$193	$597	$1,026	$2,118

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization range for the Russell 2000 was $7 million to $5.7 billion as of April 1, 2011. Bridgeway selects stocks using its proprietary quantitative investment models which consider multiple factors.

Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks of foreign companies.

Bridgeway may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier

Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stock for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

Rainier may invest up to 20% of its segment of the Fund’s assets primarily in common stocks and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.93%,

during the fourth quarter of 2001.

Worst quarter: -29.67%

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Small/Mid Cap Equity Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	18.72%	1.81%	1.74%
Return After Taxes on Distributions—Legacy Class A	18.72%	0.87%	1.19%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	12.17%	1.32%	1.37%
Return Before Taxes—Legacy Class B	18.83%	1.66%	1.65%
Russell 2500 Index (reflects no deductions for fees, expenses, or taxes)	26.71%	4.86%	6.98%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Bridgeway and Rainier.

Portfolio Managers—

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	17

	Elena Khoziaeva	Investment Team Member	11

	Michael Whipple	Investment Team Member	8

	Rasool Shaik	Investment Team Member	4

Rainier	Daniel M. Brewer	Senior Portfolio Manager	More than 5

	Mark W. Broughton	Senior Portfolio Manager	More than 5

	Mark H. Dawson	Senior Portfolio Manager	More than 5

	James R. Margard	Chief Investment Officer	More than 5

	Peter M. Musser	Senior Portfolio Manager	More than 5

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM INTERNATIONAL EQUITY FUND

(SNIAX) (SNIBX) (SFFAX) (SFFBX)

Investment Objective:    The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.63%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses*	1.68%	2.37%	1.67%	2.07%

*	Expense information in the table has been restated to reflect current expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$662	$1,003	$1,367	$2,388
Class B	$740	$1,089	$1,465	$2,535
Legacy Class A	$465	$ 811	$1,180	$2,217
Legacy Class B	$510	$ 924	$1,314	$2,298

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$240	$739	$1,265	$2,535
Legacy Class B	$210	$649	$1,114	$2,298

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stock of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks.

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies in which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions Northern Cross will invest its portion of the International Equity Fund in 70-90 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.34%,

during the second quarter of 2009.

Worst quarter: -23.62%

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

International Equity Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	8.33%	0.48%	1.79%
Return After Taxes on Distributions—Legacy Class A	8.24%	0.15%	1.51%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	5.85%	0.51%	1.54%
Return Before Taxes—Legacy Class B	8.27%	0.29%	1.69%
MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Marsico and Northern Cross.

Portfolio Managers—

	Name	Title	Length of Service (Years)
Marsico	James G. Gendelman	Portfolio Manager, Senior Analyst	11

	Munish Malhotra	Portfolio Manager, Senior Analyst	8

Northern Cross	Howard Appleby	Principal	7

	James LaTorre	Principal	7

	Edward E. Wendell, Jr.	Principal	7

	Jean-Francois Ducrest	Principal	7

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM S&P 500 INDEX FUND

(SNPAX) (SNPBX) (SLIAX) (SLIBX)

Investment Objective:    The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the “Master Fund”). That series, called the S&P 500 Stock Master Portfolio, holds substantially all of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives. BlackRock Fund Advisors (“BFA”) is the investment adviser to the S&P 500 Stock Master Portfolio. State Farm Investment Management Corp. (“SFIMC” or the “Manager”) monitors BFA’s performance.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.20%	0.20%	0.20%	0.20%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses(1)	0.80%	1.50%	0.80%	1.20%
Less: Fee Waiver	-0.01%	-0.01%	-0.01%	-0.01%
Total Fund Operating Expenses After Fee Waiver(1)(2)	0.79%	1.49%	0.79%	1.19%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

BFA contractually has agreed to provide an offsetting credit against the investment advisory fees received from the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the Master Fund independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by Master Fund through April 30, 2012. BFA may not discontinue or modify this offsetting credit without approval of the Board of Trustees of the Master Fund.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$577	$742	$ 921	$1,439
Class B	$652	$823	$1,018	$1,600
Legacy Class A	$378	$547	$ 730	$1,259
Legacy Class B	$421	$655	$ 859	$1,343

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$152	$473	$818	$1,600
Legacy Class B	$121	$380	$659	$1,343

Portfolio Turnover

The S&P 500 Stock Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance. During the most recent fiscal year, the S&P 500 Stock Master Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

BFA seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

•	market value

•	industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

•	trading activity, to ensure ample liquidity and efficient share pricing

•	fundamental analysis, to ensure that companies in the S&P 500 Index are stable

The S&P 500 Stock Master Portfolio pursues its investment objective by:

•	investing in substantially all of the securities that make up the S&P 500 Index

•	investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BFA may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.64%,

during the second quarter of 2009.

Worst quarter: -21.98%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

S&P 500 Index Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	10.74%	0.96%	0.33%
Return After Taxes on Distributions—Legacy Class A	10.55%	0.73%	0.13%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	7.23%	0.80%	0.24%
Return Before Taxes—Legacy Class B	10.84%	0.78%	0.26%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Diane Hsiung	Director	Since 2008

	Greg Savage	Managing Director	Since 2008

	Edward Corallo	Managing Director	Since 2009

	Christopher Bliss	Managing Director	Since 2009

	Jennifer Hsui	Managing Director	Since 2009

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM SMALL CAP INDEX FUND

(SNRAX) (SNRBX) (SMIAX) (SMIBX)

Investment Objective:    The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.35%	0.35%	0.35%	0.35%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.41%	0.41%	0.41%	0.41%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.09%	1.79%	1.09%	1.49%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$606	$829	$1,071	$1,762
Class B	$682	$913	$1,170	$1,921
Legacy Class A	$408	$636	$ 883	$1,589
Legacy Class B	$452	$746	$1,013	$1,671

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$182	$563	$970	$1,921
Legacy Class B	$152	$471	$813	$1,671

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, Inc. (“Northern Trust” or “Northern Trust Investments”), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

Northern Trust pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

Under normal operating conditions, Northern Trust seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

Northern Trust may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 22.74%,

during the second quarter of 2003.

Worst quarter: -26.25%

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Small Cap Index Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	21.83%	2.80%	4.93%
Return After Taxes on Distributions— Legacy Class A	21.78%	2.02%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	14.26%	2.28%	4.16%
Return Before Taxes—Legacy Class B	22.27%	2.67%	4.86%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.86%	4.47%	6.33%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by Northern Trust.

Portfolio Managers—Brent Reeder is the portfolio manager primarily responsible for the day to day management of the Fund. Mr. Reeder is a Senior Vice president and has been with Northern Trust Investments for 18 years.

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM INTERNATIONAL INDEX FUND

(NFSAX) (NFSBX) (SIIAX) (SIIBX)

Investment Objective:    The State Farm International Index Fund (the “International Index Fund’ or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.23%	1.93%	1.23%	1.63%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$619	$871	$1,142	$1,914
Class B	$696	$956	$1,242	$2,072
Legacy Class A	$422	$679	$ 955	$1,744
Legacy Class B	$466	$789	$1,087	$1,826

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$196	$606	$1,042	$2,072
Legacy Class B	$166	$514	$ 887	$1,826

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, Inc. (“Northern Trust” or “Northern Trust Investments”), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. Northern Trust selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, Northern Trust seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

Northern Trust may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.43%,

during the second quarter of 2009.

Worst quarter: -20.13%,

during the third quarter of 2002.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

International Index Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	3.37%	0.76%	2.11%
Return After Taxes on Distributions—Legacy Class A	3.29%	0.56%	1.92%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	2.66%	0.83%	1.89%
Return Before Taxes—Legacy Class B	3.12%	0.59%	2.04%
EAFE Free Index (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Northern Trust.

Portfolio Managers—Shaun Murphy is the portfolio manager primarily responsible for the day to day management of the Fund. Shaun Murphy is a Senior Vice President and has been with Northern Trust Investments for 7 years.

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM EQUITY AND BOND FUND

(NBSAX) (NBSBX) (SLBAX) (SLBBX)

Investment Objective:    The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.12%	0.12%	0.12%	0.12%
Acquired Fund Fees & Expenses	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses*	1.01%	1.71%	1.01%	1.41%

*	Expense information in the table has been restated to reflect current expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$598	$805	$1,030	$1,674
Class B	$674	$889	$1,128	$1,834
Legacy Class A	$400	$612	$ 841	$1,499
Legacy Class B	$444	$721	$ 971	$1,582

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$174	$539	$928	$1,834
Legacy Class B	$144	$446	$771	$1,582

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant.

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio.

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund according to proprietary quantitative models.

Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.”

The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. A fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•

High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk.    The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 8.42%,

during the third quarter of 2009.

Worst quarter: -13.81%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Equity and Bond Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	6.90%	0.33%	1.20%
Return After Taxes on Distributions—Legacy Class A	6.43%	-0.85%	0.28%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	4.55%	-0.18%	0.61%
Return Before Taxes—Legacy Class B	6.79%	0.13%	1.13%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.54%

Equity and Bond Fund	1-Year	5-Year	10-Year
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

The Blended Benchmark is computed using 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The equity portion of the Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	17

	Elena Khoziaeva	Investment Team Member	11

	Michael Whipple	Investment Team Member	8

	Rasool Shaik	Investment Team Member	4

Westwood	Susan M. Byrne	Chairman, Co-CIO	28

	Mark R. Freeman	Executive Vice President and Co-CIO	12

	David S. Spika	Senior Vice President	8

	Jay K. Singhania	Senior Vice President and Product Director	10

	Lisa Dong	Senior Vice President and Product Director	11

SFIMC	Donald Heltner	Vice President—State Farm Investment Management Corp.; Vice President—Fixed Income, State Farm Mutual Automobile Insurance Company	8

	Duncan Funk	Assistant Vice President—State Farm Investment Management Corp.; Senior Investment Officer—Fixed Income, State Farm Mutual Automobile Insurance Company	13

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM BOND FUND

(BNSAX) (BNSBX) (SFBAX) (SFBBX)

Investment Objective:    The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	3.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.33%	0.33%	0.33%	0.33%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.70%	1.10%	0.70%	1.10%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$369	$517	$678	$1,144
Class B	$412	$625	$806	$1,228
Legacy Class A	$369	$517	$678	$1,144
Legacy Class B	$412	$625	$806	$1,228

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$112	$350	$606	$1,228
Legacy Class B	$112	$350	$606	$1,228

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:

•	Corporate Debt Securities: investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

•	U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

•	Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

•	Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

•

Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•

High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk.    The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 4.74%,

during the third quarter of 2002.

Worst quarter: -2.88%,

during the second quarter of 2004.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Bond Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	2.27%	4.94%	4.92%
Return After Taxes on Distributions—Legacy Class A	1.12%	3.46%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	1.47%	3.34%	3.24%
Return Before Taxes—Legacy Class B	2.14%	4.85%	4.84%
Barclays Capital U.S. Aggregate Bond Index (reflects no reductions for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service (Years)
Donald Heltner	Vice President—State Farm Investment Management Corp.; Vice President—Fixed Income, State Farm Mutual Automobile Insurance Company	8 Years

Duncan Funk	Assistant Vice President—State Farm Investment Management Corp.; Senior Investment Officer—Fixed Income, State Farm Mutual Automobile Insurance Company	13 Years

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM TAX ADVANTAGED BOND FUND

(TANAX) (TANBX) (SFTAX) (SFTBX)

Investment Objective:    The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund” or the “Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	3.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.33%	0.33%	0.33%	0.33%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.69%	1.09%	0.69%	1.09%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$368	$514	$673	$1,133
Class B	$411	$622	$801	$1,216
Legacy Class A	$368	$514	$673	$1,133
Legacy Class B	$411	$622	$801	$1,216

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$111	$347	$601	$1,216
Legacy Class B	$111	$347	$601	$1,216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund’s net assets is invested in securities that produce income exempt from regular federal income tax. The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to the federal alternative minimum tax and state income taxes. The Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund’s investments are in bonds with maturities longer than five years.

The Tax Advantaged Bond Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody’s or S&P, meaning that the Fund may invest up to 20% of the Fund’s total assets in less than investment grade municipal bonds.

The Tax Advantaged Bond Fund tends to hold most municipal bonds until they mature or are called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates), or increased in anticipation of a bond market rise (resulting from a decline in interest rates), or to meet cash flow needs. The Manager may also sell a bond if its credit risk increases significantly or if market conditions have changed so that more attractive investment opportunities are available.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the municipal bonds the Fund holds may decline in value due to an increase in interest rates. All bonds are subject to interest rate risk. Municipal bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a municipal bond issuer will “call” or repay a higher yielding municipal bond before the maturity date of the municipal bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called municipal bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities.     Municipal bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated municipal bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk.    The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the municipal bonds the Fund holds will decline in value due to falling interest rates.

•

Municipal Bond Risk.    Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

Additionally, some municipal securities are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continuing ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline in value and may become worthless. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of any Fund shares represented by such insured obligation.

You may want to invest in the Fund if you want regular tax-free dividends, want to reduce Federal income taxes on investment income, are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 6.55%,

during the third quarter of 2002.

Worst quarter: -4.37%

during the fourth quarter of 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Tax Advantaged Bond Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	-1.66%	3.48%	4.42%
Return After Taxes on Distributions—Legacy Class A	-1.67%	3.42%	4.39%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	0.11%	3.52%	4.36%
Return Before Taxes—Legacy Class B	-2.05%	3.35%	4.32%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service (Years)
Donald Heltner	Vice President—State Farm Investment Management Corp.; Vice President—Fixed Income, State Farm Mutual Automobile Insurance Company	8 Years

Robert Reardon	Assistant Vice President—State Farm Investment Management Corp.; Senior Investment Officer—Fixed Income, State Farm Mutual Automobile Insurance Company	13 Years

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that will largely be exempt from regular federal income tax, because the Fund invests primarily in municipal bonds. The dividends from the Fund may be subject to state and local taxes. The Fund will provide you annually with state-by-state sources of its income.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM MONEY MARKET FUND

(MNAXX) (MNBXX) (SAAXX) (SABXX)

Investment Objective:    The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	3.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.15%	0.55%	0.15%	0.55%
Other Expenses	0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.60%	1.00%	0.60%	1.00%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$ 61	$192	$335	$ 750
Class B	$402	$593	$752	$1,111
Legacy Class A	$ 61	$192	$335	$ 750
Legacy Class B	$402	$593	$752	$1,111

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$102	$318	$552	$1,111
Legacy Class B	$102	$318	$552	$1,111

Principal Investment Strategies

Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

Among the securities that the Money Market Fund may invest in are the following:

•

Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

•	Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

•	Repurchase agreements with certain parties.

•

Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

•	Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

•	Securities backed by mortgages, consumer loans and other assets.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you often may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•	Income Risk. The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

The person should consider investing in the Money Market Fund if he or she requires stability of principal is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer term goals, or is investing for growth or maximum current income.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 1.33%,

during the first quarter of 2001.

Worst quarter: 0.00%,

during the fourth quarter of 2010.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Money Market Fund	1-Year	5-Year	10-Year
Return Before Taxes—Legacy Class A	0.00%	2.23%	1.98%
Return Before Taxes—Legacy Class B	-3.00%	1.60%	1.65%

The Money Market Fund’s current seven-day yield on December 31, 2010 was 0.00% for Legacy Class A shares and 0.00% for Legacy Class B shares.

Fund Management

Investment Adviser—The investment adviser to the Fund is State Farm Investment Management Corp.

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM LIFE PATH RETIREMENT FUND

(NILAX) (NILBX) (SLRAX) (SLRBX)

Investment Objective:    The State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is managed for investors seeking income and moderate long-term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.06%	1.06%	1.06%	1.06%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.62%	2.32%	1.62%	2.02%
Less: Fee Waivers	-0.35%	-0.35%	-0.35%	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.27%	1.97%	1.27%	1.67%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$623	$953	$1,306	$2,298
Class B	$700	$1,041	$1,409	$2,454
Legacy Class A	$425	$763	$1,123	$2,136
Legacy Class B	$470	$875	$1,256	$2,217

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$200	$691	$1,209	$2,954
Legacy Class B	$170	$600	$1,056	$2,217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The LifePath Retirement Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2011, the LifePath Retirement Fund held approximately 37% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath Retirement Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 9.70%,

during the third quarter of 2009.

Worst quarter: -7.86%

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath Retirement Fund	1-Year	5-Year	5/09/2003 to 12/31/2010
Return Before Taxes—Legacy Class A	5.73%	3.46%	4.61%
Return After Taxes on Distributions—Legacy Class A	5.15%	2.57%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	3.80%	2.52%	3.57%
Return Before Taxes—Legacy Class B	5.55%	3.35%	4.61%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	10.86%	5.32%	6.23%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	6.08%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	4.81%

The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: S&P 500 Index®, S&P MidCap 400 Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM LIFEPATH 2020

(NLWAX) (NLWBX) (SAWAX) (SAWBX)

Investment Objective:    The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.07%	1.07%	1.07%	1.07%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.62%	2.32%	1.62%	2.02%
Less: Fee Waivers	-0.35%	-0.35%	-0.35%	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.27%	1.97%	1.27%	1.67%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$623	$953	$1,306	$2,298
Class B	$700	$1,041	$1,409	$2,454
Legacy Class A	$425	$763	$1,123	$2,136
Legacy Class B	$470	$875	$1,256	$2,217

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$200	$691	$1,209	$2,454
Legacy Class B	$170	$600	$1,056	$2,217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2020 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2011, the LifePath 2020 Portfolio held approximately 59% of its assets in Underlying Funds that invest primarily in equity securities, 41% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.67%,

during the second quarter of 2009.

Worst quarter: -14.24%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath 2020 Fund	1-Year	5-Year	5/09/2003 to 12/31/2010
Return Before Taxes—Legacy Class A	7.18%	2.43%	5.36%
Return After Taxes on Distributions—Legacy Class A	6.82%	1.82%	4.80%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	4.80%	1.87%	4.45%
Return Before Taxes—Legacy Class B	6.96%	2.28%	5.39%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	12.74%	4.59%	7.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	6.08%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	4.81%

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P MidCap 400 Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM LIFEPATH 2030

(NLHAX) (NLHBX) (SAYAX) (SAYBX)

Investment Objective:    The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.07%	1.07%	1.07%	1.07%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.63%	2.33%	1.63%	2.03%
Less: Fee Waivers	-0.36%	-0.36%	-0.36%	-0.36%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.27%	1.97%	1.27%	1.67%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$623	$955	$1,310	$2,307
Class B	$700	$1,043	$1,413	$2,463
Legacy Class A	$425	$765	$1,127	$2,145
Legacy Class B	$470	$840	$1,149	$2,010

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$200	$693	$1,213	$2,463
Legacy Class B	$170	$602	$1,060	$2,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2030 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds.Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2011, the LifePath 2030 Portfolio held approximately 74% of its assets in Underlying Funds that invest primarily in equity securities, 25% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 16.67%,

during the second quarter of 2009.

Worst quarter: -18.01%

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath 2030 Fund	1-Year	5-Year	5/09/2003 to 12/31/2010
Return Before Taxes—Legacy Class A	8.09%	1.73%	5.51%
Return After Taxes on Distributions—Legacy Class A	7.81%	1.26%	5.06%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	5.43%	1.39%	4.69%
Return Before Taxes—Legacy Class B	8.06%	1.59%	5.51%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	14.13%	4.13%	7.38%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	6.08%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	4.81%

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 MidCap Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM LIFEPATH 2040

(NLOAX) (NLBOX) (SAUAX) (SAUBX)

Investment Objective:    The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.08%	1.08%	1.08%	1.08%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.66%	2.36%	1.66%	2.06%
Less: Fee Waivers	-0.37%	-0.37%	-0.37%	-0.37%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.29%	1.99%	1.29%	1.69%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$625	$693	$1,324	$2,338
Class B	$702	$1,051	$1,427	$2,493
Legacy Class A	$427	$773	$1,141	$2,176
Legacy Class B	$472	$885	$1,274	$2,258
You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$202	$701	$1,227	$2,493
Legacy Class B	$172	$610	$1,074	$2,258

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2040 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2011, the LifePath 2040 Portfolio held approximately 86% of its assets in Underlying Funds that invest primarily in equity securities, 13% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk .    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 19.01%,

during the second quarter of 2009.

Worst quarter: -20.89%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath 2040 Fund	1-Year	5-Year	5/09/2003 to 12/31/2010
Return Before Taxes— Legacy Class A	8.96%	1.11%	5.58%
Return After Taxes on Distributions— Legacy Class A	8.77%	0.74%	5.20%
Return After Taxes on Distributions and Sale of Fund Shares— Legacy Class A	6.05%	0.92%	4.79%
Return Before Taxes— Legacy Class B	8.81%	0.95%	5.60%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	15.18%	3.69%	7.56%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	6.08%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	4.81%

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 MidCap Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

STATE FARM LIFEPATH 2050

(NLPAX)

Investment Objective:    The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 75 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None
Maximum account fee*	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class A
Management fees	1.08%
Distribution [and/or Service] (12b-1 fees) fees	0.25%
Other Expenses	0.66%
Total Annual Fund Operating Expenses	1.99%
Less: Fee Waivers	– 0.42%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.57%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$652	$1,055	$1,482	$2,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2050 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2011, the LifePath 2050 Portfolio held approximately 98% of its assets in Underlying Funds that invest primarily in equity securities, 2% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath 2050 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 20.76%,

during the second quarter of 2009.

Worst quarter: -12.60%,

during the second quarter of 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath 2050 Fund	1-Year	7/14/2008 to 12/31/2010
Return Before Taxes— Class A	7.37%	-0.45%
Return After Taxes on Distributions— Class A	6.54%	-1.31%
Return After Taxes on Distributions and Sale of Fund Shares— Class A	5.31%	-0.76%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	16.11%	3.79%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	3.32%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.49%

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 MidCap Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or ACH without an automatic investment plan (“AIP”)	$250 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$50 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, clicking on the “Mutual Funds” link, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

INVESTOR PROFILE

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, and the International Index Fund each invests a significant portion of its assets in equity securities, which represent an ownership interest in a business and the value of which fluctuates widely over short or even extended periods in response to company, market or economic news. These Funds are designed for investors with long-term investment objectives similar to those expressed by the applicable Fund.

You may want to invest in these Funds if you can tolerate the price fluctuations and volatility that are inherent in investing in a mutual fund that primarily invests in equity securities, want to diversify your investments, are seeking a growth investment as part of an asset allocation program or are investing for retirement or other goals that are many years in the future. You may not want to invest in these Funds if you are investing with a shorter investment time horizon in mind, are seeking income rather than capital appreciation or are uncomfortable with an investment whose value is likely to vary substantially.

You may want to invest in the Equity and Bond Fund and/or one or more LifePath Funds if you are seeking long-term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in these Funds if you have a short-term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuations.

You may want to invest in the Bond Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Bond Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal. A person who wants to invest in the Bond Fund may also be a suitable investor for the Tax Advantaged Bond Fund, if he or she wants regular tax-free dividends and wants to reduce federal income taxes on investment income.

The person should consider investing in the Money Market Fund if he or she requires stability of principal, is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer-term goals, or is investing for growth or maximum current income.

ADVISER RELATED PERFORMANCE

Most of the Funds were modeled after either another mutual fund that BFA, Bridgeway, Marsico, Northern Cross & Westwood manages or a composite of accounts that Northern Trust Investments manages, as shown below:

Fund	Corresponding Fund or Composite

Equity Fund	Bridgeway Large Cap Growth Fund Westwood Equity Fund

Small/Mid Cap Equity Fund	No comparable fund

International Equity Fund	Marsico International Opportunities Fund Northern Cross—Harbor International Fund

S&P 500 Index Fund	S&P 500 Stock Master Portfolio

Small Cap Index Fund	Northern Trust Global Investments Russell 2000 Equity Index Composite

International Index Fund	Northern Trust Global Investments EAFE Index Composite

Equity and Bond Fund	No comparable fund

Bond Fund	No comparable fund

Tax Advantaged Bond Fund	No comparable fund

Money Market Fund	No comparable fund

State Farm LifePath Retirement Fund	LifePath Retirement Master Portfolio

State Farm LifePath 2020 Fund	LifePath 2020 Master Portfolio

State Farm LifePath 2030 Fund	LifePath 2030 Master Portfolio

State Farm LifePath 2040 Fund	LifePath 2040 Master Portfolio

State Farm LifePath 2050 Fund	LifePath 2050 Master Portfolio

The investment policy of each Fund is substantially similar to its corresponding fund or composite. Attached as Appendix A to this Prospectus is the investment performance for each corresponding fund or composite. The data provided in Appendix A is provided to illustrate the past performance of Northern Trust Investments, Bridgeway, Marsico, Northern Cross & Westwood and BFA in managing similar types of investment mandates.

HOW THE FUNDS INVEST

Each Fund has its own investment objective. The Trust’s Board of Trustees may change these investment objectives without a vote of the Trust’s shareholders. A Fund will provide shareholders with at least 60 days prior notice of any change in an investment objective.

The following discussion provides additional information about how certain Funds invest. The first part of this discussion relates to how the Funds, other than the State Farm LifePath Funds, invest. The second part of the discussion relates to how the State Farm LifePath Funds invest.

How the State Farm non-LifePath Funds Invest

Under ordinary circumstances, each Fund is substantially fully invested. Except for the Equity Index Funds and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or sub-adviser to a Fund determines that market or economic conditions warrant a temporary defensive position, the Funds each manage (or the applicable portion of such Fund) may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Each Fund may also:

•	Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis; and

•

Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of a Fund’s assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution.

Except for the Equity Index Funds, each Fund may, from time to time, borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) for temporary purposes to pay for redemptions. A Fund may not purchase additional securities when borrowings exceed 5% of its total assets (including the amount borrowed).

Except for the segment of the Small/Mid Cap Equity Fund sub-advised by Rainier, the Funds do not generally anticipate engaging in active and frequent trading of portfolio securities as a principal investment strategy.

Due to a sell discipline based in part on price targets, Rainier’s segment of the Small/Mid Cap Equity Fund may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in Rainier’s determining whether to sell or hold securities for its segment of the Small/Mid Cap Equity Fund. A high portfolio turnover rate (100% or more) in that portion of the Small/Mid Cap Equity Fund has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect overall performance of the Small/Mid Cap Equity Fund. Active trading, however, can also be defensive and actually add to the Small/Mid Cap Equity Fund’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

S&P 500 Index Fund

The S&P 500 Index Fund invests all of its assets in a separate series of the Master Fund known as the S&P 500 Stock Master Portfolio. BFA serves as investment adviser to the S&P 500 Stock Master Portfolio. The S&P 500 Stock Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the S&P 500 Stock Master Portfolio. BFA and its affiliates invest for their own accounts in the types of securities in which the S&P 500 Stock Master Portfolio may also invest.

The S&P 500 Stock Master Portfolio invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts. By investing in substantially all of the stocks within its benchmark index, the S&P 500 Stock Master Portfolio avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

The S&P 500 Stock Master Portfolio attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

BFA does not manage the S&P 500 Stock Master Portfolio according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the S&P 500 Stock Master Portfolio, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the S&P 500 Stock Master Portfolio so that the overall investment characteristics of the S&P 500 Stock Master Portfolio (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

The S&P 500 Stock Master Portfolio may invest any assets not invested in stocks that are represented in the S&P 500 Index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•	other equity securities that are similar to the stocks in the S&P 500 Index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The S&P 500 Stock Master Portfolio may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by interestholders.

From time to time, the portfolio composition of the S&P 500 Stock Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the S&P 500 Index, with a view to bringing the performance and characteristics of the S&P 500 Stock Master Portfolio more closely in line with that of the S&P 500 Index.

BFA attempts to track the performance of the S&P 500 Stock Master Portfolio’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the S&P 500 Stock Master Portfolio fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the S&P 500 Stock Master Portfolio will be less than 5%. BFA monitors the tracking error of the S&P 500 Stock Master Portfolio on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the S&P 500 Stock Master Portfolio will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s SAI.

Another reason why the performance of the S&P 500 Stock Master Portfolio may not always equal the performance of its benchmark index is because the performance of its benchmark index does not take into account operating expenses of the S&P 500 Stock Master Portfolio and operating expenses of the S&P 500 Index Fund.

The S&P 500 Stock Master Portfolio may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the S&P 500 Stock Master Portfolio cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The S&P 500 Stock Master Portfolio will not use futures contracts or options on futures contracts for speculation.

Small Cap Index Fund and International Index Fund

Northern Trust Investments serves as investment sub-adviser to the Small Cap Index Fund and the International Index Fund. These Funds invest mostly in stocks, although each may invest in stock index futures contracts and options on futures contracts. By investing in stocks within each Fund’s benchmark index, the Small Cap Index Fund and the International Index Fund avoid the risk of individual stock selection and, instead, try to match the performance of each Fund’s benchmark index, whether the index goes up or down.

The Small Cap Index Fund and the International Index Fund attempt to remain as fully invested as practicable in the stocks that are represented in each Fund’s benchmark index. Under normal market conditions, the Small Cap Index Fund and the International Index Fund seek to invest at least 80% of each Fund’s net assets in stocks that are represented in the Fund’s benchmark index and in stock index futures contracts on each Fund’s benchmark index.

Northern Trust Investments does not manage the Small Cap Index Fund and the International Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, Northern Trust Investments utilizes a “passive” or indexing investment approach for the Small Cap Index Fund and the International Index Fund, attempting to approximate the investment performance of each Fund’s benchmark index. Northern Trust Investments will buy and sell securities for the Small Cap Index Fund and the International Index Fund in response to changes in each Fund’s benchmark index. Northern Trust Investments selects stocks for the Small Cap Index Fund and the International Index Fund so that the overall investment characteristics of each Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of each Fund’s benchmark index.

The Small Cap Index Fund and the International Index Fund may invest any assets not invested in stocks that are represented in the Fund’s benchmark index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•

other equity securities that are similar to the stocks in the Fund’s benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The Small Cap Index Fund and the International Index Fund may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by shareholders.

Neither the Small Cap Index Fund nor the International Index Fund generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Fund and the International Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which Northern Trust Investments will select utilizing certain replication and optimization modeling techniques. These replication and optimization modeling techniques may not be successful, and may result in the Small Cap Index Fund and the International Index Fund not tracking their respective indices with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Small Cap Index Fund and the International Index Fund may not have the identical capitalization, industry and fundamental characteristics as their benchmark indices. Please refer to the Trust’s SAI for a more detailed discussion of the techniques that Northern Trust Investments employs in selecting the portfolio securities for these Funds.

From time to time, the portfolio composition of the Small Cap Index Fund and the International Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index, with a view to bringing the performance and characteristics of these Funds more closely in line with that of each Fund’s applicable benchmark index.

Northern Trust Investments attempts to track the performance of the Small Cap Index Fund’s and the International Index Fund’s respective benchmark indices, but there is no assurance that Northern Trust Investments will be successful. The degree to which these Funds fail to track the performance of their benchmark indices is referred to as the “tracking error.” Northern Trust Investments expects that, over time and under normal circumstances, the quarterly performance of the Small Cap Index Fund and the International Index Fund, before expenses, will track the performance of the applicable benchmark index within a 0.95 correlation coefficient.

The correlation coefficient, a concept from statistics, is a measure of how well trends in predicted values, such as the actual performance of the Small Cap Index Fund, follow trends in actual values, such as the performance of the Russell 2000 Index. The correlation coefficient is a measure of how well the predicted values “fit” with the actual values. The correlation coefficient is a number between -1 and 1. If there is no relationship between the predicted values and the actual values, the correlation coefficient is 0 or very low (the predicted values are no better than random numbers). As the strength of the relationship between the predicted values and actual values increases, so does the correlation coefficient. A perfect fit gives a coefficient of 1.0. Thus, when tracking an index, the higher the correlation coefficient, the better.

There can be no assurance that the Small Cap Index Fund and the International Index Fund will achieve any particular level of tracking error or correlation coefficient. For more information on this subject, see the discussion of “tracking error” in the Trust’s Statement of Additional Information (“SAI”).

Another reason why the performance of the Small Cap Index Fund and the International Index Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not include operating expenses incurred by each Fund.

The Small Cap Index Fund and the International Index Fund may purchase stock index futures contracts on their benchmark indices or a comparable stock index to simulate investment in their benchmark indices. This may be done to rapidly gain exposure to the securities comprising a Fund’s benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the Small Cap Index Fund or the International Index Fund cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The Small Cap Index Fund and the International Index Fund will not use futures contracts or options on futures contracts for speculation.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

Bond Fund

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody’s have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund usually maintains a duration target of less than 7 years based on expectations about the direction of interest rates and other economic factors. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in the following securities:

•

Debt securities that S&P or Moody’s have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody’s are often referred to as “junk bonds.” Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see “Description of Bond Ratings” in the SAI.

•

Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks. Convertible securities are fixed income securities that are convertible into common stock at a specified price or conversion ratio.

•

Bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial — in part because a relatively small price movement in a futures contact may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund will invest in futures and options to (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund’s transaction costs, for hedging purposes or to add value when these instruments are favorably priced.

Tax Advantaged Bond Fund

Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds. Municipal bonds generally are designed to meet longer-term capital needs and have maturities of more than one year when issued. States, territories, local governments and municipalities issue municipal bonds to raise money for various purposes (for example, to pay for a road construction project, or to build an airport). The interest on a municipal bond is generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income taxes.

Under ordinary circumstances at least 80% of the Fund’s total assets will consist of investment grade municipal bonds (e.g., municipal bonds rated within the four highest rating categories of Moody’s or S&P), and money market securities and cash. Up to 20% of the Fund’s total assets may be invested in municipal bonds that are unrated or rated below investment grade by Moody’s or by S&P.

Lower-rated municipal bonds and fixed income securities generally carry a greater degree of risk than higher-rated municipal bonds. Bonds rated below BBB by S&P and below Baa by Moody’s have speculative characteristics, and are commonly referred to as “junk bonds” and present a higher degree of credit risk. In addition, the Fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. To reduce this risk, the Fund will only purchase these bonds if the Manager believes the issuer has a strong incentive to continue making appropriations until maturity.

The Fund may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial – in part because relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund’s obligation to purchase securities under futures contracts will not exceed 20% of its total assets. The reasons for which the Fund may use futures and options are to: (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund’s transaction costs or add value when these instruments are favorably priced.

The Fund invests primarily in a diversified selection of municipal bonds with maturities of one to thirty years. A majority of the Fund’s investments are in issues with maturities longer than five years.

The Fund will hold assets not invested in municipal bonds in (i) interest-bearing demand notes, (ii) bank savings accounts, (iii) high-grade money market securities (iv) U.S. Treasury securities or (v) securities of taxable or tax-exempt money market mutual funds. To the extent the Manager invests the Fund’s asset in securities of money market mutual funds, you will pay fund operating expenses at both the Fund level and at the money market mutual fund level.

The Fund may also invest in variable rate securities, such as inverse floaters, whose rates vary inversely with changes in market rates of interest. Investments in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of such securities and the corresponding change to the NAV of the Fund generally will be larger than comparable changes in value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

Money Market Fund

In selecting securities for the Money Market Fund, the Manager seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund’s assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations (“NRSROs”) (or one NRSRO, if only one has issued a rating), and 100% of the Fund’s assets must be invested in securities rated in the two highest rating categories. An NRSRO, such as Moody’s or S&P, assigns ratings to securities based on its assessment of the creditworthiness of the securities’ issuer. The SAI has a detailed description of the various rating categories.

The Fund may invest in securities that are not rated by an NRSRO if the Manager determines that such securities are of comparable quality to, and present a comparable amount of risk as, similar securities that have received a rating from an NRSRO.

Among the securities that the Money Market Fund may invest in are the following:

•	Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the FNMA.

•	Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

•	Repurchase agreements with certain parties.

•

Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

•	Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

•	Securities backed by mortgages, consumer loans and other assets.

Given the types of securities that the Fund invests in, the level of risk associated with the Fund is lower than most other types of mutual funds. However every investment involves some kind of risk. To the extent that the Fund invests in certain securities (for example, repurchase agreements, when-issued securities or foreign money market securities), the Fund may be affected by additional risks.

Other Risks of Investing in these Funds

Foreign Securities

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts (“ADRs”), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk.    For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

Political and Economic Risk.    Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk.    In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks.    Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs.    Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries.    In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

High Yield/High Risk Securities (Junk Bonds)

These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund’s NAV.

Mortgage-Backed and Asset Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund holding such securities would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the value of mortgage-backed and asset backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. See “Mortgage-Backed Securities” and “Asset-Backed Securities” in the Trust’s SAI.

Additionally, certain types of mortgage-backed and asset backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006-2009 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant. Additionally, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

How the State Farm LifePath Funds Invest

The LifePath Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The LifePath Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund’s name. For example, the State Farm LifePath 2020 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2020. Similarly, the State Farm LifePath 2050 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2050. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

Under ordinary circumstances, each LifePath Fund, through its investment in its corresponding Master Portfolio, is substantially fully invested. Neither the Manager on behalf of the LifePath Funds nor BFA on behalf of the LifePath Master Portfolios holds cash, cash equivalents, or money market instruments as temporary defensive positions.

The LifePath Investment Model

BFA, a subsidiary of BlackRock Institutional Trust Company, N.A. (“BTC”), serves as the Master Portfolios’ investment adviser. BTC pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BFA’s proprietary investment models. BFA employs a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes offered through the Underlying Funds. The allocations are constantly monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Funds, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Fund’s asset allocation to less risky asset classes is a relatively steady process resulting in only minor changes to the asset allocation from month to month. The LifePath Funds (through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds)) do not engage in active and frequent trading of portfolio securities as a principal investment strategy.

How It Works: Spending Your “Risk Budget” Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its “risk budget.” BFA’s analysis begins with a statistical determination of how much a hypothetical investor, with a given time horizon for investment, on average, can afford to lose. This tolerance for loss can be viewed as the Fund’s risk budget. This risk budget reflects BFA’s statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. BFA seeks the Fund allocations that offer the highest expected return while keeping within a Fund’s statistically determined risk of loss.

Expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds, through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds), may invest in the following investments:

•	money market instruments

•	bonds

•	stocks, including:

•	stocks of the largest U.S. companies

•	stocks of all other publicly traded U.S. companies

•	stocks of issuers located outside the U.S., including those located in emerging markets

•	real estate investment trusts (“REITs”)

Within stocks and bonds are sub-categories of securities:

•	U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

•	Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company’s traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are considered value stocks.

•

U.S. Government bonds, bonds issued by corporations, mortgage-backed securities, high yield bonds and foreign bonds form five separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term, intermediate-term and short-term.

•	Commodities.

•

Derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

While the model does not allocate among each of these sub-categories and the Underlying Funds do not generally correspond to the sub-categories, all of these sub-categories are included within the various Underlying Funds.

Each Master Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in Underlying Funds and unaffiliated exchange traded funds, which are designed to provide commodity exposure without direct investment in physical commodities or commodities futures contracts. Each Master Portfolio may gain such exposure by investing up to 5% of its total assets in a wholly owned subsidiary of the Master Portfolio (each a “Subsidiary”) formed in the Cayman Islands, which invests primarily in commodity-related instruments. LifePath Retirement Master Portfolio may gain exposure to the commodity market by investing in LifePath Retirement Fund (Cayman), Ltd. LifePath 2020 Master Portfolio may gain exposure to the commodity market by investing in LifePath 2020 Fund (Cayman), Ltd. LifePath 2030 Master Portfolio may gain exposure to the commodity market by investing in LifePath 2030 Fund (Cayman), Ltd. LifePath 2040 Master Portfolio may gain exposure to the commodity market by investing in LifePath 2040 Fund (Cayman), Ltd. LifePath 2050 Master Portfolio may gain exposure to the commodity market by investing in LifePath 2050 Fund (Cayman), Ltd.

Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the applicable Master Portfolio. As a result, BFA, in managing a Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the applicable Master Portfolio, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the SAI. The Trust’s Chief Compliance Officer, on behalf of each Master Portfolio, oversees implementation of the applicable Subsidiary’s policies and procedures, and makes periodic reports to the Board of Trustees of the Trust regarding the Subsidiary’s compliance with its policies and procedures. Each Master Portfolio and the applicable Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Master Portfolio.

BFA provides investment management and other services to each Subsidiary. BFA does not receive separate compensation from the Subsidiaries for providing them with investment management or administrative services. However, each Master Portfolio pays BFA based on the Master Portfolio’s assets, including the assets invested in the applicable Subsidiary. Each Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the applicable Master Portfolio.

By investing in a Subsidiary, each Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio (see “Commodities Related Investment Risks” in the SAI). There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, are not subject to all the investor protections of the Investment Company Act. However, each Master Portfolio wholly owns and controls the applicable Subsidiary, and the Master Portfolios and the Subsidiaries are managed by BFA, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Master Portfolio and its shareholders. The Board has oversight responsibility for the investment activities of each Master Portfolio, including its investment in the applicable Subsidiary, and the Master Portfolio’s role as sole shareholder of the Subsidiary. Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the applicable Master Portfolio. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Master Portfolio and/or a Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Master Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Master Portfolio shareholders would likely suffer decreased investment returns.

The following table lists the Underlying Funds and the approximate asset allocations for each Master Portfolio as of March 31, 2011. BFA allocates each Master Portfolio’s assets among the Underlying Funds based on each Master Portfolio’s investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage. BFA may add, eliminate or replace Underlying Funds at any time.

UNDERLYING FUNDS (As of March 31, 2011)
	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050
CAPITAL GROWTH
Master Investment Portfolio Active Stock Master Portfolio	19%	30%	39%	45%	51%
iShares S&P MidCap 400 Index Fund	5%	6%	6%	7%	7%
iShares S&P Small Cap 600 Index Fund	2%	3%	3%	3%	3%
iShares MSCI EAFE Index Fund	6%	10%	12%	15%	16%
iShares Cohen & Steers Realty Majors Index Fund	—	2%	2%	3%	4%
iShares MSCI Emerging Markets Index Fund	3%	4%	5%	6%	7%
iShares MSCI Canada Index Fund	1%	1%	2%	2%	2%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	2%	3%	4%	6%
iShares MSCI EAFE Small Cap Index Fund	1%	1%	2%	2%	2%
CAPITAL GROWTH and INCOME
Master Investment Portfolio CoreAlpha Bond Master Portfolio	52%	35%	22%	12%	2%
iShares Barclays TIPS Bond Fund	9%	6%	3%	1%	—

Note: The allocation percentages may not add to 100% due to rounding

Description of Underlying Funds

Each LifePath Fund may invest in some or all of the Underlying Funds described below. Please refer to the chart above for each Master Portfolio’s approximate target asset allocation for each Underlying Fund.

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed. Seven of the Underlying Funds in which the Master Portfolios may invest are actively managed funds that rely on portfolio managers for investment determinations.

In managing the ETFs (with the exception of one ETF that is not advised by BlackRock), BFA uses two basic indexing strategies: replication and representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which have a similar investment profile as the index. Securities selected under a representative sampling strategy have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relative underlying index. Underlying Funds that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index.

Master Investment Portfolio Active Stock Master Portfolio     seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with capitalizations similar to the range of capitalizations represented in the S&P 500 Index. BFA invests the Active Stock Master Portfolio’s assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company’s financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio’s aggregate holdings, and factors trading costs into its stock selection process.

Master Investment Portfolio CoreAlpha Bond Master Portfolio    seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio’s assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector’s relative value and risk-adjusted return. BFA’s models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific security selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities.

iShares S&P 500 Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. The stocks in the S&P 500 Index are selected according to the total market value of their outstanding shares. The Fund uses a replication strategy to try to track the S&P 500 Index.

iShares S&P MidCap 400 Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $460 million and $9.23 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a representative sampling strategy to try to track the S&P MidCap 400 Index.

iShares S&P SmallCap 600 Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P’s SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market.

iShares Russell MidCap Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MidCap Index®. The Russell MidCap Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund uses a representative sampling strategy to try to track the Russell MidCap Index.

iShares Russell 2000 Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index. The Russell 2000 Index measures the performances of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000® Index. The Fund uses a representative sampling strategy to try to track the Russell 2000® Index.

iShares Cohen & Steers Realty Majors Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Cohen & Steers Index”). The Cohen & Steers Index® consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the index. The Fund uses a representative sampling strategy to try to track the Cohen & Steers Index.

iShares MSCI Canada Index Fund,     which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Canadian market, as measured by the MSCI Canada Index. The MSCI Canada Index is a capitalization-weighted index that aims to capture 85% of the publicly available total market capitalization of companies located in Canada. The Fund uses a representative sampling strategy to try to track the MSCI Canada Index.

iShares MSCI EAFE Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses of the MSCI EAFE® Index. The MSCI EAFE Index has been developed by Morgan Stanley Capital International, Inc. (“MSCI”) as an equity benchmark for international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East. The Fund uses a representative sampling strategy to try to track the MSCI EAFE Index.

iShares MSCI Emerging Markets Index Fund    seeks investment results that correspond to the price and yield performance before fees and expenses of the MSCI Emerging Markets Free Index® (the “Index”). The Fund’s investment objective may be changed without shareholder approval. The Index was developed by MSCI as an equity benchmark for international stock performance. The Index is designed to measure equity market performance in the global emerging markets. The Index consists of the following 22 emerging market country indices: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey. The Fund uses a representative sampling strategy to try to track the Index. In order to improve its portfolio liquidity and its ability to track the Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the Index. BFA does not charge portfolio management fees on that portion of the Fund’s assets invested in shares of other iShares Funds.

iShares Barclays Aggregate Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index (the “Barclays Capital Index”). The Barclays Capital Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital Index must have $250 million or more of outstanding face value and must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital Index. The Barclays Capital Index is market capitalization-weighted and the securities in the Barclays Capital Index are updated on the last calendar day of each month.

iShares Barclays TIPS Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”

iShares Barclays 1-3 Year Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital 1-3 Year U.S Credit Index. The Barclays Capital 1-3 Year U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 1-3 Year Treasury Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index. The Barclays Capital 1-3 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 3-7 Year Treasury Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 3-7 Year U.S. Treasury Index. The Barclays Capital 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

iShares Barclays 7-10 Year Treasury Bond Fund    seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 7-10 Year U.S. Treasury Index. The Barclays Capital 7-10 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

iShares Barclays 10-20 Year Treasury Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 10-20 Year U.S. Treasury Index. The Barclays Capital 10-20 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

iShares Barclays 20+ Year Treasury Bond Fund    seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 20+ Year U.S. Treasury Index. The Barclays Capital 20+ Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

iShares Barclays Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Index. The Barclays Capital U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Government/Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade U.S. corporate securities of the U.S. bond market as defined by the Barclays Capital U.S. Government/Credit Index. The Barclays Capital U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital Intermediate U.S. Credit Index. The Barclays Capital Intermediate U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Government/Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Barclays Capital Intermediate U.S. Government/Credit Index. The Barclays Capital Intermediate U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years.

iShares Barclays MBS Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the United States as defined by the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Government National Mortgage Association (“GNMA”), FNMA and Freddie Mac of the FHLMC.

iShares Barclays Short Treasury Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital Short U.S. Treasury Index. The Barclays Capital Short U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

BlackRock Cash Funds: Institutional – SL Agency Shares    seeks a high level of income consistent with liquidity and the preservation of capital. The Fund invests in high-quality, short-term money market instruments that include fixed rate, floating rate and variable rate debt securities. The Fund also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, U.S. and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities. Repurchase agreements obligate a person selling U.S. government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

iShares S&P National AMT – Free Municipal Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the municipal bond sector of the U.S. as defined by the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of May 31, 2010, there were 8,274 issues in the S&P National AMT-Free Municipal Bond Index.

iShares S&P North American Natural Resources Sector Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector. The S&P North American Natural Resources Sector Index is designed to measure the performance of U.S.-traded natural resource-related stocks and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the Canadian, European, Middle East and Asian real estate markets. As of May 29, 2009, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

iShares MSCI EAFE Small Cap Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index. The MSCI EAFE Index includes securities from Europe, Australasia and the Far East. Under MSCI’s Global Investable Market, Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market’s free float-adjusted market capitalization.

iShares JPMorgan USD Emerging Markets Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark that tracks the total return of actively traded external debt instruments in emerging market countries.

iShares iBoxx $ High Yield Corporate Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index. The iBoxx $ Liquid High Yield Index is a rules-based index consisting of the most liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited. The iBoxx $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield corporate bond market. There is no limit to the number of issues in the iBoxx $ Liquid High Yield Index.

ACWI ex-US Index Master Portfolio    seeks to match the performance of the MSCI All Country World ex-US Index (the “MSCI ACWI ex-US Index”) in U.S. dollars with net dividends as closely as possible before the deduction of ACWI ex-US Index Master Portfolio expenses. ACWI ex-US Index Master Portfolio will be substantially invested in securities in the MSCI ACWI ex-US Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex-US Index (or portions thereof). ACWI ex-US Index Master Portfolio will not attempt to buy or sell securities based on BFA’s economic, financial or market analysis, but will instead employ a “passive” investment approach. This means that BFA will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI ACWI ex-US Index before deduction of ACWI ex-US Index Master Portfolio expenses. ACWI ex-US Index Master Portfolio will buy or sell securities only when BFA believes it is necessary to do so in order to match the performance of the MSCI ACWI ex-US Index.

iShares GSCI Commodity-Indexed Trust Fund    seeks investment results that correspond generally to the performance of the S&P GSCI Total Return Index. The S&P GSCI Total Return Index is intended to reflect the performance of a diversified group of commodities.

PowerShares DB Commodity Index Tracking Fund (DBC)    seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return™ over time, plus the excess, if any, of the PowerShares DB Commodity Index Tracking Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of PowerShares DB Commodity Index Tracking Fund.

Russell 1000 Index Master Portfolio    seeks to match the performance of the Russell 1000 Index (the “Russell 1000”) as closely as possible before the deduction of fund expenses. Russell 1000 Index Master Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000 (or portions thereof). Russell 1000 Index Master Portfolio will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. It may also engage in futures and options transactions and other derivative securities transactions. At times, Russell 1000 Index Master Portfolio may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000 and may instead choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 1000 as a whole. Russell 1000 Index Master Portfolio may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Russell 1000 Index Master Portfolio will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

Bond Index Master Portfolio    seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays Capital U.S. Aggregate Bond Index (the “Barclays U.S. Aggregate Index”). Securities are selected for investment by the Bond Index Master Portfolio in accordance with their relative proportion within the Barclays U.S. Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA considers investments that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments comprising Bond Index Master Portfolio’s benchmark index. Bond Index Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Bond Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays U.S. Aggregate Index, which, for Bond Index Master Portfolio, are considered bonds.

Master Small Cap Index Series    seeks to match the performance of the Russell 2000 Index (the “Russell 2000”) as closely as possible before the deduction of fund expenses. Master Small Cap Index Series employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Master Small Cap Index Series will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000 (or portions thereof). The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller capitalization stocks. Master Small Cap Index Series will not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, Master Small Cap Index Series may invest in a statistically selected sample of the stocks included in the Russell 2000. Master Small Cap Index Series will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole. Master Small Cap Index Series may lend securities with a value of up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U. S. Government as collateral.

Master International Index Series    seeks to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses. Master International Index Series employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. Master International Index Series will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index (or portions thereof). The MSCI EAFE Index is generally considered broadly representative of the performance of stocks traded in the developed international markets. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The weighting of the MSCI EAFE Index among these countries is based upon each country’s relative market capitalization and not its gross domestic product, which means that the index contains more companies from countries with larger capital markets (like Japan and the United Kingdom) and these countries have the most effect on the index’s performance. Master International Index Series will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index, but may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. Instead, Master International Index Series may invest in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments correlated with components of the MSCI EAFE Index as a whole.

Notes:

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500 Index®,” “S&P MidCap 400 IndexTM,” “S&P SmallCap 600 IndexTM,” “S&P National AMT-Free Municipal Bond Index,” and “the S&P North American Natural Resources Sector IndexTM” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”) licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in iShares.

Frank Russell Company, Russell 1000® Index, Russell 2000® Index, Russell Midcap® Index, are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BTC. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

“Cohen & Steers” is a trademark and “Cohen & Steers Realty Majors Index®” is a registered trademark of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares.

“Barclays Capital,” “Barclays Capital 1-3 Year U.S. Credit Index,” “Barclays Capital 1-3 Year U.S. Treasury Index,” “Barclays Capital 3-7 Year U.S. Treasury Index,” “Barclays Capital 7-10 Year U.S. Treasury Index,” “Barclays Capital 10-20 Year U.S. Treasury Index,” “Barclays Capital 20+ Year U.S. Treasury Index,” “Barclays Capital U.S. Aggregate Index,” “Barclays Capital U.S. Credit Index,” “Barclays Capital U.S. Government/Credit Index,” “Barclays Capital Intermediate U.S. Credit Index,” “Barclays Capital Intermediate U.S. Government/Credit Index,” “Barclays Capital U.S. MBS Fixed- Rate Index,” “Barclays Capital Short U.S. Treasury Index,” and the “Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)” are trademarks of Barclays Capital, Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and neither Barclays Capital nor any of its affiliates makes any representations regarding the advisability of investing in iShares.

“MSCI Canada IndexSM,” “MSCI EAFE® Index” and “MSCI Emerging Markets IndexSM” are servicemarks and “MSCI EAFE Small Cap Index” is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in iShares.

“iBoxx® $ Liquid High Yield Index” is a trademark of International Index Company Limited (“IIC”) and has been licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation regarding the advisability of investing in iShares.

“FTSE,” “EPRA,” “NAREIT” and “FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index” are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the “FTSE Licensor Parties”), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“JPMorgan” and “JPMorgan EMBI Global Core Index” are trademarks of JPMorgan Chase & Co.© (“JPMorgan”) licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

MANAGING THE INVESTMENTS OF THE FUNDS

Investment Adviser

The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for providing investment advisory and administrative services to the Funds, overseeing the day-to-day operations and business affairs of the Trust, and monitoring the performance of the sub-advisers to the Funds and of each Master Portfolio in which a Fund invests. The Manager’s principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

Bridgeway and Westwood are the co-investment sub-advisers to the Equity Fund. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway and Westwood for their services with the investment advisory and management fees the Manager receives from the Equity Fund.

Marsico and Northern Cross are the co-investment sub-advisers to the International Equity Fund. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Marsico and Northern Cross for their services with the investment advisory and management fees the Manager receives from the International Equity Fund.

Northern Trust Investments is the investment sub-adviser to the Small Cap Index Fund and the International Index Fund. As investment sub-adviser, Northern Trust Investments makes investment decisions for the Small Cap Index Fund and the International Index Fund, subject to the oversight of the Manager and the Board of the Trust. The Manager pays Northern Trust Investments for its services with the investment advisory and management services fee the Manager receives from these Funds.

The Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and the Money Market Fund are each managed by a team of the Manager’s employees (each an “Advisory Team”). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees.

Investment Management of the S&P 500 Index Fund and the LifePath Funds

The S&P 500 Index Fund and each LifePath Fund invests all of its assets into a separate Master Portfolio, each of which has substantially similar investment objectives, strategies, policies and risks. The Master Portfolios in which the LifePath Funds invest, in turn, invest in a combination of the Underlying Funds. BFA serves as the investment adviser to each of the Master Portfolios, and also serves as investment adviser to each of the Underlying Funds in which the LifePath Master Portfolios invest, with the exception of the BlackRock Cash Funds: Institutional, which invests in a Master Portfolio advised by BFA. BFA manages the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Fund’s Board of Trustees.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each Master Portfolio. With respect to the S&P 500 Stock Master Portfolio, the Portfolio Management Team manages the Master Portfolio to reflect the investment characteristics of the S&P 500 Index. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA extensive resources. The members of the Portfolio Management Team for each Master Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members of their Portfolio Management Team on all aspects concerning their Master Portfolio. Each member of a Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA is located at 400 Howard Street, San Francisco, California 94105. It is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. BlackRock Fund Advisors, BTC, BlackRock Execution Services, BlackRock, Inc. and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

Oversight of Sub-Advisers

The Trust and the Manager have obtained an exemptive order from the Securities and Exchange Commission that permits the Trust and the Manager to retain sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, the Manager may act as a “manager of managers” for the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Tax Advantaged Bond Fund, Money Market Fund and LifePath Retirement Fund and the LifePath 2050 Fund. The Manager supervises sub-advisers to each Fund that has retained a sub-adviser and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to recommend their hiring, termination and replacement.

Investment Sub-Advisers for the Equity Fund

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448. Bridgeway is a quantitative investment management firm that employs a wide array of proprietary statistical models to create investment portfolios for its institutional and mutual fund clients.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a fundamental investment management firm that employs a bottom-up, value-based stock selection strategy to construct portfolios designed to generate superior risk-adjusted returns for its institutional and mutual fund clients.

For more information regarding Bridgeway and Westwood, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” and “Investment Advisory Agreement—Between the Manager and Westwood” in the Trust’s SAI.

Investment Sub-Advisers for the Small/Mid Cap Equity Fund

The Manager has engaged Bridgeway and Rainier as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448.

Rainier, which is located at 601 Union Street, Suite 2801, Seattle, Washington 98101, manages discretionary assets for various clients, including institutional clients, public and corporate pensions, foundations and charitable endowments, collective trusts and mutual funds. Rainer is owned and operated by nineteen principals, twelve of whom are Rainier shareholders.

For more information regarding Bridgeway and Rainier, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” and “Investment Advisory Agreements—Between the Manager and Rainier” in the Trust’s SAI.

Investment Sub-Advisers for the International Equity Fund

The Manager has engaged Marsico and Northern Cross as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. In addition to sub-advising a segment of the International Equity Fund, Marsico provides investment services to other mutual funds and private accounts.

Northern Cross is located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110. Northern Cross is an investment management firm specializing in international equity mandates.

For more information regarding Marsico and Northern Cross, please read the sections entitled “Investment Advisory Agreements —Between the Manager and Marsico” and “Investment Advisory Agreement—Between the Manager and Northern Cross” in the Trust’s SAI.

Investment Sub-Adviser for the Small Cap Index Fund and the International Index Fund

The Manager has engaged Northern Trust as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and the International Index Fund. Northern Trust, 50 South LaSalle Street, Chicago, Illinois 60603 is an Illinois State Banking Corporation. Northern Trust was formerly known and conducting business as Northern Trust Investments, N.A. Northern Trust is an indirect subsidiary of Northern Trust Corporation and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of December 31, 2010, Northern Trust Corporation, through its subsidiaries, had assets under custody of $4.1 trillion and assets under investment management of $643.6 billion.

Additional Expense Information

For all Funds other than the LifePath Funds, the Manager has agreed to voluntarily reimburse each Fund if, and to the extent, the Fund’s total annual operating expenses exceed the percentage of each Fund’s average net assets indicated in the table below. With any increase or decrease in the percentage rate of the 12b-1 fee assessed for a share class of a Fund, the expense reimbursement threshold for that share class of the Fund will increase or decrease by a corresponding percentage rate amount. For instance, if the percentage rate of the 12b-1 fee assessed for a share class of a Fund increases 0.05%, the expense reimbursement threshold for that share class of the Fund similarly will increase by 0.05%. The Manager has agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund’s average net assets shown in the table below:

The Manager’s agreement to reimburse the Funds is voluntary and may be eliminated by the Manager at any time.

	Expense Reimbursement Threshold
Fund	Class A	Class B	Legacy Class A	Legacy Class B
Equity Fund	1.20%	1.90%	1.20%	1.60%
Small/Mid Cap Equity Fund	1.43%	2.13%	1.43%	1.83%
International Equity Fund	1.50%	2.20%	1.50%	1.90%
S&P 500 Index Fund	0.80%	1.50%	0.80%	1.20%
Small Cap Index Fund	1.03%	1.73%	1.03%	1.43%
International Index Fund	1.20%	1.90%	1.20%	1.60%
Equity and Bond Fund(1)	0.89%	1.59%	0.89%	1.29%
Bond Fund	0.72%	1.12%	0.72%	1.12%
Tax Advantaged Bond Fund	0.71%	1.11%	0.71%	1.11%
Money Market Fund(2)	0.60%	1.00%	0.60%	1.00%
State Farm LifePath Retirement Fund	1.30%	2.00%	1.30%	1.70%
State Farm LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%
State Farm LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%
State Farm LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%
State Farm LifePath 2050 Fund	1.30%

(1)

The Manager has agreed not to be paid an investment advisory and shareholder services fee for performing services for the Equity and Bond Fund. Nevertheless, the Manager receives investment advisory and shareholder service fees for performing these services for the Funds in which the Equity and Bond Fund invest. The Manager has agreed to reimburse the Equity and Bond Fund for all expenses directly incurred by the Fund except 12b-1 distribution fees and acquired fund fees and expenses. This expense reimbursement is voluntary and the Manager may eliminate it at any time.

(2)

The Manager and State Farm VP Management Corp. have agreed to waive all or a portion of their fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

Compensating the Manager for its Services

Each Fund pays the Manager an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

Fund	Rate of Advisory Fee

Equity Fund	0.60% of average daily net assets

Small/Mid Cap Equity Fund	0.80% of average daily net assets

International Equity Fund	0.80% of average daily net assets

S&P 500 Index Fund	0.20% of average daily net assets

Small Cap Index Fund	0.35% of average daily net assets

International Index Fund	0.50% of average daily net assets

Equity and Bond Fund	None

Bond Fund	0.10% of average daily net assets

Tax Advantaged Bond Fund	0.10% of average daily net assets

Money Market Fund	0.10% of average daily net assets

State Farm LifePath Retirement Fund	0.70% of average daily net assets

State Farm LifePath 2020 Fund	0.70% of average daily net assets

State Farm LifePath 2030 Fund	0.70% of average daily net assets

State Farm LifePath 2040 Fund	0.70% of average daily net assets

State Farm LifePath 2050 Fund	0.70% of average daily net assets

The Investment Advisory and Management Services Fee for the S&P 500 Index Fund and the LifePath Funds include the management fees of their corresponding Master Portfolios.

Compensating Bridgeway for its Services

The Manager pays Bridgeway for its services to the portion of the Equity Fund and the Small/Mid Cap Equity Fund that it manages at the rates shown in the tables below:

Equity Fund

On the first $50 million	0.50% of average daily net assets
$50 million to $100 million	0.45% of average daily net assets
$100 million to $200 million	0.40% of average daily net assets
Over $200 million	0.35% of average daily net assets

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets
$100 million to $250 million	0.55% of average daily net assets
Over $250 million	0.50% of average daily net assets

Compensating Westwood for its Services

The Manager pays Westwood for its services to the portion of the Equity Fund that it manages at the rates shown in the table below:

Equity Fund

On the first $25 million	0.55% of average daily net assets
$25 million to $50 million	0.45% of average daily net assets
Over $50 million	0.30% of average daily net assets

Compensating Rainier for its Services

The Manager pays Rainier for its services to the portion of the Small/Mid Cap Equity Fund that it manages at the rates shown in the table below:

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets
$100 million to $250 million	0.55% of average daily net assets
Over $250 million	0.50% of average daily net assets

Compensating Marsico for its Services

The Manager pays Marsico for its services to the portion of the International Equity Fund that it manages at the rates shown in the table below:

International Equity Fund

On the first $300 million	0.50% of average daily net assets
$300 million to $400 million	0.45% of average daily net assets
Over $400 million	0.40% of average daily net assets

Compensating Northern Cross for its Services

The Manager pays Northern Cross for its services to the portion of the International Equity Fund it manages at the rates shown in the table below:

International Equity Fund

On the first $500 million	0.60% of average daily net assets
Over $500 million	0.55% of average daily net assets

Compensating Northern Trust Investments for its Services

The Manager pays Northern Trust Investments for its services to the Small Cap Index Fund and the International Index Fund at the rates shown in the table below:

Small Cap Index Fund and International Index Fund

On the first $150 million	0.13% of average daily net assets
Over $150 million	0.10% of average daily net assets

For purposes of calculating the fees under the above schedules, other assets managed in a similar style by the sub-adviser for other investment companies advised by the Manager or other companies affiliated with the Manager are included in determining the fee to be paid to the respective sub-adviser.

S&P 500 Index Fund and the LifePath Funds—Compensation in the Master/Feeder Mutual Fund Structure

The S&P 500 Index Fund and the LifePath Funds are feeder funds that invest all of their assets in Master Portfolios with substantially similar investment objectives, strategies and risks. BFA manages each Master Portfolio. For its services to the Master Portfolios, BFA receives annual fees based on the following annual rates:

Fund	Annual Management Fee
S&P 500 Stock Master Portfolio	0.05% of average daily net assets
LifePath Retirement Master Portfolio	0.35% of average daily net assets
LifePath 2020 Master Portfolio	0.35% of average daily net assets
LifePath 2030 Master Portfolio	0.35% of average daily net assets
LifePath 2040 Master Portfolio	0.35% of average daily net assets
LifePath 2050 Master Portfolio	0.35% of average daily net assets

For its services to the Underlying Funds in which the LifePath Master Portfolios invest, BFA receives fees that differ from the fees described for the LifePath Funds in this prospectus. BFA has agreed to waive the investment advisory fees charged to the Master Portfolios in an amount equal to the investment advisory fees charged to the Underlying Funds in order to avoid duplication of such fees. In addition, BTC may receive fees as administrator of certain of the Underlying Funds; however, BFA has agreed to waive from the investment advisory fees charged to the Master Portfolios an amount equal to the administration and other fees paid to BTC by those Underlying Funds.

Feeder Fund Expenses.    The S&P 500 Index Fund and each LifePath Fund bears its corresponding Master Portfolio’s expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights.    Under the master/feeder structure, the Board of Trustees retains the right to withdraw the assets of the S&P 500 Index Fund or a LifePath Fund from a Master Portfolio if it believes doing so is in the best interests of the Fund and its shareholders. If the Board withdraws assets of any such Fund from a Master Portfolio, it would then consider whether that Fund should invest in another master portfolio or take other action.

Approval of Investment Advisory and Investment Sub-Advisory Agreements

For information regarding the basis for the Board of Trustees approving the continuation of the investment advisory and investment sub-advisory agreements, please see the Trust’s semi-annual report for the six-month period ended June 30, 2010.

Portfolio Managers

The Funds are managed by portfolio management teams as described below.

Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Westwood who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer	17 years	Investment management, research and analysis

Elena Khoziaeva, CFA Investment Team Member	11 years	Investment management, research and analysis

Michael Whipple, CFA Investment Team Member	8 years	Investment management, research and analysis

Rasool Shaik, CFA Investment Team Member	4 years	Investment management, research and analysis; software consulting,

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years

Susan M. Byrne, Chairman and Co-Chief Investment Officer	28 years	Portfolio manager of equity securities

Mark R. Freeman, CFA Executive Vice President and Co-Chief Investment Officer	12 years	Portfolio manager of equity and fixed income securities

David S. Spika, CFA Senior Vice President	8 years	Portfolio manager of equity securities

Jay K. Singhania, CFA Senior Vice President and Product Director	10 years	Portfolio manager of equity securities

Lisa Dong, CFA Senior Vice President and Product Director	11 years	Portfolio manager of equity securities

Small/Mid Cap Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Rainier who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Small/Mid Cap Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer	17 years	Investment management, research and analysis

Elena Khoziaeva, CFA Investment Team Member	11 years	Investment management, research and analysis

Michael Whipple, CFA Investment Team Member	8 years	Investment management, research and analysis

Rasool Shaik, CFA Investment Team Member	4 years	Investment management, research and analysis; software consulting;

Rainier Portfolio Managers
Portfolio Manager and Title with Rainier	Length of Service with Rainier	Business Experience During the past 5 years

Daniel M. Brewer, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark W. Broughton, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark H. Dawson, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

James R. Margard, CFA, Chief Investment Officer	More than 5 years	Portfolio manager of equity securities

Peter M. Musser, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Rainier’s segment of the Small/Mid Cap Equity Fund is team-managed by the Rainier portfolio managers listed above. The portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer has final responsibility relating to equity selection and portfolio weightings.

International Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Marsico and Northern Cross who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the International Equity Fund’s portfolio, and each person’s business experience during the past five years:

Marsico Portfolio Managers
Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years

James G. Gendelman, Portfolio Manager, Senior Analyst	11 years	Portfolio manager of equity securities

Munish Malhotra, Portfolio Manager, Senior Analyst	8 years	Portfolio manager of equity securities

Northern Cross Portfolio Managers
Portfolio Manager and Title with Northern Cross	Length of Service with Northern Cross	Business Experience During the past 5 years

Howard Appleby, CFA, Principal	7 years	Portfolio manager of equity securities

James LaTorre, CFA, Principal	7 years	Portfolio manager of equity securities

Edward E. Wendell, Jr., Principal	7 years	Portfolio manager of equity securities

Jean-Francois Ducrest, Principal	7 years	Portfolio manager of equity securities

S&P 500 Index Fund

The five members of the Portfolio Management Team for the S&P 500 Stock Master Portfolio that have the most significant day-to-day management responsibility are: Diane Hsiung, Greg Savage, Edward Corallo, Christopher Bliss and Jennifer Hsui.

Diane Hsiung has been employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsiung was previously a senior portfolio manager with Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2002 to 2006. Ms. Hsiung has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Greg Savage, CFA, has been employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Savage was previously a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2006 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2006. Mr. Savage has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Edward Corallo has been employed as the head of portfolio management in the Index Equity Group at BFA and BTC since 2009. Previously, Mr. Corallo was the head of portfolio management in the Index Equity Group at Barclays Global Investors, N.A. and Barclays

Global Fund Advisors from 2007 to 2009. Prior to that time, he was a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2007. Mr. Corallo has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Christopher Bliss, CFA, has been employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Bliss previously was a senior portfolio manager for Barclays Global Investors, N.A. from 2005 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2004 to 2005. Mr. Bliss has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Jennifer Hsui has been employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsui was previously a senior portfolio manager for Barclays Global Investors, N.A. from 2007 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2006 to 2007. Prior to joining Barclays Global Investors, N.A., Ms. Hsui was a research analyst for RBC Capital Markets from 2003 to 2006. Ms. Hsui has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Small Cap Index Fund

Northern Trust Investments serves as the sub-adviser to the Small Cap Index Fund. The portfolio manager for the Small Cap Index Fund is Brent Reeder, Senior Vice President of Northern Trust Investments. Mr. Reeder, joined Northern Trust Investments in 1993, is a Portfolio Manager in the Quantitative Management Group and is responsible for the management of index portfolios. Mr. Reeder received a B.A. degree in Economics from DePauw University and an M.B.A. degree in Finance from DePaul University. Mr. Reeder is an Associated Person with the National Futures Association. For the past five years, he has managed quantitative equity portfolios.

International Index Fund

Northern Trust Investments serves as the sub-adviser to the International Index Fund. The portfolio manager for the International Index Fund is Shaun Murphy, Senior Vice President of Northern Trust Investments. Mr. Murphy, who is a Portfolio Manager in the U.S. Equities Division within the Quantitative Management Group, joined Northern Trust Investments in June 2004. Since joining Northern Trust Investments, Mr. Murphy has managed quantitative equity portfolios. From 1997 to 2003 he was a portfolio manager at State Street Global Advisors in London. Mr. Murphy received a degree in Business Studies from the University of Sunderland in the United Kingdom. He is a CFA charterholder and a member of the CFA Institute.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund, and these underlying funds invest in either common stocks or bonds. Consequently, the Equity and Bond Fund has the same portfolio managers as the Equity Fund and as the Bond Fund. For a description of the portfolio managers of the Equity Fund and the portfolio managers of the Bond Fund, please see the separate descriptions for those Funds included in this prospectus.

Bond Fund

Donald Heltner and Duncan Funk are the portfolio managers responsible for the day-to-day management of the Bond Fund. Mr. Heltner, Vice President—Fixed Income at State Farm Mutual Automobile Insurance Company, and Mr. Funk, Senior Investment Officer—Fixed Income at State Farm Mutual Automobile Insurance Company, have been associated with the Bond Fund as portfolio managers since 2003 and 2000, respectively. Over the past five years, Messrs. Heltner and Funk have been involved in all aspects of managing fixed income investment portfolios for State Farm Mutual Automobile Insurance Company and its affiliates. Messrs. Heltner and Funk generally have different roles on the Bond Fund management team. Mr. Heltner’s role on the management team includes overseeing the process for buying and selling fixed income securities and maintaining investment policies. Mr. Funk’s role on the management team includes selecting fixed income securities for purchase and sale, conducting fixed income research, reviewing research data and maintaining investment policies.

Tax Advantaged Bond Fund

Donald Heltner and Robert Reardon are the portfolio managers primarily responsible for the day-to-day management of the Tax Advantaged Bond Fund. Mr. Heltner has been associated with the Tax Advantaged Bond Fund since 2003. Mr. Reardon, Senior Investment Officer—Fixed Income at State Farm Mutual Automobile Insurance Company, has been associated with the Tax Advantaged Bond Fund since 2000. Over the past five years, Mr. Reardon has been involved in all aspects of managing tax advantaged fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities. Messrs. Heltner and Reardon generally have different roles on the Tax Advantaged Bond Fund management team. Mr. Heltner’s role on the Tax Advantaged Bond Fund management team is the same as identified for the Bond Fund. Mr. Reardon’s role on the Tax Advantaged Bond Fund management team includes selecting municipal securities for purchase and sale, conducting municipal research, and reviewing financial data and research reports.

LifePath Funds

Dagmar Nikles, Leslie Gambon, Alan Mason and Amy Whitelaw (the “LifePath Portfolio Managers”) are primarily responsible for the day-to-day management of the LifePath Master Portfolios and act collaboratively on all aspects concerning these Master Portfolios. Each LifePath Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification. Ms. Nikles has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with Barclays Global Investors, N.A. from 2001 to 2004, and in October 2004 became Head of Defined Contribution Portfolio Management at Barclays Global Investors, N.A. Ms. Gambon has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at Barclays Global Fund Advisors and Barclays Global Investors, N.A., including eight years devoted to the development of transition management products. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

Ms. Whitelaw has been employed as Head of Defined Contributions Portfolio Management at BFA and BTC since December 2009. From October 2009 to November 2009, Ms. Whitelaw was Head of Defined Contributions Portfolio Management at BGFA and BGI. Ms. Whitelaw had been employed as a member of the portfolio management team at BGFA and BGI since July 2006. From April 2002 to April 2005, Ms. Whitelaw worked as a transition manager and strategist in the Transition Services group at BGFA and BGI.

The SAI provides additional information about portfolio managers’ compensation, other accounts managed by the portfolio managers and portfolio managers’ ownership of securities in the Fund.

SHAREHOLDER INFORMATION

You may buy shares of any of the Funds by contacting your State Farm VP Management Corp. Registered Representative, by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Securities Products Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays), or via the Internet. An interactive voice response (IVR) system, provides access to most information and many transactions, 24 hours per day.

We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter or through your State Farm VP Management Corp. Registered Representative.

Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be witnessed by a notary public.

Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days’ prior written notice.

Minimum Investments

Your initial and subsequent investment in each of the Funds has to meet these minimum requirements.

Minimum Investments

Initial Investment—To open an account by check or ACH (without an AIP*)	$250 per Fund
Initial Investment—To open an account by check or ACH (with an AIP)**	$50 per Fund
Subsequent investments by check, ACH, or AIP	$50 per Fund

*	AIP stands for Automatic Investment Plan.
**	To open an account with the $50 minimum per fund, you must establish and maintain an AIP of at least $50 per month until the $250 fund minimum is met.

The above minimum investment amounts do not apply to SEP IRAs, SIMPLE IRAs or accounts held under other employer-sponsored qualified retirement plans.

Reduced Sales Charge Options

This prospectus offers four different classes of Fund shares, which allows you to choose the method of purchasing shares that is most beneficial to you in light of factors such as the amount of your investment, your holdings of Fund shares and how long you expect to hold your investment.

As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class B shares were created. Any shareholder who owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

The amount of sales charge you pay when buying Fund shares depends upon whether you are a “grandfathered” shareholder, a category of persons determined primarily based upon when you established your Fund account(s). An account is a distinct registration in which Fund shares are held, and each account has its own unique account number. Grandfathered shareholders may purchase Legacy Class A and Legacy Class B Fund shares whereas shareholders who are not grandfathered may purchase Class A or Class B Fund shares.

You are a grandfathered shareholder if you satisfy one or more of the following criteria:

•

Your account holding Legacy Class A or Legacy Class B Fund shares was established before May 1, 2006. In the case of all employer-sponsored qualified retirement plans, except Tax Sheltered Accounts (“TSAs”) established under § 403(b)(7) of the Internal Revenue Code, your account is considered established when the plan itself is established. In the case of TSAs, your account is considered established on the date you the individual open your account.

•

Your account holding Legacy Class A or Legacy Class B shares is established after April 30, 2006, as a result of the death or divorce of one or more individual shareholder(s) who had a grandfathered account. For example, if John and Mary Smith established a grandfathered account before May 1, 2006, and that account is re-titled as a result of a death or divorce of John and/or Mary Smith, the re-titled account(s) will be treated as grandfathered account(s).

•	Your account holding Legacy Class A or Legacy Class B shares is established after April 30, 2006, as a result of a conversion or re-characterization of a grandfathered IRA account. For example, if you convert your grandfathered Traditional IRA account into a Roth IRA account, the Roth IRA account will be treated as a grandfathered account.

•	You are a trust that obtained its Legacy Class A or Legacy Class B shares from another grandfathered account.

Class A and Legacy Class A shares are available for investors choosing an initial sales charge, whereas Class B and Legacy Class B shares are available for investors who prefer a deferred sales charge. Shares of each class represent interests in the same Fund, have the same rights and, except for the differences in sales charges and distribution charges, are identical in all respects. Each class has different exchange privileges, as described in the section of this prospectus on “How to Exchange Shares.”

The net income attributable to each class of shares and the dividends payable on shares of each class will be reduced by the amount of the distribution and service (12b-1) fees and shareholder services fees attributable to those shares and incremental expenses associated with the class. Shareholders of each class of a Fund have exclusive voting rights on the distribution and service (12b-1) plan as it applies to that class. State Farm VP Management Corp. Registered Representatives receive equal compensation for selling the four classes of shares offered in this prospectus.

Owners of State Farm fixed or variable deferred annuities held as funding vehicles for tax-qualified plans can exchange part or all of their annuities for Fund shares through the State Farm Annuity Exchange Offer (the “State Farm Annuity Exchange Offer”). The State Farm annuities that qualify for the State Farm Annuity Exchange Offer include the State Farm Deferred Life Annuity, State Farm Flexible Premium Annuity, State Farm Single Premium Deferred Annuity or the State Farm Variable Deferred Annuity. State Farm annuities that qualify for the State Farm Annuity Exchange Offer are referred to as “Eligible Annuities.” The State Farm Annuity Exchange Offer only provides for a waiver of annuity surrender charges when proceeds from an Eligible Annuity are being transferred to a tax-qualified Fund account. The State Farm Annuity Exchange Offer does not include the State Farm Single Premium Immediate Life Annuity or the State Farm Single Premium Immediate Joint and Last Survivor Annuity.

Subject to some important exceptions discussed below, the State Farm Annuity Exchange Offer terminated with respect to Eligible Annuities acquired on or after July 15, 2003.

If you purchased an Eligible Annuity on or after May 1, 2001, and before July 15, 2003, as funding for a tax-qualified retirement plan under Internal Revenue Code sections 401(a), 408 or 408A, you may participate in the State Farm Annuity Exchange Offer if the exchange occurs before the tenth anniversary of the date of purchase of the Eligible Annuity.

Class A and Legacy Class A Shares

Initial Sales Charge

Class A Shares.    You can buy Class A shares of each of the Funds at the offering price, which is the NAV per share plus a sales charge (commission). The applicable sales charge schedule for your investment in Class A shares of the Funds, except an investment in the Bond Fund or the Tax Advantaged Bond Fund, is set forth in Sales Charge Schedule #1 below. If you are purchasing Class A shares of the Bond Fund or the Tax Advantaged Bond, the applicable sales charge schedule is Sales Charge Schedule #2 below. There is no initial sales charge for “new investments” in Class A shares of the Money Market Fund. A new investment is an investment you initially make in the Fund by means other than an exchange from another Fund.

Legacy Class A Shares.    If you are a grandfathered shareholder, you can buy Legacy Class A shares of each of the Funds at the offering price, which is the NAV per share plus a sales charge (commission). The applicable sales charge schedule for your investment in Legacy Class A shares of the Funds is set forth in Sales Charge Schedule #2 below. There is no initial sales charge for new investments in Legacy Class A shares of the Money Market Fund.

Sales Charge Schedule #1

Sales Charge as Percentage of

	Offering Price	Net Amount Invested*
Less than $25,000	5%	5.26%
$25,000 to $49,999	4.5%	4.71%
$50,000 to $99,999	4.0%	4.17%
$100,000 to $199,999	3.0%	3.09%
$200,000 to $299,999	2.5%	2.56%
$300,000 to $399,999	2.0%	2.04%
$400,000 to $499,999	1.5%	1.52%
$500,000 or more	0%**	0%

Sales Charge Schedule #2

Sales Charge as Percentage of

	Offering Price	Net Amount Invested*
Less than $50,000	3%	3.09%
$50,000 to $99,999	2.5%	2.56%
$100,000 to $199,999	2.0%	2.04%
$200,000 to $299,999	1.5%	1.52%
$300,000 to $399,999	1.0%	1.01%
$400,000 to $499,999	0.5%	0.503%
$500,000 or more	0%**	0%

*	The percentages for “Net Amount Invested” are rounded to the nearest one-hundredth or one-thousandth of one-percent. Your net amount invested may be slightly different than indicated by these percentages due to rounding.
**

No sales charge is imposed at the time of purchase on amounts of $500,000 or more. However, for investment of $500,000 or more in Class A or Legacy Class A shares of any Fund other than the Money Market Fund, a contingent deferred sales charge will be charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. The contingent deferred sales charge may be waived in certain circumstances. See “When will the Contingent Deferred Sales Charge Schedule be Waived?” on p. 80.

Whether you buy Class A or Legacy Class A shares, you may qualify for a reduced sales charge, or the sales charge may be waived, as described below under “When Will the Initial Sales Charge be Reduced or Waived?”

Initial Sales Charge for the Money Market Fund.    The initial sales charge does not apply to new investments in Class A or Legacy Class A shares of the Money Market Fund. New investments in the Money Market Fund will only be accepted in Class A or Legacy Class A shares, whichever class of shares you are eligible to purchase.

Additional Sales Charge for Certain Exchanges from Class A Shares of the Bond Fund and the Tax Advantaged Bond Fund.    If you should exchange a new investment in Class A shares of the Bond Fund or Class A shares of the Tax Advantaged Bond for Class A shares of another Fund (other than the Bond Fund or the Tax Advantaged Bond Fund) within 180 days of acquiring the Class A shares of the Bond Fund or the Class A shares of the Tax Advantaged Bond Fund, you will be charged an additional sales charge equal to 1% of the lesser of the value of the shares exchanged (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. This sales charge will be collected from the redemption proceeds to be reinvested in shares of the new Fund position unless you pay the sales charge in another manner. For purposes of assessing the 1% sales charge, a new investment in Class A shares of the Bond Fund or Class A shares of the Tax Advantaged Bond Fund includes shares acquired from a new investment in the Class A shares of the Money Market Fund. In determining the amount of the sales charge that applies to exchanges from the Bond Fund or the Tax Advantaged Bond Fund, the calculation will be made in a manner that results in the lowest possible sales charge. It will be assumed that the exchange is made first from shares of the Bond Fund or the Tax Advantaged Bond Fund acquired through an exchange from another Fund (other than an exchange into the Bond Fund or the Tax Advantaged Bond Fund made from a new investment in the Money Market Fund); next from shares acquired from the reinvestment of dividends and distributions; and finally, it will be assumed that the exchange is made from shares acquired as new investments in the Bond Fund or the Tax Advantaged Bond Fund. No breakpoints or reductions in the rate of this sales charge will apply when this sales charge is due. The 1% additional sales charge does not apply if the initial sales charge on your purchase of Class A shares of the Bond Fund or the Tax Advantaged Bond Fund was waived.

When will the Initial Sales Charge be Reduced or Waived for Class A and Legacy Class A Shares?

There are several ways to reduce or eliminate the initial sales charge:

•	Combined Purchases

•	Rights of Accumulation

•	Letter of Intent

•	Special Waivers

Your State Farm VP Management Corp. Registered Representative or Securities Products Representative can explain these programs to you and help you determine if you qualify for a sales charge waiver. The sales charge waiver programs may be changed or discontinued at any time.

Combined Purchases.    Purchases made at the same time for any of the Funds, other than the Money Market Fund, in related accounts may be aggregated for the purpose of receiving a reduced sales charge. Here is how you qualify for a reduced sales charge:

•

Purchases in related accounts in Class A, Legacy Class A, Class B and Legacy Class B shares which may be aggregated to qualify for a reduced sales charge include purchases made at the same time for you, your spouse and children under the age of 21, as well as those made in individual tax-qualified accounts for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals.

•

Purchases made by or for the benefit of each participant within an employer-sponsored plan will be combined with all other purchases made at the same time, other than Money Market Fund purchases, in that plan for the purpose of receiving a discounted sales charge. Purchases by participants in these plans will not be combined with other individual accounts those participants may have outside the plan. An exception to this rule includes:

•

A participant account relating to a tax sheltered account under Section 403(b)(7) of the Internal Revenue Code will be combined with other individual accounts that participants may hold for the purposes of receiving a reduced sales charge.

•

Purchases made for a customer in nominee or street name accounts (accounts which hold the customer’s shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with purchases made at the same time for other accounts and may not be aggregated with purchases made at the same time for other nominee or street name accounts unless otherwise qualified as noted above.

You must tell us or your State Farm VP Management Corp. Registered Representative at the time your orders are placed that there are multiple orders which qualify for a reduced sales charge.

Rights of Accumulation.    Purchases may also qualify for a reduced sales charge based on the current NAV of your account and any related accounts in any of the Funds, excluding new investments in the Money Market Fund. Here is how you qualify for a reduced sales charge:

•

Investments in related accounts in Class A, Legacy Class A, Class B and Legacy Class B shares which may be aggregated to qualify for a reduced sales charge include the current total NAV of accounts for you, your spouse and children under the age of 21, as well as those made in individual tax-qualified accounts for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals.

•

Investments made by or for the benefit of each participant within an employer-sponsored plan will be combined with the current total NAV of all participant accounts within the plan, excluding new investments in the Money Market Fund, to determine qualification for reduced sales charges. Purchases by participants in these plans will not be combined with the current total NAV of other individual accounts those participants may have outside the plan. An exception to this rule includes:

•

A participant account relating to a tax sheltered account under Section 403(b)(7) of the Internal Revenue Code will be combined with other individual accounts that participants may hold for the purposes of receiving a reduced sales charge.

•

Investments made for a customer in nominee or street name accounts (accounts which hold the customer’s shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with the current total NAV of other accounts and may not be aggregated with the current total NAV of other nominee or street name accounts unless otherwise qualified as noted above.

You must tell us or your State Farm VP Management Corp. Registered Representative at the time your order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.

Letter of Intent.    You may qualify for a reduced sales charge if you enter into a non-binding Letter of Intent, telling us that you intend to buy, within 13 months, shares that, if purchased all at once, would qualify. Fund shares purchased in the 90-day period prior to entering into the Letter of Intent may be combined with new purchases in related accounts as shown above to reach the investment commitment of the Letter of Intent. You must tell us or your State Farm VP Management Corp. Registered Representative if you want purchases made in related accounts to count toward your investment commitment. Up to 5% of the stated amount of the Letter of Intent will be held in escrow to cover additional sales charges which may be due if investments over the 13-month period are not sufficient to qualify for the sales charge reduction. If you do not achieve the intended investment within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which will be deducted from any account linked to the letter of intent. Letters of Intent do not apply to employer sponsored plan accounts except 403(b)(7) accounts. The purchase of shares of the Money Market Fund will not count toward meeting an investment commitment under a Letter of Intent.

Special Waivers.    You may purchase Class A shares without an initial sales charge, or if you are a grandfathered shareholder you may purchase Legacy Class A shares for your grandfathered account without an initial sales charge, if:

•	You are purchasing shares of the Money Market Fund.

•	You are a current or retired agent or employee of the State Farm Insurance Companies or a Family Member of such a person.

“Family Member” is defined as:

“Immediate”

•	spouse, which means the person to whom you legally are married under the laws of the state in which you reside.

•	parents

•	step-parents

•	children:

•	natural born children

•	step-children

•	court appointed foster children

•	legally adopted children

“Extended”

•	grandparents

•	step-grandparents

•	great grandparents

•	step-great grandparents

•	grandchildren

•	step-grandchildren

•	great grandchildren

•	step-great grandchildren

•

If you are eligible to purchase Class A or Legacy Class A shares without an initial sales charge as an “Immediate” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you continue to be a person who, without paying an initial sales charge, may establish new registrations and add to existing registrations.

•

If you are eligible to purchase Class A or Legacy Class A shares without an initial sales charge as an “Extended” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you may no longer establish new registrations without paying an initial sales charge.

•

If you hold Class A or Legacy Class A shares that were purchased without an initial sales charge but you no longer qualify to establish new registrations without paying an initial sales charge, you may nevertheless maintain and add to your existing registration(s) without paying an initial sales charge.

•

If you acquired your Fund shares because another shareholder transferred those shares to you and if you are otherwise ineligible to invest in Class A or Legacy Class A shares without paying an initial sale charge, you will be allowed to maintain your account. However, in these circumstances, you may not purchase additional Class A or Legacy Class A shares for your account without paying an initial sales charge and you may not open any new registrations without paying an initial sales charge.

•

You are a current agent of the State Farm Insurance Companies purchasing shares for your employer-sponsored retirement plan. Participating employees of the State Farm agent’s employer-sponsored retirement plan may also purchase shares without an initial sales charge within that plan. No special waiver shall be allowed for the purchase of shares for employer-sponsored retirement plans not sponsored by a current agent of the State Farm Insurance Companies.

•	You are a State Farm VP Management Corp. Registered Representative who works for an insurance agent of the State Farm Insurance Companies, or a Family Member of such a person (as defined above).

•	You are currently serving on the Trust’s Board of Trustees.

•

You are purchasing shares by reinvesting the proceeds of the redemption of shares of one or more of the Funds. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds, and that the shares that were redeemed were at one time subject to an initial sales charge or contingent deferred sales charge. In addition, to qualify for a waiver of the initial sales charge, the redemption that occurred in the previous 90 days must have resulted in a termination of the account in which the shares were held.

•

You are purchasing shares by reinvesting the proceeds of a redemption of shares issued by State Farm Associates’ Funds Trust or State Farm Mutual Fund Trust (Retail Class A/B, Legacy A/B, Institutional, R-1, R-2, R-3 shares) which redeemed shares that were previously held in an employer sponsored plan including SEP IRA, SIMPLE IRA, Profit Sharing, 401(k), 403(b), or Retirement Plan Funding Program (RPFP). Subsequent purchases into the new account holding Fund shares will be subject to the initial sale charge. Note—Former shareowners of Institutional and R-3 shares of State Farm Mutual Fund Trust may not be eligible to purchase Class A or Legacy Class A shares. See the applicable Institutional prospectus for more details.

•	You are reinvesting dividends or other distributions from a Fund.

•	You are a participant in a retirement plan reinvesting loan repayments.

•	You are acquiring Fund shares issued in connection with the acquisition by a Fund of another investment company.

•

You are purchasing Fund shares as a result of participating in the State Farm Annuity Exchange Offer (which relates to exchanging interests in State Farm annuities for Fund shares), and the surrender charge period for your State Farm annuity has expired at the time of the exchange. See the discussion of the State Farm Annuity Exchange Offer above under the heading “Shareholder Information—Reduced Sales Charge Options.”

•

You are participating in the State Farm Annuity Exchange Offer by exchanging a State Farm fixed deferred annuity or State Farm Variable Deferred Annuity that is 96 months and 1 day old or greater, which annuity is still subject to a surrender charge. See the discussion of the State Farm Annuity Exchange Offer above under the heading “Shareholder Information – Reduced Sales Charge Options.”

•

You are purchasing Fund shares with the proceeds of a distribution from State Farm’s 401(k) Savings Plan for United States employees. Proceeds must come directly from State Farm’s 401(k) Savings Plan for reduced sales charge eligibility. Proceeds submitted indirectly will not be eligible for reduced sales charges, unless other eligibility is met. Purchases submitted by any method other than a direct contribution from State Farm’s 401(k) Savings Plan will be charged a sales load.

You also may purchase Class A and Legacy Class A shares, whichever share class is available to you, without an initial sales charge if you purchase $500,000 or more of the Funds’ shares. However, redemption of such shares within 12 months of purchase is subject to a contingent deferred sales charge of 0.5% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of the shares. This 0.5% contingent deferred sales charge does not apply to redemptions from Class A and Legacy Class A shares of the Money Market Fund.

If you qualify to purchase shares without an initial sales charge due to a special waiver, you must complete an “Institutional Share Class Eligibility or Purchase at Net Asset Value” form.

If you hold Class A or Legacy Class A shares that were purchased without an initial sales charge but you no longer qualify to purchase Class A or Legacy Class A shares without an initial sales charge under the criteria set forth above, you may nevertheless maintain and add to your established account registration(s), but you may not open any new registrations without paying an initial sales charge.

Class B and Legacy Class B Shares

Contingent Deferred Sales Charge

Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B and Legacy Class B shares are offered at NAV without an initial sales charge, but subject to a contingent deferred sales charge as set forth in the applicable schedule below. Class B shares of all Funds, other than the Bond Fund and the Tax Advantaged Bond Fund, are subject to the contingent deferred sales charges set forth in Schedule #1 below, whereas Legacy Class B shares of all Funds and Class B shares of the Bond Fund and the Tax Advantaged Bond Fund are subject to the contingent deferred sales charges set forth in Schedule #2 below. Each schedule shows the contingent deferred sales charges that apply to redemptions occurring during the first through sixth years after purchasing the shares. The percentage charge that applies to a specific redemption depends upon when the shares that are redeemed were purchased. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

Purchases of $25,000 or more generally will not be accepted in either Class B or Legacy Class B shares. In addition, as the cumulative NAV of your account and any related account reaches $25,000, purchases of either Class B or Legacy B shares will not be accepted. All purchases will automatically be made into Class A or Legacy Class A with the appropriate reduction of the initial sales charge. Moreover, Class B shares are not available for purchase in SEP, SIMPLE, Retirement Plan Funding Program, 401(k) and Profit Sharing Plans established after April 30, 2006. If your plan is not eligible to purchase Class B shares and you indicate on your application the intent to purchase Class B shares, the purchase will automatically be made into Class A shares.

If the surrender fee charged to an annuity contract owner in connection with the State Farm Annuity Exchange Offer would be less than the initial sales charge on Class A shares at the time of the proposed exchange, the annuity contract owner is required to purchase Class B shares of the Fund. If the purchase is $25,000 or greater, or if the NAV of all the related accounts are $25,000 or greater, the purchase will be made into Class A shares at NAV.

In determining whether a contingent deferred sales charge applies to a redemption of Class B or Legacy Class B shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from shares held beyond the applicable contingent deferred sales charge period; and finally, from shares subject to the lowest contingent deferred sales charge.

Contingent Deferred Sales Charge Schedule #1
Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh
5.00%	4.25%	3.5%	2.75%	2.00%	1.00%	0.00%

Contingent Deferred Sales Charge Schedule #2
Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh
3.00%	2.75%	2.75%	2.50%	2.00%	1.00%	0.00%

*	No contingent deferred sales charge is paid on an exchange of shares, nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distribution. Class B and Legacy Class B shares will convert to Class A and Legacy Class A shares, respectively, after eight years, thus reducing future expenses associated with owning those shares. Shares received as a reinvestment of dividends or capital gains distributions will be converted to Class A and Legacy Class A shares in the same proportion as purchased shares are converted.

For Class B and Legacy Class B shares purchased in connection with the State Farm Annuity Exchange Offer, the contingent deferred sales charge is calculated from the date of the original purchase of the annuity contract.

Automatic Conversion of Class B and Legacy Class B Shares

Class B and Legacy Class B shares automatically convert to Class A and Legacy Class A shares, respectively, two years after the expiration of any contingent deferred sales charge. This conversion feature relieves Class B and Legacy Class B shareholders of the higher asset-based distribution and service (12b-1) charges that otherwise apply to Class B and Legacy Class B shares. The conversion is based on the relative NAV of the two classes, and no charge is imposed in connection with the conversion.

When Will the Contingent Deferred Sales Charge Schedule be Waived?

A contingent deferred sales charge will not be assessed on Class A or Legacy Class A shares (for purchases of $500,000 or more) or Class B or Legacy Class B shares for:

•	exchanges of shares in one Fund for the same class of shares of another Fund;

•	when an affiliate of the Manager redeems Fund shares that represent seed capital invested in a Fund;

•	redemptions from tax-deferred retirement plans and Individual Retirement Accounts for required minimum distributions of Fund shares due to attainment of age 70 1/2 and return of excess contributions;

•	redemptions from tax-deferred retirement plans for participant loans and hardship withdrawals;

•	redemptions as a result of death of the registered shareholder or in the case of joint accounts, of all registered shareholders;

•	redemptions as a result of the disability of the registered shareholder (as determined in writing by the Social Security Administration) which occurs after the account was established;

•	redemptions for failure to meet minimum account balances; and

•	conversions and recharacterizations between types of IRAs.

When you request a redemption, you must notify us or your State Farm VP Management Corp. Registered Representative at the time your order is placed if the redemption qualifies for a waiver of the contingent deferred sales charge and the reason for the waiver.

The Trust makes available through its website at www.statefarm.com, information concerning applicable sales loads, breakpoint discounts and the nature of the four share classes offered in this prospectus.

Distribution and Service (12b-1) Fees

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which provides that each Fund will pay a distribution fee. In addition, the Trust’s 12b-1 plan provides that Class B shares will pay a service fee. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

With respect to the Funds, all share classes offered in this prospectus are subject to a distribution fee of up to the amounts specified in the charts below. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for expenses incurred in connection with the distribution of Fund shares, as well as to reimburse it for unreimbursed distribution expenses incurred by State Farm VP Management Corp. in prior years. Distribution expenses include payments to State Farm VP Management Corp. Registered Representatives for selling Fund shares, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.

Class B shares of all Funds, other than the Bond Fund, the Tax Advantaged Bond Fund and the Money Market Fund, are subject to a 12b-1 service fee of up to 0.20% per year of the Fund’s average daily net assets. The 12b-1 service fee is payable to State Farm VP Management Corp. to reimburse it for expenses incurred in connection with providing personal services to Fund shareholders, as well as to reimburse it for unreimbursed service expenses incurred by State Farm VP Management Corp. in prior years. Service expenses incurred by State Farm VP Management Corp. include payments to State Farm VP Management Corp. Registered Representatives for providing ongoing personal services to Fund shareholders.

The Trust’s Rule 12b-1 Plan is a “reimbursement” plan. This means that a share class of a Fund only pays a particular 12b-1 fee to the extent that State Farm VP Management Corp. has incurred or will incur in the Fund’s fiscal year a corresponding amount of service or distribution expenses. Unreimbursed expenses from prior years also are eligible for reimbursement. 12b-1 service fees for Class B shares of a Fund may be less than 0.20% per year if State Farm VP Management Corp. has not or does not expect to incur a sufficient amount of service expenses. 12b-1 distribution fees for a class of a Fund may be less than shown below if State Farm VP Management Corp. has not or does not expect to incur a sufficient amount of distribution expenses.

The charts below summarize the maximum level of 12b-1 distribution and service fees payable by the Funds.

Distribution and Service (12b-1) Fees—Funds other than the Money Market Fund

	Class A	Legacy Class A	Class B (excluding the Bond Fund and the Tax Advantaged Bond Fund)	Class B (for the Bond Fund and the Tax Advantaged Bond Fund)	Legacy Class B
12b-1 Distribution Fee as a % of Average Daily Net Assets	0.25%	0.25%	0.75%	0.65%	0.65%
12b-1 Service Fee as a % of Average Daily Net Assets	Not Applicable	Not applicable	0.20%	Not applicable	Not applicable
Total 12b-1 Distribution and Service Fees	0.25%	0.25%	0.95%	0.65%	0.65%

Distribution and Service (12b-1) Fees—Money Market Fund

	Class A	Legacy Class A	Class B	Legacy Class B
12b-1 Distribution Fee as a % of Average Daily Net Assets	0.15%	0.15%	0.55%	0.55%
12b-1 Service Fee as a % of Average Daily Net Assets	Not applicable	Not applicable	Not Applicable	Not applicable
Total 12b-1 Distribution and Service Fees	0.15%	0.15%	0.55%	0.55%

Shareholder Services Fee

In addition, each share class of the Funds offered in this prospectus pays a shareholder services fee of 0.25% per year of its average daily net assets to the Manager for providing ongoing account services to shareholders. Those services include establishing and maintaining shareholder accounts, printing and mailing confirmation and account statements to shareholders, processing shareholder transactions answering shareholder inquiries and providing other personal services to shareholders. The Manager and State Farm VP Management Corp. may profit from the distribution and service (12b-1) fees and from the shareholder services fees.

Calculating Net Asset Value

The offering price of the shares of each Fund is its NAV, plus an initial sales charge on the Class A and Legacy Class A shares. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the S&P 500 Index Fund and the LifePath Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV for each Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that the Board of Trustees believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of a Fund fairly and accurately represents the value of the Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of the Fund’s holdings and the reflection of that change in the Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities. Specific information about how the Funds value certain assets is set forth in the SAI.

Investments in a Master Portfolio are valued based on an interestholder’s proportionate ownership interest in the Master Portfolio’s aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of its assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the NYSE is open for business. The Master Portfolio’s investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Master Fund’s Board of Trustees. The prospectus of the Master Portfolios explains the circumstances under which the Master Portfolios will use fair value pricing and the effects of using fair value pricing.

How To Buy Shares

General

You must indicate at the time of investment which class of shares you are purchasing. If you do not indicate a class of shares, we will assume you want to purchase Class A shares or Legacy Class A shares, if you are eligible. While you may request to purchase either Class A or Class B shares, at certain purchase levels where State Farm VP Management Corp. determines that the reduced sales charge options for Class A shares makes the purchase of Class B shares an unsuitable choice, your request to purchase Class B shares may be denied resulting in the purchase of Class A shares being the only option. You also are required by federal regulations to certify your Taxpayer Identification or Social Security Number when opening your account. Failure to provide an identification number could subject you to 28% back-up withholding on any distributions, redemptions or disbursements from your account.

In accordance with federal securities laws, purchase orders are effected at the NAV per share next determined after receipt of the order in proper form by State Farm VP Management Corp. or its Registered Representatives, plus the applicable sales charge for Class A and Legacy Class A shares. Receipt of an order in proper form means that State Farm VP Management Corp. or its Registered Representatives have received complete purchase instructions and payment for shares.

If State Farm VP Management Corp. or its Registered Representatives determine that the purchase instructions for your order are incomplete, State Farm VP Management Corp. or its Registered Representative will contact you to obtain the missing information and/or the missing documents necessary to make your purchase instructions complete. Your purchase order will not be processed until after the purchase instructions have been made complete and payment for the shares has been received.

All checks should be made payable to State Farm Mutual Funds. Third-party checks will not be accepted. All payments must be in U.S. dollars and must be drawn only on U.S banks. The Funds reserve the right to reject any purchase order.

Purchase Blocking Policy.    The Funds reserve the right to reject any purchase order for any reason. The Funds are not designed to serve as a vehicle for frequent trading, including frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Funds have determined could involve actual or potential harm to a Fund, may be rejected. Frequent trading of Fund shares may lead to increased costs to the Fund and less efficient management of the Fund’s portfolio, resulting in dilution of the value of the shares held by long term shareholders.

The Trust’s Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of Fund shares. Under the Trust’s “Purchase Blocking Policy,” any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $2,500 or more from a Fund (other than the Money Market Fund) will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. The Funds will work with intermediaries to develop such procedures or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the Funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	Systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase

•	Employer sponsored retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan record keeper’s system

•	Purchase transactions involving external transfers of assets and external rollovers.

•	Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the Funds’ purchase blocking policy, all transactions in Fund shares remain subject to the Funds’ right to restrict potentially abusive trading generally (including the types of transaction described above that will not be prevented or trigger a purchase block under the policy). For instance, each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

Anti-Money Laundering Compliance.    The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or it does not contain your name, social security number, date of birth and permanent street address. This information may be compared to information obtained through third party sources where permitted by law. If we cannot verify this information your account may be restricted and/or closed. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program and have appointed an anti-money laundering compliance officer.

Opening and Adding to an Account

Through your State Farm VP Management Corp. Registered Representative.    Contact your Registered Representative directly for instructions.

By Writing to the Manager.    To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to “State Farm Mutual Funds” or a properly completed ACH authorization to debit the account for the minimum initial investment. Send Express Overnight mail to: State Farm Mutual Funds, 330 W. 9th Street, Kansas City, Missouri 64105. You may obtain an Application by calling the State Farm VP Management Corp. call center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip found at the top of your confirmation statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

By Telephone.    With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your predesignated bank account. You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner and mutual fund account owner(s) are different mail a written request signed by each shareholder and at least one bank account owner, with all signatures witnessed by a notary public, along with a voided check to:

State Farm Mutual Funds,

P.O. Box 219548,

Kansas City, MO 64121-9548.

Further documentation may be required for corporations, partnerships, trusts and other entities. To make a telephone investment, call 1-800-447-4930.

By the Internet.    Visit our web site at www.statefarm.com™, and click on the “Mutual Funds” link. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

By Automatic Investing.    The automatic investment plan allows you to make recurring investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account Services Form by calling 1-800-447-4930. You can make periodic investments of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. Until you meet the $250 initial investment minimum per fund, a monthly $50 per fund investment is required. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp. Registered Representative, by writing the Manager, or by contacting a Securities Products Representative at 1-800-447-4930.

General Policies On Buying Shares

•

Your purchase order must be received by 4:00 p.m., Eastern Time to get that day’s NAV. It is the responsibility of your State Farm VP Management Corp. Registered Representative to promptly submit purchase orders to the Funds.

•	All purchases are subject to the sales charge, unless they qualify for a sales charge reduction or waiver programs.

•

All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to “State Farm Mutual Funds” (not State Farm VP Management Corp.). Cash, third party checks, credit cards and debit cards are not acceptable forms of payment. State Farm VP Management Corp. reserves the right to reject a purchase request.

•

Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. For non tax-qualified accounts, you may at any time request to have your income dividends and capital gain distributions paid to you in cash. For tax-qualified accounts, refer to the plan documents for dividend and capital gain distribution provisions. You cannot elect to receive a check for an income dividend and/or a capital gain distribution if the amount payable is less than $10.

•	Stock certificates will not be issued.

•

The Manager will send to you by mail a confirmation of each transaction, other than purchases by the automatic investment plan method. You will receive confirmation of your purchases by the automatic investment plan method promptly after the end of each calendar quarter.

•

Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for any additional information related to buying shares.

•

You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.

•	Each of the policies on buying shares above apply to the purchase of shares through the State Farm Annuity Exchange Offer.

•

Class B shares are not available for purchase in SEP, SIMPLE, Retirement Plan Funding Program, 401(k) and Profit Sharing Plans established after April 30, 2006. If your plan is not eligible to purchase Class B shares and you indicate on your application the intent to purchase Class B shares, the purchase will automatically be made into Class A shares.

Inquiring About Transactions

You should review your confirmation statements thoroughly when received. The Manager employs reasonable procedures to ensure the proper and accurate processing of all transactions. In the event a transaction occurs in your account in error, you must notify the Manager via telephone or in writing within 30 days of receipt of your quarterly account statement of such error.

How To Exchange Shares

Except for exchanges from new investments in shares of the Money Market Fund (see below), you may exchange your shares for shares of the same Class of another Fund without a sales charge. A new investment in the Money Market Fund is an investment you initially make in that Fund by means other than through an exchange from another Fund. If you are exchanging a new investment in shares of the Money Market Fund for Class A or Legacy Class A shares of another Fund, an initial sales charge will apply at the time of the exchange. If you are exchanging a new investment in shares of the Money Market Fund for Class B or Legacy Class B shares of another Fund, you are treated as purchasing the Class B or Legacy Class B shares of the other Fund on the day of the exchange.

Fund shares may be exchanged as follows:

Through your State Farm VP Management Registered Representative.    Contact your State Farm VP Management Corp. Registered Representative directly for instructions.

In Writing.    A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

By Telephone.    With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund’s name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.

By the Internet.    You can exchange shares of one Fund for another through our web site at www.statefarm.com™. Just click on the “Mutual Funds” link at that site and follow the instructions presented on the screen.

General Policies On Exchanging Shares

Exchange Limitations.    Because excessive exchanges can disrupt management of a Fund and increase the Fund’s cost for all shareowners, the Trust places certain limits on the exchange privilege through the Purchase Blocking Policy. See the section of this prospectus on “How to Buy Shares.”

•	The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with exchange policies.

•

Please note that the Manager reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. An exchange request can rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor.

•

An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. or its Registered Representatives before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) each day the NYSE is open for business.

•	You have to meet the minimum investment requirements of the Fund into which you are exchanging.

•	There is no charge for exchanges, provided that you exchange your shares for shares of the same class of another Fund.

•

The Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

•	An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

•	Before making an exchange please read the description of the Fund to be purchased.

•	The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.

•	You may not exchange your shares into a variable annuity contract offered by an affiliated insurance company of the Manager.

•

When exchanging Class A shares of the Bond Fund or the Tax Advantaged Bond Fund within 180 days of acquiring those shares for Class A shares of another Fund, an additional 1% sales charge may apply. See the discussion of this topic under the heading “Shareholder Information—Reduced Sales Charge Options” in this prospectus.

How to Redeem Fund Shares

You may redeem shares of any of the Funds by contacting your State Farm VP Management Corp. Registered Representative, by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

Through your State Farm VP Management Corp. Representative.    Contact your State Farm VP Management Corp. Registered Representative directly for instructions.

In Writing.    You may redeem all or any portion of your shares by sending a written request to the Manager:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, Missouri 64121-9548

Your redemption request must clearly identify the exact name in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

The shareowner of record must sign the redemption request, including each joint holder of a joint account. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $100,000, your signature must be guaranteed as described under “Signature Guarantee.”

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under “Signature Guarantee,” you may have the proceeds sent to another payee or to an address other than the address of record.

By Telephone.    With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a predesignated bank account.

By The Internet.    Visit our website at www.statefarm.com™, click on the “Mutual Funds” link, and follow the instructions presented on the screen.

Systematic Withdrawal Program.    If you own $5,000 or more of a Fund’s shares at the current NAV, you may have a specified dollar amount of $100 or greater withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly, semiannual or annual basis. You designate the day during the chosen period that you would like the shares to be redeemed. If the day selected for your systematic withdrawal plan falls on a non-business day, the transaction will be processed on the previous business day unless the day selected falls on the first day of the period. Under these circumstances it will be processed the following business day. Example 1: If you choose to have your withdrawal on the tenth of each month and the tenth falls on a Saturday during a particular month, the transaction will be processed on the ninth. Example 2: If you choose to have your withdrawal on the first of each month and the first falls on a Saturday during a particular month, the transaction will be processed on the third since this would be the first business day during that period. To redeem shares through a systematic withdrawal plan, contact your State Farm VP Management Corp. Registered Representative for instruction or complete an Investor Account Services Form for shares held in a taxable account or a Distribution Request Form for shares held in a tax-qualified account. You can obtain copies of these forms by calling 1-800-447-4930. Once you have established a redemption program through a systematic withdrawal plan, you can change the amount, the frequency, or the payment date of the systematic withdrawal by calling 1-800-447-4930, if you have Telephone Redemption Privileges.

You should not purchase additional shares of a Fund at the same time you are participating in the systematic withdrawal plan because your purchase will likely be subject to sales charge and the withdrawal will be a taxable redemption and may produce taxable gain or loss. The Trust reserves the right to amend the systematic withdrawal program on 30 days’ notice. The program may be terminated at any time by the Trust.

General Redemption Policies

•

Each Fund will redeem shares at the Fund’s NAV next determined after receipt of the order in proper form by State Farm VP Management Corp. or its Registered Representatives. Receipt of an order in proper form means State Farm VP Management Corp. or its Registered Representatives have received complete redemption instructions from you. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. It is the responsibility of your State Farm VP Management Corp. Registered Representative to submit to the Fund a redemption request promptly after you deliver your request to the State Farm VP Management Corp. Registered Representative.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for any additional information related to redeeming shares.

•

A Fund generally will redeem shares in cash (by check) or electronic transfer. Redemptions of more than $500,000 of a Fund’s assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid in whole or in part by a distribution in-kind of securities. A shareholder who receives securities in an in-kind distribution from a Fund will be subject to market risk while holding those securities and may incur income tax liability upon selling the securities received in the in-kind distribution. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

•

Payment for shares redeemed will be mailed to the shareowner(s) address of record or electronically transferred to the shareowner’s predesignated bank account within seven days after the Fund receives a redemption request, in writing, by the internet, or by telephone, in proper form.

•

If you try to redeem shares paid for by check or electronic transfer soon after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify that payment of the purchase price for the shares has been, or will be, collected. The Fund will employ reasonable verification measures. A Fund will not delay paying redemption proceeds under this policy beyond a period that ends fifteen days after you purchased the shares that are being redeemed.

•

Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted as determined by the Securities and Exchange Commission, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

•	Once the Manager has received your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

•

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under “Signature Guarantee,” you may have the redemption proceeds sent to another payee or to an address other than the address of record.

•

In some circumstances, you may request expedited delivery or wire transfer of your redemption proceeds. A fee may be deducted from your redemption proceeds for this service. There currently is no charge for electronic transfers using the ACH method. Your bank may charge additional fees for electronic transfers you initiate.

•

You may change your address of record by calling 1-800-447-4930, by visiting your State Farm VP Management Corp. Registered Representative, or by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, MO 64121-9548. If you request an address change, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request unless the redemption request is in writing and accompanied by a signature guarantee for each registered owner.

•	For IRA withdrawals a shareholder should complete the Distribution Request Form which can be obtained by calling 1-800-447-4930 or by visiting our website at www.statefarm.com™.

•

If you request, redemption proceeds will be sent electronically to your predesignated bank account. The electronic transfer will be completed either through the ACH method or, under certain circumstances, the wire transfer method. With the ACH method the redemption proceeds will usually be deposited in your predesignated bank account within two to three business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds will usually be deposited in your predesignated bank account on the next business day after the receipt of the redemption request. You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner and mutual fund account owner(s) are different mail a written request signed by each shareholder and at least one bank account owner, with all signatures witnessed by a notary public, along with a voided check to:

State Farm Mutual Funds,

P.O. Box 219548,

Kansas City, MO 64121-9548.

Further documentation may be required for corporations, partnerships, trusts and other entities.

•	Redemptions may be restricted in the event of bankruptcy proceedings or other legal proceedings involving the shareowner.

Account Closure and Account Fee

The following policies apply to any shareowner who meets the below conditions:

•

If the balance in any of your accounts (other than a Traditional IRA, Roth IRA, Coverdell Education Savings Account, Archer Medical Savings Account, SEP IRA, SIMPLE IRA, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) falls below $250 at the close of business on the second business day of November, the Fund may redeem the shares in such account (with such redemption to occur on the same business day in November), send the proceeds to you at your address of record and close your account. This does not apply to accounts that as of the second business day of November have been open for less than 12 months. Accounts closed under this policy may be reopened with an initial investment of $250 per Fund. The Manager may waive redemption and closure of an account under this policy, in its discretion.

•

Because servicing smaller accounts is very expensive, if the balance in any of your accounts falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), through redemptions or any other reason, each of your accounts (other than SEP IRAs, SIMPLE IRAs, Archer Medical Savings Accounts, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or accounts held under other employer-sponsored qualified retirement plans) with a balance below $5,000 will be charged an account fee of $10.00 for the quarter. We will deduct the account fee from the account on the second business day of the last month of the calendar quarter by redeeming shares from your account. Please note that you may incur tax liability as a result of the redemption. The account fee will not apply to accounts that as of the second business day of the last month of the calendar quarter were open for less than 12 months. The Manager may waive this fee, in its discretion and, if not waived, the fee will be retained by the Manager.

Signature Guarantee

A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

The signature guarantee is required:

•

on the written request for redemption that exceeds $100,000, which clearly identifies the exact name in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed

•

on a separate “stock power,” an instrument of assignment which should specify the total number of shares to be exchanged or redeemed (this stock power may be obtained from most banks and stock brokers)

•	if you request that a redemption check be made payable to anyone other than the shareholder of record, that request must be signed and accompanied by a signature guarantee of the registered owner

•

if you request to transfer Fund shares from an existing account to another account which does not have identical owners (i.e., transferring shares from an account owned by John & Mary Doe to an account owned by Mary Doe), that request must be signed and accompanied by a signature guarantee of each registered owner of the account from which shares are being transferred

•	if you request that a redemption check be mailed to an address other than the address of record, that request must be signed and accompanied by a signature guarantee of the registered owner

The Funds will waive the requirement for a signature guarantee if:

•

You are requesting to transfer assets held in a State Farm Traditional IRA, Roth IRA, or Coverdell Education Savings Account to another custodian that is a member of the National Securities Clearing Corporation (“NSCC”) and subscribes to NSCC’s transfer of retirement asset service

•	Your State Farm VP Management Corp. Registered Representative certifies that your signature is genuine

•

You request to redeem shares in your account and reinvest the proceeds into a product sold by State Farm VP Management Corp. or into a product sponsored by a company that controls, is controlled by or is under common control with State Farm VP

Management Corp. For this exception to apply, the product into which you are reinvesting redemption proceeds must have an account registration identical to the registration of your Fund account

Excessive Trading/Market Timing

The Manager believes that the Funds are appropriate for a long term investment by a shareholder who can accommodate short-term price volatility. The Funds may also be appropriate as a diversifier of other investments. The Funds are not an appropriate investment for short-term investors who desire to trade the Funds frequently in anticipation of, or reaction to, short term market price movement.

An investment strategy some investors follow is commonly referred to as market timing. The Trust defines market timing as transacting into or between mutual funds on a frequent, short term basis, in anticipation of short term movements of share prices within those mutual funds. This is not an investment strategy supported by the Trust. The Trust does not accommodate shareholders who want to engage in market timing. The Trust attempts to identify and discourage market timing. Do not invest with the Trust if you desire to follow a market timing strategy.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be more susceptible to a time zone arbitrage strategy in which an investor seeks to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market, but prior to the pricing of the Fund’s shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to engaging in a time zone arbitrage strategy).

The Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Funds. Market timing risks include the dilution in value of Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Fund’s portfolio; and increased administrative costs for all Fund shareholders. The Board of Trustees for the Trust has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Funds. A purchase request could be rejected due to its timing, amount or history of trading.

•

All Funds except the Money Market Fund restrict certain purchases that follow share redemptions. For further details, see the “Purchase Blocking Policy” section of “How to Buy Shares” in this prospectus.

There is no guarantee that the Funds will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. We apply our market timing policies and procedures, including any and all restrictions, to all investors without special arrangement, waiver or exception. Because we cannot guarantee that our market timing policies and procedures will detect every market timer, investors bear the risk that frequent exchange or transfer activity may occur, resulting in dilution of the value of Fund shares, interference with efficient management of the Funds’ portfolios, and increases in brokerage and administrative costs to the Funds.

Certain shares of the Trust are held in omnibus accounts. When held in omnibus accounts, Trust shares are held in the name of an intermediary, such as a qualified retirement plan, on behalf of multiple beneficial owners, such as plan participants. With respect to Trust shares held in some omnibus accounts, the Trust is not able to identify trading by particular beneficial owners, which makes it difficult or impossible for the Trust to determine if a particular beneficial owner is engaged in frequent trading. The techniques used by the Trust and its intermediaries are not anticipated to identify all frequent trading by beneficial owners of Trust shares held in omnibus accounts. Therefore, the Trust’s market timing restrictions will not apply to all shares held in omnibus accounts.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures regarding the disclosure of the each Fund’s portfolio securities is available in the SAI.

Arbitration Agreement

Your account application may include an arbitration agreement. If so, the following is the terms of that agreement.

This agreement contains a pre-dispute arbitration clause. By signing an arbitration agreement the parties agree as follows:

1.	All parties to this agreement are giving up the right to sue each other in court, including the right to a trial by jury, except as provided by the rules of the arbitration forum in which a claim is filed.

2.	Arbitration awards are generally final and binding; a party’s ability to have a court reverse or modify an arbitration award is very limited.

3.	The ability of the parties to obtain documents, witness statements, and other discovery is generally more limited in arbitration than in court proceedings.

4.	The arbitrators do not have to explain the reason(s) for their award.

5.	The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.

6.	The rules of some arbitration forums may impose time limits for bringing a claim in arbitration. In some cases, a claim that is ineligible for arbitration may be brought in court.

7.	The rules of the arbitration forum in which the claim is filed, and any amendments thereto, shall be incorporated in this agreement.

Arbitration Agreement: I agree to arbitrate any dispute, claim or controversy that may arise between me and State Farm VP Management Corp., its parents and affiliates, and their officers, directors, employees, agents, independent contractor agents and independent contractor agents’ employees relating to this account or in any way arising from my relationship with State Farm VP Management Corp. Such arbitration will be conducted before and according to the arbitration rules of the Financial Industry Regulatory Authority (“FINRA”) or its successor. Any arbitration award shall be final and binding and judgment on it may be entered in any court having jurisdiction.

No person shall bring a putative or certified class action arbitration, nor seek to enforce any pre-dispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until (i) the class certification is denied; or (ii) the class is decertified; or (iii) the customer is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under the agreement except to the extent stated herein.

SHARED DELIVERY

Shared Delivery of Prospectus and Fund Reports.    The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund’s financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners’ meeting. Except in the case of certain employer-sponsored retirement plans, each Fund intends to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as “householding” delivery). By signing the Account Application, you consent to the “householded” delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.

Revocation of Shared Delivery.    If you want to receive an individual copy (rather than a shared or “householded” copy) of a Fund’s report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

The Equity Fund, Equity Index Funds, Small/Mid Cap Equity Fund, Equity and Bond Fund, International Equity Fund and the LifePath Funds declare and pay dividends and capital gain distributions, if any, at least annually.

The Bond Fund, the Money Market Fund, and the Tax Advantaged Bond Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

If the Manager has not received payment for your purchase of shares of the Bond Fund, the Money Market Fund or the Tax Advantaged Bond Fund, you will not be credited with any declared daily dividend until the day on which the Manager receives the payment. The Manager receives payment for your purchase of shares upon receipt of your check or ACH authorization. If you purchased the Fund shares at the office of a State Farm VP Management Corp. Registered Representative, it may take several days for the Manager to receive your check or your ACH authorization.

All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash.

Dividends and distributions from any Fund may be automatically invested in an existing, identically registered account in any other Fund of the same share class at NAV. This service is only available for non-retirement accounts. You may elect this option on your account application or by contacting your State Farm VP Management Corp. Registered Representative.

Taxes on Distributions.    Distributions from each Fund, other than the Tax Advantaged Bond Fund, are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

The dividends from the Tax Advantaged Bond Fund will largely be exempt from regular federal income tax, because the Tax Advantaged Bond Fund invests primarily in municipal bonds. A portion of the Tax Advantaged Bond Fund’s dividends may be subject to the federal alternative minimum tax (AMT). Tax Advantaged Bond Fund dividends may be subject to state and local taxes. Tax Advantaged Bond Fund will provide you annually with the state-by-state sources of its income.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

Dividends declared in October, November, or December that are paid to you by the end of the following January are taxable to you as if they were received in the year they are declared.

If you are an individual and you meet certain holding period requirements with respect to your Fund shares, “qualified dividend income” distributed to you by a Fund may also be eligible for taxation at long-term capital gain rates.

Every January, the Funds will send you and the Internal Revenue Service (“IRS”) a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

Foreign Taxes.    A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund’s dividend. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. It is expected that only International Equity Fund and International Index Fund may qualify for this election. If a Fund makes this election, we will send you detailed information about the foreign tax credit or deduction for that year.

Taxes on Transactions.    A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost basis depending upon the NAV at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

An exchange of any Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares at their fair market value and any gain on the transaction may be subject to federal income tax.

Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. Also in January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and gross proceeds of any taxable sales or exchanges from the previous year. This will help you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

For shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the fund’s default method will be used.

Taxes for Tax-Qualified Accounts.    Participants who own Fund shares in tax-qualified accounts will not be subject to federal income taxes on either dividends or capital gain distributions paid by the Funds to the accounts when reinvested. Instead, participants who own Fund shares in tax-qualified accounts may be taxed when they take distributions from their accounts. Depending on the type of tax-qualified account, there are various restrictions on eligibility, contributions and withdrawals. You should consult with a tax professional on the specific rules governing your own situation.

This prospectus provides general tax information only. It is not intended as tax advice applicable to your own personal situation. You should consult your own tax advisor for information about a Fund’s tax consequences that is specific to you.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements, is included in the December 31, 2010 annual report. The annual report may be obtained from the Funds upon request without charge.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST EQUITY FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(c)
Net asset value, beginning of period	$5.14	$4.28	$7.53	$8.76	$8.44

Income from Investment Operations

Net investment income (loss)(a)	$0.02	$0.03	$0.11	$0.15	$0.07

Net gain (loss) on investments (both realized and unrealized)	$0.64	$0.86	$(3.24)	$(0.70)	$0.76

Total from investment operations	$0.66	$0.89	$(3.13)	$(0.55)	$0.83

Less Distributions

Net investment income	$(0.02)	$(0.03)	$(0.11)	$(0.16)	$(0.13)

Net realized gain	—	—	$(0.01)	$(0.52)	$(0.38)

Total distributions	$(0.02)	$(0.03)	$(0.12)	$(0.68)	$(0.51)

Net asset value, end of period	$5.78	$5.14	$4.28	$7.53	$8.76

Total Return(b)	12.89%	20.82%	(41.52%)	(6.38%)	9.90%

Ratios/Supplemental Data

Net assets, end of period (millions)	$32.1	$20.8	$10.8	$14.7	$7.9

Average Net Asset ratios assuming expense limitations

Expenses(d)	1.20%	1.20%	1.19%	1.17%	1.17%

Net investment income (loss)(d)	0.40%	0.70%	1.82%	1.72%	1.27%

Average Net Asset ratios absent expense limitations

Expenses(d)	1.20%	1.21%	1.19%	1.17%	1.17%

Net investment income (loss)(d)	0.40%	0.69%	1.82%	1.72%	1.27%

Portfolio turnover rate	54%	70%	143%	46%	42%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(c)
Net asset value, beginning of period	$5.15	$4.30	$7.53	$8.77	$8.44

Income from Investment Operations

Net investment income (loss)(a)(e)	$(0.02)	—	$0.07	$0.09	$0.03

Net gain (loss) on investments (both realized and unrealized)	$(0.64)	$0.85	$(3.22)	$(0.72)	$0.77

Total from investment operations	$0.62	$0.85	$(3.15)	$(0.63)	$0.80

Less Distributions

Net investment income	—	—	$(0.07)	$(0.09)	$(0.09)

Net realized gain	—	—	$(0.01)	$(0.52)	$(0.38)

Total distributions	—	—	$(0.08)	$(0.61)	$(0.47)

Net asset value, end of period	$5.77	$5.15	$4.30	$7.53	$8.77

Total Return(b)	12.04%	19.77%	(41.84%)	(7.27%)	9.47%

Ratios/Supplemental Data

Net assets, end of period (millions)	$4.2	$3.5	$2.6	$4.3	$4.5

Average Net Asset ratios assuming expense limitations

Expenses(d)	1.90%	1.90%	1.89%	1.87%	1.87%

Net investment income (loss)(d)	(0.30%)	0.02%	1.13%	0.99%	0.57%

Average Net Asset ratios absent expense limitations

Expenses(d)	1.90%	1.91%	1.89%	1.87%	1.87%

Net investment income (loss)(d)	(0.30%)	0.01%	1.13%	0.99%	0.57%

Portfolio turnover rate	54%	70%	143%	46%	42%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Net investment income for Class B shares represent less than $0.01 per share in 2009.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.32	$4.43	$7.78	$9.03	$8.21

Income from Investment Operations

Net investment income (loss)(a)	$0.02	$0.03	$0.12	$0.15	$0.11

Net gain (loss) on investments (both realized and unrealized)	$0.67	$0.89	$(3.35)	$(0.73)	$1.20

Total from investment operations	$0.69	$0.92	$(3.23)	$(0.58)	$1.31

Less Distributions

Net investment income	$(0.02)	$(0.03)	$(0.11)	$(0.15)	$(0.11)

Net realized gain	—	—	$(0.01)	$(0.52)	$(0.38)

Total distributions	$(0.02)	$(0.03)	$(0.12)	$(0.67)	$(0.49)

Net asset value, end of period	$5.99	$5.32	$4.43	$7.78	$9.03

Total Return(b)	12.94%	20.68%	(41.54%)	(6.57%)	15.99%

Ratios/Supplemental Data

Net assets, end of period (millions)	$69.8	$62.8	$52.9	$100.4	$113.1

Average Net Asset ratios assuming expense limitations

Expenses	1.20%	1.20%	1.19%	1.17%	1.17%

Net investment income (loss)	0.39%	0.72%	1.83%	1.68%	1.26%

Average Net Asset ratios absent expense limitations

Expenses	1.20%	1.22%	1.19%	1.17%	1.17%

Net investment income (loss)	0.39%	0.70%	1.83%	1.68%	1.26%

Portfolio turnover rate	54%	70%	143%	46%	42%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.30	$4.41	$7.73	$8.97	$8.16

Income from Investment Operations

Net investment income (loss)(a)	—	$0.01	$0.09	$0.12	$0.07

Net gain (loss) on investments (both realized and unrealized)	$0.66	$0.89	$(3.32)	$(0.73)	$1.19

Total from investment operations	$0.66	$0.90	$(3.23)	$(0.61)	$1.26

Less Distributions

Net investment income	—	$(0.01)	$(0.08)	$(0.11)	$(0.07)

Net realized gain	—	—	$(0.01)	$(0.52)	$(0.38)

Total distributions	—	$(0.01)	$(0.09)	$(0.63)	$(0.45)

Net asset value, end of period	$5.96	$5.30	$4.41	$7.73	$8.97

Total Return(b)	12.45%	20.32%	(41.77%)	(6.91%)	15.47%

Ratios/Supplemental Data

Net assets, end of period (millions)	$18.4	$21.0	$19.3	$37.8	$43.1

Average Net Asset ratios assuming expense limitations

Expenses	1.60%	1.60%	1.59%	1.57%	1.57%

Net investment income (loss)	(0.01)%	0.33%	1.44%	1.28%	0.86%

Average Net Asset ratios absent expense limitations

Expenses	1.60%	1.62%	1.59%	1.57%	1.57%

Net investment income (loss)	(0.01)%	0.31%	1.44%	1.28%	0.86%

Portfolio turnover rate	54%	70%	143%	46%	42%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(c)
Net asset value, beginning of period	$7.55	$5.84	$10.92	$10.80	$11.35

Income from Investment Operations

Net investment income (loss)(a)	$(0.02)	$(0.01)	$(0.03)	$(0.06)	$(0.04)

Net gain (loss) on investments (both realized and unrealized)	$1.71	$1.72	$(5.00)	$1.74	$0.42

Total from investment operations	$1.69	$1.71	$(5.03)	$1.68	$0.38

Less Distributions

Net investment income	—	—	—	—	—

Net realized gain	—	—	$(0.05)	$(1.56)	$(0.93)

Total distributions	—	—	$(0.05)	$(1.56)	$(0.93)

Net asset value, end of period	$9.24	$7.55	$5.84	$10.92	$10.80

Total Return(b)	22.38%	29.28%	(46.01%)	15.49%	3.43%

Ratios/Supplemental Data

Net assets, end of period (millions)	$36.0	$25.1	$15.4	$21.5	$10.9

Average Net Asset ratios assuming expense limitations

Expenses(d)	1.40%	1.40%	1.40%	1.40%	1.40%

Net investment income (loss)(d)	(0.19%)	(0.12%)	(0.35%)	(0.47%)	(0.54%)

Average Net Asset ratios absent expense limitations

Expenses(d)	1.47%	1.49%	1.45%	1.44%	1.45%

Net investment income (loss)(d)	(0.26%)	(0.21%)	(0.40%)	(0.51%)	(0.59%)

Portfolio turnover rate	107%	130%	99%	98%	155%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(c)
Net asset value, beginning of period	$7.35	$5.73	$10.77	$10.75	$11.35

Income from Investment Operations

Net investment income (loss)(a)	$(0.06)	$(0.04)	$(0.09)	$(0.14)	$(0.09)

Net gain (loss) on investments (both realized and unrealized)	$1.66	$1.66	$(4.90)	$1.72	$0.42

Total from investment operations	$1.60	$1.62	$(4.99)	$1.58	$0.33

Less Distributions

Net investment income	—	—	—	—	—

Net realized gain	—	—	$(0.05)	$(1.56)	$(0.93)

Total distributions	—	—	$(0.05)	$(1.56)	$(0.93)

Net asset value, end of period	$8.95	$7.35	$5.73	$10.77	$10.75

Total Return(b)	21.77%	28.27%	(46.28%)	14.63%	2.99%

Ratios/Supplemental Data

Net assets, end of period (millions)	$9.4	$7.6	$5.7	$10.1	$9.6

Average Net Asset ratios assuming expense limitations

Expenses(d)	2.00%	2.00%	2.00%	2.10%	2.10%

Net investment income (loss)(d)	(0.80%)	(0.72%)	(0.96%)	(1.18%)	(1.24%)

Average Net Asset ratios absent expense limitations

Expenses(d)	2.07%	2.10%	2.04%	2.14%	2.15%

Net investment income (loss)(d)	(0.87%)	(0.82%)	(1.00%)	(1.22%)	(1.29%)

Portfolio turnover rate	107%	130%	99%	98%	155%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.41	$5.74	$10.72	$10.64	$10.12

Income from Investment Operations

Net investment income (loss)(a)	$(0.02)	$(0.01)	$(0.03)	$(0.06)	$(0.06)

Net gain (loss) on investments (both realized and unrealized)	$1.68	$1.68	$(4.90)	$1.70	$1.51

Total from investment operations	$1.66	$1.67	$(4.93)	$1.64	$1.45

Less Distributions

Net investment income	—	—	—	—	—

Net realized gain	—	—	$(0.05)	$(1.56)	$(0.93)

Total distributions	—	—	$(0.05)	$(1.56)	$(0.93)

Net asset value, end of period	$9.07	$7.41	$5.74	$10.72	$10.64

Total Return(b)	22.40%	29.09%	(45.94%)	15.33%	14.43%

Ratios/Supplemental Data

Net assets, end of period (millions)	$67.2	$55.5	$43.2	$82.5	$71.8

Average Net Asset ratios assuming expense limitations

Expenses	1.40%	1.40%	1.40%	1.40%	1.40%

Net investment income (loss)	(0.20%)	(0.12%)	(0.37%)	(0.48%)	(0.57%)

Average Net Asset ratios absent expense limitations

Expenses	1.47%	1.50%	1.45%	1.44%	1.45%

Net investment income (loss)	(0.27%)	(0.22%)	(0.42%)	(0.52%)	(0.62%)

Portfolio turnover rate	107%	130%	99%	98%	155%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.10	$5.52	$10.36	$10.36	$9.91

Income from Investment Operations

Net investment income (loss)(a)	$(0.05)	$(0.03)	$(0.07)	$(0.10)	$(0.10)

Net gain (loss) on investments (both realized and unrealized)	$1.60	$1.61	$(4.72)	$1.66	$1.48

Total from investment operations	$1.55	$1.58	$(4.79)	$1.56	$1.38

Less Distributions

Net investment income	—	—	—	—	—

Net realized gain	—	—	$(0.05)	$(1.56)	$(0.93)

Total distributions	—	—	$(0.05)	$(1.56)	$(0.93)

Net asset value, end of period	$8.65	$7.10	$5.52	$10.36	$10.36

Total Return(b)	21.83%	28.62%	(46.18%)	14.99%	14.03%

Ratios/Supplemental Data

Net assets, end of period (millions)	$17.8	$17.2	$14.3	$27.8	$25.2

Average Net Asset ratios assuming expense limitations

Expenses	1.80%	1.80%	1.80%	1.80%	1.80%

Net investment income (loss)	(0.62%)	(0.52%)	(0.77%)	(0.88%)	(0.99%)

Average Net Asset ratios absent expense limitations

Expenses	1.87%	1.90%	1.85%	1.84%	1.84%

Net investment income (loss)	(0.69%)	(0.62%)	(0.82%)	(0.92%)	(1.03%)

Portfolio turnover rate	107%	130%	99%	98%	155%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(d)
Net asset value, beginning of period	$8.87	$6.57	$12.80	$12.44	$11.86

Income from Investment Operations

Net investment income (loss)(a)	$0.05	$0.05	$0.16	$0.09	$0.09

Net gain (loss) on investments (both realized and unrealized)	$0.99	$2.30	$(6.18)	$1.28	$0.72

Total from investment operations	$1.04	$2.35	$(6.02)	$1.37	$0.81

Less Distributions

Net investment income	$(0.14)	$(0.05)	—	$(0.15)	$(0.23)

Net realized gain	—	—	$(0.21)	$(0.86)	—

Total distributions	$(0.14)	$(0.05)	$(0.21)	$(1.01)	$(0.23)

Net asset value, end of period	$9.77	$8.87	$6.57	$12.80	$12.44

Total Return(c)	11.75%	35.73%	(47.02%)	10.80%	6.79	%(b)

Ratios/Supplemental Data

Net assets, end of period (millions)	$24.9	$18.2	$11.0	$17.9	$12.4

Average Net Asset ratios assuming expense limitations

Expenses(e)	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income (loss)(e)	0.55%	0.66%	1.58%	0.69%	1.08%

Average Net Asset ratios absent expense limitations

Expenses(e)	1.68%	1.72%	1.67%	1.60%	1.64%

Net investment income (loss)(e)	0.37%	0.44%	1.41%	0.59%	0.94%

Portfolio turnover rate	66%	62%	154%	52%	30%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $12.44, $12.44, $12.51, and $12.47 for Class A, Class B, Legacy Class A and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.46, $12.54 and $12.49, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67%, and 18.11%, respectively.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	Determined on an annualized basis for periods that are less than a full year.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(d)
Net asset value, beginning of period	$8.81	$6.53	$12.80	$12.44	$11.86

Income from Investment Operations

Net investment income (loss)(a)(b)	$—	$0.01	$0.10	—	$0.03

Net gain (loss) on investments (both realized and unrealized)	$0.98	$2.27	$(6.16)	$1.27	$0.72

Total from investment operations	$0.98	$2.28	$(6.06)	$1.27	$0.75

Less Distributions

Net investment income(g)	$(0.09)	—	—	$(0.05)	$(0.17)

Net realized gain	—	—	$(0.21)	$(0.86)	—

Total distributions	$(0.09)	—	$(0.21)	$(0.91)	$(0.17)

Net asset value, end of period	$9.70	$8.81	$6.53	$12.80	$12.44

Total Return(c)	11.09%	34.92%	(47.34%)	10.00%	6.30	%(f)

Ratios/Supplemental Data

Net assets, end of period (millions)	$9.1	$8.2	$6.0	$11.3	$10.7

Average Net Asset ratios assuming expense limitations

Expenses(e)	2.10%	2.10%	2.10%	2.20%	2.20%

Net investment income (loss)(e)	(0.04%)	0.12%	0.98%	0.03%	0.43%

Average Net Asset ratios absent expense limitations

Expenses(e)	2.27%	2.34%	2.27%	2.30%	2.34%

Net investment income (loss)(e)	(0.21%)	(0.12%)	0.81%	(0.07%)	0.29%

Portfolio turnover rate	66%	62%	154%	52%	30%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net investment income represents less than $0.01 per share for Class B shares in 2007 and 2010.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	Determined on an annualized basis for periods that are less than a full year.
(f)	Based upon NAV of $12.44, $12.44, $12.51, and $12.47 for Class A, Class B, Legacy Class A and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.46, $12.54 and $12.49, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67%, and 18.11%, respectively.
(g)	Net investment income distribution represents less than $0.01 per share for Class B shares in 2009.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.94	$6.61	$12.88	$12.51	$10.74

Income from Investment Operations

Net investment income (loss)(a)	$0.05	$0.05	$0.16	$0.10	$0.12

Net gain (loss) on investments (both realized and unrealized)	$1.00	$2.32	$(6.22)	$1.27	$1.86

Total from investment operations	$1.05	$2.37	$(6.06)	$1.37	$1.98

Less Distributions

Net investment income	$(0.14)	$(0.04)	—	$(0.14)	$(0.21)

Net realized gain	—	—	$(0.21)	$(0.86)	—

Total distributions	$(0.14)	$(0.04)	$(0.21)	$(1.00)	$(0.21)

Net asset value, end of period	$9.85	$8.94	$6.61	$12.88	$12.51

Total Return(c)	11.72%	35.90%	(47.04%)	10.66%	18.38	%(b)

Ratios/Supplemental Data

Net assets, end of period (millions)	$45.5	$41.8	$31.0	$61.6	$56.5

Average Net Asset ratios assuming expense limitations

Expenses	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income (loss)	0.57%	0.71%	1.59%	0.73%	1.00%

Average Net Asset ratios absent expense limitations

Expenses	1.67%	1.73%	1.67%	1.60%	1.62%

Net investment income (loss)	0.40%	0.48%	1.42%	0.63%	0.88%

Portfolio turnover rate	66%	62%	154%	52%	30%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $12.44, $12.44, $12.51, and $12.47 for Class A, Class B, Legacy Class A and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.46, $12.54 and $12.49, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67%, and 18.11%, respectively.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.86	$6.56	$12.83	$12.47	$10.68

Income from Investment Operations

Net investment income (loss)(a)	$0.02	$0.02	$0.12	$0.04	$0.06

Net gain (loss) on investments (both realized and unrealized)	$0.98	$2.29	$(6.18)	$1.27	$1.85

Total from investment operations	$1.00	$2.31	$(6.06)	$1.31	$1.91

Less Distributions

Net investment income	$(0.10)	$(0.01)	—	$(0.09)	$(0.12)

Net realized gain	—	—	$(0.21)	$(0.86)	—

Total distributions	$(0.10)	$(0.01)	$(0.21)	$(0.95)	$(0.12)

Net asset value, end of period	$9.76	$8.86	$6.56	$12.83	$12.47

Total Return(c)	11.27%	35.26%	(47.27%)	10.36%	17.92	%(b)

Ratios/Supplemental Data

Net assets, end of period (millions)	$13.3	$13.5	$10.5	$21.0	$19.6

Average Net Asset ratios assuming expense limitations

Expenses	1.90%	1.90%	1.90%	1.90%	1.90%

Net investment income (loss)	0.18%	0.33%	1.18%	0.33%	0.53%

Average Net Asset ratios absent expense limitations

Expenses	2.07%	2.13%	2.07%	2.00%	2.02%

Net investment income (loss)	0.01%	0.10%	1.01%	0.23%	0.41%

Portfolio turnover rate	66%	62%	154%	52%	30%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $12.44, $12.44, $12.51, and $12.47 for Class A, Class B, Legacy Class A and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.46, $12.54 and $12.49, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67%, and 18.11%, respectively.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(f)
Net asset value, beginning of period	$8.37	$6.74	$11.08	$10.77	$9.96

Income from Investment Operations

Net investment income(a)(b)	$0.11	$0.12	$0.15	$0.15	$0.09

Net gain (loss) on investments (both realized and unrealized)	$1.08	$1.62	$(4.32)	$0.35	$0.86

Total from investment operations	$1.19	$1.74	$(4.17)	$0.50	$0.95

Less Distributions

Net investment income	$(0.11)	$(0.11)	$(0.16)	$(0.15)	$(0.14)

Net realized gain	—	—	$(0.01)	$(0.04)	—

Total distributions	$(0.11)	$(0.11)	$(0.17)	$(0.19)	$(0.14)

Net asset value, end of period	$9.45	$8.37	$6.74	$11.08	$10.77

Total Return(c)	14.27%	25.76%	(37.51%)	4.69%	9.57%

Ratios/Supplemental Data

Net assets, end of period (millions)	$98.5	$68.7	$40.4	$51.4	$22.1

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(g)	0.79%	0.79%	0.79%	0.78%	0.78%

Net investment income(a)(g)	1.29%	1.60%	1.63%	1.30%	1.30%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)(g)	0.79%	0.80%	0.79%	0.78%	0.78%

Net investment income (loss)(d)(g)	1.29%	1.59%	1.63%	1.30%	1.30%

Portfolio turnover rate(e)	9%	5%	8%	7%	14%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, assuming applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, excluding any otherwise applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(g)	Determined on an annualized basis for periods that are less than a full year.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(f)
Net asset value, beginning of period	$8.40	$6.77	$11.10	$10.77	$9.96

Income from Investment Operations

Net investment income(a)(b)	$0.05	$0.07	$0.09	$0.06	$0.04

Net gain (loss) on investments (both realized and unrealized)	$1.08	$1.61	$(4.31)	$0.38	$0.86

Total from investment operations	$1.13	$1.68	$(4.22)	$0.44	$0.90

Less Distributions

Net investment income	$(0.05)	$(0.05)	$(0.10)	$(0.07)	$(0.09)

Net realized gain	—	—	$(0.01)	$(0.04)	—

Total distributions	$(0.05)	$(0.05)	$(0.11)	$(0.11)	$(0.09)

Net asset value, end of period	$9.48	$8.40	$6.77	$11.10	$10.77

Total Return(c)	13.43%	24.87%	(37.96%)	4.09%	9.03%

Ratios/Supplemental Data

Net assets, end of period (millions)	$15.3	$12.9	$9.6	$14.2	$12.0

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(g)	1.49%	1.50%	1.49%	1.48%	1.48%

Net investment income(a)(g)	0.59%	0.92%	0.93%	0.58%	0.59%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)(g)	1.49%	1.50%	1.49%	1.48%	1.48%

Net investment income (loss)(d)(g)	0.59%	0.92%	0.93%	0.58%	0.59%

Portfolio turnover rate(e)	9%	5%	8%	7%	14%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, assuming applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, excluding any otherwise applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(g)	Determined on an annualized basis for periods that are less than a full year.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.40	$6.76	$11.09	$10.76	$9.46

Income from Investment Operations

Net investment income(a)(b)	$0.11	$0.12	$0.15	$0.14	$0.12

Net gain (loss) on investments (both realized and unrealized)	$1.08	$1.62	$(4.31)	$0.37	$1.30

Total from investment operations	$1.19	$1.74	$(4.16)	$0.51	$1.42

Less Distributions

Net investment income	$(0.11)	$(0.10)	$(0.16)	$(0.14)	$(0.12)

Net realized gain	—	—	$(0.01)	$(0.04)	—

Total distributions	$(0.11)	$(0.10)	$(0.17)	$(0.18)	$(0.12)

Net asset value, end of period	$9.48	$8.40	$6.76	$11.09	$10.76

Total Return(c)	14.17%	25.74%	(37.46%)	4.73%	14.97%

Ratios/Supplemental Data

Net assets, end of period (millions)	$275.7	$247.7	$208.0	$372.3	$375.6

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	0.79%	0.80%	0.79%	0.78%	0.78%

Net investment income(a)	1.28%	1.63%	1.61%	1.27%	1.21%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	0.79%	0.80%	0.79%	0.78%	0.78%

Net investment income (loss)(d)	1.28%	1.63%	1.61%	1.27%	1.21%

Portfolio turnover rate(e)	9%	5%	8%	7%	14%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, assuming applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, excluding any otherwise applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.41	$6.77	$11.09	$10.75	$9.46

Income from Investment Operations

Net investment income(a)(b)	$0.08	$0.09	$0.11	$0.10	$0.08

Net gain (loss) on investments (both realized and unrealized)	$1.08	$1.62	$(4.31)	$0.37	$1.28

Total from investment operations	$1.16	$1.71	$(4.20)	$0.47	$1.36

Less Distributions

Net investment income	$(0.06)	$(0.07)	$(0.11)	$(0.09)	$(0.07)

Net realized gain	—	—	$(0.01)	$(0.04)	—

Total distributions	$(0.06)	$(0.07)	$(0.12)	$(0.13)	$(0.07)

Net asset value, end of period	$9.51	$8.41	$6.77	$11.09	$10.75

Total Return(c)	13.84%	25.25%	(37.78%)	4.41%	14.42%

Ratios/Supplemental Data

Net assets, end of period (millions)	$77.0	$82.9	$72.5	$141.3	$142.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.19%	1.20%	1.19%	1.18%	1.18%

Net investment income(a)	0.88%	1.23%	1.20%	0.87%	0.80%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.19%	1.20%	1.19%	1.18%	1.18%

Net investment income (loss)(d)	0.88%	1.23%	1.20%	0.87%	0.80%

Portfolio turnover rate(e)	9%	5%	8%	7%	14%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, assuming applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, excluding any otherwise applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(c)
Net asset value, beginning of period	$9.65	$7.68	$13.04	$14.32	$15.06

Income From Investment Operations

Net investment income (loss)(a)	$0.04	$0.04	$0.06	$0.10	$0.05

Net gain (loss) on investments (both realized and unrealized)	$2.44	$1.97	$(4.62)	$(0.46)	$0.43

Total from investment operations	$2.48	$2.01	$(4.56)	$(0.36)	$0.48

Less Distributions

Net investment income	$(0.04)	$(0.04)	$(0.05)	$(0.10)	$(0.06)

Net realized gain(b)	—	—	$(0.75)	$(0.82)	$(1.16)

Total distributions	$(0.04)	$(0.04)	$(0.80)	$(0.92)	$(1.22)

Net asset value, end of period	$12.09	$9.65	$7.68	$13.04	$14.32

Total Return(e)	25.66%	26.21%	(34.60%)	(2.58%)	3.15%

Ratios/Supplemental Data

Net assets, end of period (millions)	$39.6	$26.3	$17.5	$23.5	$15.3

Average Net Asset ratios assuming expense limitations

Expenses(d)	0.95%	0.95%	0.95%	0.95%	0.95%

Net investment income (loss)(d)	0.41%	0.50%	0.57%	0.68%	0.46%

Average Net Asset ratios absent expense limitations

Expenses(d)	1.01%	1.03%	1.00%	0.99%	0.98%

Net investment income (loss)(d)	0.35%	0.42%	0.52%	0.64%	0.43%

Portfolio turnover rate	15%	20%	20%	18%	27%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net realized gain distributions represent less than $0.01 per share in 2009.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(c)
Net asset value, beginning of period	$9.60	$7.66	$13.01	$14.29	$15.06

Income from Investment Operations

Net investment income (loss)(a)	$(0.03)	$(0.02)	$(0.02)	$(0.01)	$(0.03)

Net gain (loss) on investments (both realized and unrealized)	$2.41	$1.96	$(4.58)	$(0.45)	$0.42

Total from investment operations	$2.38	$1.94	$(4.60)	$(0.46)	$0.39

Less Distributions

Net investment income	—	—	—	—	—

Net realized gain(b)	—	—	$(0.75)	$(0.82)	$(1.16)

Total distributions	—	—	$(0.75)	$(0.82)	$(1.16)

Net asset value, end of period	$11.98	$9.60	$7.66	$13.01	$14.29

Total Return(e)	24.79%	25.33%	(35.00%)	(3.24%)	2.55%

Ratios/Supplemental Data

Net assets, end of period (millions)	$10.1	$7.9	$6.1	$9.9	$10.1

Average Net Asset ratios assuming expense limitations

Expenses(d)	1.65%	1.65%	1.65%	1.65%	1.65%

Net investment income (loss)(d)	(0.31%)	(0.21%)	(0.14%)	(0.05%)	(0.27%)

Average Net Asset ratios absent expense limitations

Expenses(d)	1.71%	1.73%	1.70%	1.68%	1.68%

Net investment income (loss)(d)	(0.37%)	(0.29%)	(0.19%)	(0.08%)	(0.30%)

Portfolio turnover rate	15%	20%	20%	18%	27%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net realized gain distributions represent less than $0.01 per share in 2009.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.56	$7.61	$12.91	$14.17	$13.11

Income from Investment Operations

Net investment income (loss)(a)	$0.04	$0.04	$0.06	$0.09	$0.05

Net gain (loss) on investments (both realized and unrealized)	$2.41	$1.95	$(4.57)	$(0.45)	$2.20

Total from investment operations	$2.45	$1.99	$(4.51)	$(0.36)	$2.25

Less Distributions

Net investment income	$(0.03)	$(0.04)	$(0.04)	$(0.08)	$(0.03)

Net realized gain(b)	—	—	$(0.75)	$(0.82)	$(1.16)

Total distributions	$(0.03)	$(0.04)	$(0.79)	$(0.90)	$(1.19)

Net asset value, end of period	$11.98	$9.56	$7.61	$12.91	$14.17

Total Return(c)	25.65%	26.13%	(34.53%)	(2.56%)	17.10%

Ratios/Supplemental Data

Net assets, end of period (millions)	$143.8	$118.3	$97.8	$165.8	$183.7

Average Net Asset ratios assuming expense limitations

Expenses	0.95%	0.95%	0.95%	0.95%	0.95%

Net investment income (loss)	0.39%	0.49%	0.55%	0.64%	0.35%

Average Net Asset ratios absent expense limitations

Expenses	1.01%	1.03%	1.00%	0.98%	0.97%

Net investment income (loss)	0.33%	0.41%	0.50%	0.61%	0.33%

Portfolio turnover rate	15%	20%	20%	18%	27%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net realized gain distributions represent less than $0.01 per share in 2009.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.42	$7.51	$12.74	$13.99	$12.99

Income from Investment Operations

Net investment income (loss)(a)(b)	—	$0.01	$0.02	$0.03	$(0.01)

Net gain (loss) on investments (both realized and unrealized)	$2.38	$1.91	$(4.50)	$(0.44)	$2.17

Total from investment operations	$2.38	$1.92	$(4.48)	$(0.41)	$2.16

Less distributions

Net investment income	—	$(0.01)	—	$(0.02)	—

Net realized gain(d)	—	—	$(0.75)	$(0.82)	$(1.16)

Total distributions	—	$(0.01)	$(0.75)	$(0.84)	$(1.16)

Net asset value, end of period	$11.80	$9.42	$7.51	$12.74	$13.99

Total return(c)	25.27%	25.54%	(34.79%)	(2.93%)	16.58%

Ratios/Supplemental data

Net assets, end of period (millions)	$44.1	$41.1	$35.2	$61.0	$66.7

Average Net Asset ratios assuming expense limitations

Expenses	1.35%	1.35%	1.35%	1.35%	1.35%

Net investment income (loss)	(0.03%)	0.09%	0.15%	0.25%	(0.06%)

Average Net Asset ratios absent expense limitations

Expenses	1.41%	1.43%	1.40%	1.38%	1.37%

Net investment income (loss)	(0.09%)	0.01%	0.10%	0.22%	(0.08%)

Portfolio turnover rate	15%	20%	20%	18%	27%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net investment income for Legacy Class B shares represent less than $0.01 per share in 2010.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Net realized gain distributions represent less than $0.01 per share in 2009.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(d)
Net asset value, beginning of period	$10.33	$8.25	$14.67	$13.84	$13.04

Income from Investment Operations

Net investment income(b)	$0.16	$0.17	$0.29	$0.25	$0.13

Net gain (loss) on investments (both realized and unrealized)	$0.52	$2.12	$(6.51)	$1.12	$1.11

Total from investment operations	$0.68	$2.29	$(6.22)	$1.37	$1.24

Less Distributions

Net investment income	$(0.17)	$(0.21)	$(0.20)	$(0.34)	$(0.30)

Net realized gain	—	—	—	$(0.20)	$(0.14)

Total distributions	$(0.17)	$(0.21)	$(0.20)	$(0.54)	$(0.44)

Net asset value, end of period	$10.84	$10.33	$8.25	$14.67	$13.84

Total Return(c)	6.59%	27.79%	(42.38%)	9.63%	9.49	%(a)

Ratios/Supplemental Data

Net assets, end of period (millions)	$42.5	$35.0	$23.6	$35.4	$17.1

Average Net Asset ratios assuming expense limitations

Expenses(e)(f)	1.20%	1.19%	1.15%	1.15%	1.15%

Net investment income(f)	1.62%	1.86%	2.49%	1.69%	1.49%

Average Net Asset ratios absent expense limitations

Expenses(f)	1.23%	1.29%	1.28%	1.28%	1.31%

Net investment income (loss)(f)	1.59%	1.76%	2.36%	1.56%	1.33%

Portfolio turnover rate	4%	6%	8%	2%	8%

(a)	Based upon NAV of $13.84, $13.84, $13.81 and $13.82 for Class A, Class B, Legacy Class A, and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87, $13.84 and $13.85, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78%, and 24.27%, respectively.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009.
(f)	Determined on an annualized basis for periods that are less than a full year.

Class B Shares	Periods ended 12/31
	2010	2009		2008	2007	2006(d)
Net asset value, beginning of period	$10.34	.$	8.26	$14.67	$13.84	$13.04

Income from Investment Operations

Net investment income(b)	$0.09		$0.11	$0.21	$0.15	$0.08

Net gain (loss) on investments (both realized and unrealized)	$0.51		$2.12	$(6.50)	$1.10	$1.09

Total from investment operations	$0.60		$2.23	$(6.29)	$1.25	$1.17

Less Distributions

Net investment income	$(0.10)		$(0.15)	$(0.12)	$(0.22)	$(0.23)

Net realized gain	—		—	—	$(0.20)	$(0.14)

Total distributions	$(0.10)		$(0.15)	$(0.12)	$(0.42)	$(0.37)

Net asset value, end of period	$10.84		$10.34	$8.26	$14.67	$13.84

Total Return(c)	5.80%		26.98%	(42.89%)	8.82%	8.96	%(a)

Ratios/Supplemental Data

Net assets, end of period (millions)	$10.5		$9.8	$7.6	$12.9	$11.2

Average Net Asset ratios assuming expense limitations

Expenses(e)(f)	1.90%		1.89%	1.85%	1.85%	1.85%

Net investment income(f)	0.93%		1.22%	1.79%	1.04%	0.96%

Average Net Asset ratios absent expense limitations

Expenses(f)	1.93%		2.00%	1.98%	1.98%	2.00%

Net investment income (loss)(f)	0.90%		1.11%	1.66%	0.91%	0.81%

Portfolio turnover rate	4%		6%	8%	2%	8%

(a)	Based upon NAV of $13.84, $13.84, $13.81 and $13.82 for Class A, Class B, Legacy Class A, and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87, $13.84 and $13.85, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78%, and 24.27%, respectively.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009.
(f)	Determined on an annualized basis for periods that are less than a full year.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.30	$8.22	$14.65	$13.81	$11.42

Income from Investment Operations

Net investment income(a)	$0.16	$0.17	$0.30	$0.26	$0.22

Net gain (loss) on investments (both realized and unrealized)	$0.52	$2.12	$(6.54)	$1.10	$2.59

Total from investment operations	$0.68	$2.29	$(6.24)	$1.36	$2.81

Less Distributions

Net investment income	$(0.17)	$(0.21)	$(0.19)	$(0.32)	$(0.28)

Net realized gain	—	—	—	$(0.20)	$(0.14)

Total distributions	$(0.17)	$(0.21)	$(0.19)	$(0.52)	$(0.42)

Net asset value, end of period	$10.81	$10.30	$8.22	$14.65	$13.81

Total Return(b)	6.58%	27.83%	(42.55%)	9.61%	24.51	%(c)

Ratios/Supplemental Data

Net assets, end of period (millions)	$89.5	$87.7	$72.2	$137.5	$125.4

Average Net Asset ratios assuming expense limitations

Expenses(d)	1.20%	1.19%	1.15%	1.15%	1.15%

Net investment income	1.63%	1.92%	2.51%	1.74%	1.73%

Average Net Asset ratios absent expense limitations

Expenses	1.23%	1.30%	1.28%	1.28%	1.31%

Net investment income (loss)	1.60%	1.81%	2.38%	1.61%	1.57%

Portfolio turnover rate	4%	6%	8%	2%	8%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	Based upon NAV of $13.84, $13.84, $13.81 and $13.82 for Class A, Class B, Legacy Class A, and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87, $13.84 and $13.85, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78%, and 24.27%, respectively.
(d)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.33	$8.25	$14.66	$13.82	$11.42

Income from Investment Operations

Net investment income(a)	$0.13	$0.14	$0.25	$0.20	$0.17

Net gain (loss) on investments (both realized and unrealized)	$0.50	$2.11	$(6.52)	$1.10	$2.58

Total from investment operations	$0.63	$2.25	$(6.27)	$1.30	$2.75

Less Distributions

Net investment income	$(0.12)	$(0.17)	$(0.14)	$(0.26)	$(0.21)

Net realized gain	—	—	—	$(0.20)	$(0.14)

Total distributions	$(0.12)	$(0.17)	$(0.14)	$(0.46)	$(0.35)

Net asset value, end of period	$10.84	$10.33	$8.25	$14.66	$13.82

Total Return(b)	6.12%	27.30%	(42.72%)	9.17%	24.00	%(c)

Ratios/Supplemental Data

Net assets, end of period (millions)	$25.6	$27.6	$23.3	$43.5	$40.3

Average Net Asset ratios assuming expense limitations

Expenses(d)	1.60%	1.59%	1.55%	1.55%	1.55%

Net investment income	1.25%	1.53%	2.10%	1.34%	1.35%

Average Net Asset ratios absent expense limitations

Expenses	1.63%	1.70%	1.68%	1.67%	1.71%

Net investment income (loss)	1.22%	1.42%	1.97%	1.22%	1.19%

Portfolio turnover rate(d)	4%	6%	8%	2%	8%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	Based upon NAV of $13.84, $13.84, $13.81 and $13.82 for Class A, Class B, Legacy Class A, and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87, $13.84 and $13.85, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78%, and 24.27%, respectively.
(d)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(d)
Net asset value, beginning of period	$7.24	$6.33	$9.33	$10.00	$9.99

Income from Investment Operations

Net investment income(a)	$0.12	$0.14	$0.26	$0.30	$0.21

Net gain (loss) on investments (both realized and unrealized)	$0.62	$0.90	$(2.64)	$(0.43)	$0.60

Total from investment operations	$0.74	$1.04	$(2.38)	$(0.13)	$0.81

Less Distributions

Net investment income	$(0.12)	$(0.13)	$(0.26)	$(0.28)	$(0.25)

Net realized gain	—	—	$(0.36)	$(0.26)	$(0.55)

Total distributions	$(0.12)	$(0.13)	$(0.62)	$(0.54)	$(0.80)

Net asset value, end of period	$7.86	$7.24	$6.33	$9.33	$10.00

Total Return(c)	10.25%	16.48%	(25.61%)	(1.35%)	8.10%

Ratios/Supplemental Data

Net assets, end of period (millions)	$34.6	$21.5	$14.4	$17.8	$12.7

Average Net Asset ratios assuming expense limitations

Expenses(b)(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income(b)	1.55%	2.07%	3.12%	2.97%	3.00%

Average Net Asset ratios absent expense limitations

Expenses(b)(e)	0.36%	0.37%	0.34%	0.34%	0.44%

Net investment income(b)	1.44%	1.95%	3.03%	2.88%	2.81%

Portfolio turnover rate	1%	1%	16%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Determined on an annualized basis for periods that are less than a full year.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(d)
Net asset value, beginning of period	$7.25	$6.34	$9.33	$10.00	$9.99

Income from Investment Operations

Net investment income(a)	$0.07	$0.09	$0.21	$0.21	$0.15

Net gain (loss) on investments (both realized and unrealized)	$0.62	$0.91	$(2.63)	$(0.41)	$0.61

Total from investment operations	$0.69	$1.00	$(2.42)	$(0.20)	$0.76

Less Distributions

Net investment income	$(0.07)	$(0.09)	$(0.21)	$(0.21)	$(0.20)

Net realized gain	—	—	$(0.36)	$(0.26)	$(0.55)

Total distributions	$(0.07)	$(0.09)	$(0.57)	$(0.47)	$(0.75)

Net asset value, end of period	$7.87	$7.25	$6.34	$9.33	$10.00

Total Return(c)	9.55%	15.77%	(25.99%)	(2.06%)	7.59%

Ratios/Supplemental Data

Net assets, end of period (millions)	$9.1	$8.2	$6.9	$9.9	$10.2

Average Net Asset ratios assuming expense limitations

Expenses(b)(e)	0.85%	0.85%	0.84%	0.95%	0.95%

Net investment income(b)	0.88%	1.41%	2.50%	2.04%	2.13%

Average Net Asset ratios absent expense limitations

Expenses(b)(e)	0.96%	0.97%	0.94%	1.04%	1.13%

Net investment income(b)	0.77%	1.29%	2.40%	1.95%	1.95%

Portfolio turnover rate	1%	1%	16%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Determined on an annualized basis for periods that are less than a full year.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.30	$6.38	$9.39	$10.05	$9.76

Income from Investment Operations

Net investment income(a)	$0.11	$0.13	$0.25	$0.28	$0.24

Net gain (loss) on investments (both realized and unrealized)	$0.63	$0.92	$(2.65)	$(0.40)	$0.84

Total from investment operations	$0.74	$1.05	$(2.40)	$(0.12)	$1.08

Less Distributions

Net investment income	$(0.11)	$(0.13)	$(0.25)	$(0.28)	$(0.24)

Net realized gain	—	—	$(0.36)	$(0.26)	$(0.55)

Total distributions	$(0.11)	$(0.13)	$(0.61)	$(0.54)	$(0.79)

Net asset value, end of period	$7.93	$7.30	$6.38	$9.39	$10.05

Total Return(b)	10.27%	16.47%	(25.57%)	(1.27%)	11.05%

Ratios/Supplemental Data

Net assets, end of period (millions)	$77.7	$70.8	$64.8	$100.1	$107.3

Average Net Asset ratios assuming expense limitations

Expenses(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.48%	2.00%	2.99%	2.70%	2.33%

Average Net Asset ratios absent expense limitations

Expenses(c)	0.36%	0.37%	0.34%	0.34%	0.41%

Net investment income	1.37%	1.88%	2.90%	2.61%	2.17%

Portfolio turnover rate	1%	1%	16%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.31	$6.39	$9.40	$10.06	$9.77

Income from Investment Operations

Net investment income(a)	$0.08	$0.11	$0.22	$0.24	$0.19

Net gain (loss) on investments (both realized and unrealized)	$0.63	$0.91	$(2.65)	$(0.40)	$0.84

Total from investment operations	$0.71	$1.02	$(2.43)	$(0.16)	$1.03

Less Distributions

Net investment income	$(0.08)	$(0.10)	$(0.22)	$(0.24)	$(0.19)

Net realized gain	—	—	$(0.36)	$(0.26)	$(0.55)

Total distributions	$(0.08)	$(0.10)	$(0.58)	$(0.50)	$(0.74)

Net asset value, end of period	$7.94	$7.31	$6.39	$9.40	$10.06

Total Return(b)	9.79%	16.00%	(25.87%)	(1.66%)	10.56%

Ratios/Supplemental Data

Net assets, end of period (millions)	$31.9	$34.1	$32.4	$49.4	$52.9

Average Net Asset ratios assuming expense limitations

Expenses(c)	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	1.05%	1.59%	2.62%	2.30%	1.91%

Average Net Asset ratios absent expense limitations

Expenses(c)	0.77%	0.77%	0.74%	0.74%	0.81%

Net investment income	0.93%	1.47%	2.53%	2.21%	1.75%

Portfolio turnover rate	1%	1%	16%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST BOND FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(b)
Net asset value, beginning of period	$10.88	$10.29	$10.52	$10.32	$10.11

Income from Investment Operations

Net investment income (loss)	$0.36	$0.43	$0.47	$0.45	$0.30

Net gain (loss) on investments (both realized and unrealized)	$0.24	$0.59	$(0.23)	$0.20	$0.21

Total from investment operations	$0.60	$1.02	$0.24	$0.65	$0.51

Less Distributions

Net investment income	$(0.36)	$(0.43)	$(0.47)	$(0.45)	$(0.30)

Net realized gain	—	—	—	—	—

Total distributions	$(0.36)	$(0.43)	$(0.47)	$(0.45)	$(0.30)

Net asset value, end of period	$11.12	$10.88	$10.29	$10.52	$10.32

Total Return(a)	5.56%	10.12%	2.30%	6.50%	5.06%

Ratios/Supplemental Data

Net assets, end of period (millions)	$160.5	$84.6	$38.5	$23.1	$12.3

Average Net Asset ratios assuming expense limitations

Expenses(c)	0.68%	0.69%	0.70%	0.70%	0.69%

Net investment income (loss)(c)	3.19%	4.01%	4.49%	4.40%	4.25%

Average Net Asset ratios absent expense limitations

Expenses(c)	0.68%	0.69%	0.70%	0.70%	0.69%

Net investment income (loss)(c)	3.19%	4.01%	4.49%	4.40%	4.25%

Portfolio turnover rate	16%	11%	6%	16%	16%

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(b)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(c)	Determined on an annualized basis for periods that are less than a full year.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(b)
Net asset value, beginning of period	$10.87	$10.28	$10.51	$10.32	$10.11

Income from Investment Operations

Net investment income (loss)	$0.32	$0.39	$0.42	$0.41	$0.27

Net gain (loss) on investments (both realized and unrealized)	$0.24	$0.59	$(0.23)	$0.19	$0.21

Total from investment operations	$0.56	$0.98	$0.19	$0.60	$0.48

Less Distributions

Net investment income	$(0.32)	$(0.39)	$(0.42)	$(0.41)	$(0.27)

Net realized gain	—	—	—	—	—

Total distributions	$(0.32)	$(0.39)	$(0.42)	$(0.41)	$(0.27)

Net asset value, end of period	$11.11	$10.87	$10.28	$10.51	$10.32

Total Return(a)	5.14%	9.69%	1.89%	5.98%	4.78%

Ratios/Supplemental Data

Net assets, end of period (millions)	$9.7	$8.2	$6.6	$6.0	$5.4

Average Net Asset ratios assuming expense limitations

Expenses(c)	1.08%	1.09%	1.10%	1.10%	1.09%

Net investment income (loss)(c)	2.82%	3.66%	4.09%	3.99%	3.84%

Average Net Asset ratios absent expense limitations

Expenses(c)	1.08%	1.09%	1.10%	1.10%	1.09%

Net investment income (loss)(c)	2.82%	3.66%	4.09%	3.99%	3.84%

Portfolio turnover rate	16%	11%	6%	16%	16%

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(b)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(c)	Determined on an annualized basis for periods that are less than a full year.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.89	$10.30	$10.53	$10.33	$10.39

Income from Investment Operations

Net investment income (loss)	$0.36	$0.44	$0.47	$0.45	$0.43

Net gain (loss) on investments (both realized and unrealized)	$0.23	$0.59	$(0.23)	$0.20	$(0.06)

Total from investment operations	$0.59	$1.03	$0.24	$0.65	$0.37

Less Distributions

Net investment income	$(0.36)	$(0.44)	$(0.47)	$(0.45)	$(0.43)

Net realized gain	—	—	—	—	—

Total distributions	$(0.36)	$(0.44)	$(0.47)	$(0.45)	$(0.43)

Net asset value, end of period	$11.12	$10.89	$10.30	$10.53	$10.33

Total Return(a)	5.46%	10.12%	2.30%	6.50%	3.68%

Ratios/Supplemental Data

Net assets, end of period (millions)	$130.2	$120.8	$114.0	$118.2	$120.9

Average Net Asset ratios assuming expense limitations

Expenses	0.68%	0.69%	0.70%	0.70%	0.69%

Net investment income (loss)	3.23%	4.08%	4.48%	4.39%	4.20%

Average Net Asset ratios absent expense limitations

Expenses	0.68%	0.69%	0.70%	0.70%	0.69%

Net investment income (loss)	3.23%	4.08%	4.48%	4.39%	4.20%

Portfolio turnover rate	16%	11%	6%	16%	16%

(a)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.89	$10.30	$10.53	$10.34	$10.39

Income from Investment Operations

Net investment income (loss)	$0.32	$0.39	$0.43	$0.41	$0.39

Net gain (loss) on investments (both realized and unrealized)	$0.24	$0.59	$(0.23)	$0.19	$(0.05)

Total from investment operations	$0.56	$0.98	$0.20	$0.60	$0.34

Less Distributions

Net investment income	$(0.32)	$(0.39)	$(0.43)	$(0.41)	$(0.39)

Net realized gain	—	—	—	—	—

Total distributions	$(0.32)	$(0.39)	$(0.43)	$(0.41)	$(0.39)

Net asset value, end of period	$11.13	$10.89	$10.30	$10.53	$10.34

Total Return(a)	5.14%	9.68%	1.90%	5.97%	3.37%

Ratios/Supplemental Data

Net assets, end of period (millions)	$47.3	$51.9	$50.7	$53.0	$53.8

Average Net Asset ratios assuming expense limitations

Expenses	$1.08%	1.09%	1.10%	1.10%	1.09%

Net investment income (loss)	2.84%	3.68%	4.08%	3.99%	3.80%

Average Net Asset ratios absent expense limitations

Expenses	1.08%	1.09%	1.10%	1.10%	1.09%

Net investment income (loss)	2.84%	3.68%	4.08%	3.99%	3.80%

Portfolio turnover rate	16%	11%	6%	16%	16%

(a)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(b)
Net asset value, beginning of period	$11.13	$10.51	$10.83	$10.89	$10.79

Income from Investment Operations

Net investment income	$0.38	$0.41	$0.42	$0.43	$0.29

Net gain (loss) on investments (both realized and unrealized)	$(0.22)	$0.65	$(0.23)	$(0.01)	$0.11

Total from investment operations	$0.16	$1.06	$0.19	$0.42	$0.40

Less Distributions

Net investment income	$(0.38)	$(0.41)	$(0.42)	$(0.43)	$(0.29)

Net realized gain	$(0.01)	$(0.03)	$(0.09)	$(0.05)	$(0.01)

Total distributions	$(0.39)	$(0.44)	$(0.51)	$(0.48)	$(0.30)

Net asset value, end of period	$10.90	$11.13	$10.51	$10.83	$10.89

Total Return(a)	1.35%	10.23%	1.88%	4.01%	3.80%

Ratios/Supplemental Data

Net assets, end of period (millions)	$159.2	$91.4	$30.7	$21.0	$6.3

Average Net Asset ratios assuming expense limitations

Expenses(c)	0.68%	0.70%	0.70%	0.70%	0.70%

Net investment income(c)	3.35%	3.66%	3.96%	3.93%	3.95%

Average Net Asset ratios absent expense limitations

Expenses(c)	0.68%	0.70%	0.71%	0.72%	0.70%

Net investment income(c)	3.35%	3.66%	3.95%	3.91%	3.95%

Portfolio turnover rate	4%	4%	36%	18%	4%

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(b)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(c)	Determined on an annualized basis for periods that are less than a full year.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(b)
Net asset value, beginning of period	$11.13	$10.50	$10.82	$10.89	$10.79

Income from Investment Operations

Net investment income	$0.33	$0.37	$0.38	$0.38	$0.26

Net gain (loss) on investments (both realized and unrealized)	$(0.23)	$0.66	$(0.23)	$(0.02)	$0.11

Total from investment operations	$0.10	$1.03	$0.15	$0.36	$0.37

Less Distributions

Net investment income	$(0.33)	$(0.37)	$(0.38)	$(0.38)	$(0.26)

Net realized gain	$(0.01)	$(0.03)	$(0.09)	$(0.05)	$(0.01)

Total distributions	$(0.34)	$(0.40)	$(0.47)	$(0.43)	$(0.27)

Net asset value, end of period	$10.89	$11.13	$10.50	$10.82	$10.89

Total Return(a)	0.86%	9.91%	1.48%	3.50%	3.52%

Ratios/Supplemental Data

Net assets, end of period (millions)	$4.5	$3.8	$3.3	$3.4	$3.3

Average Net Asset ratios assuming expense limitations

Expenses(c)	1.08%	1.10%	1.10%	1.10%	1.10%

Net investment income(c)	2.97%	3.34%	3.55%	3.54%	3.55%

Average Net Asset ratios absent expense limitations

Expenses(c)	1.08%	1.10%	1.11%	1.12%	1.11%

Net investment income(c)	2.97%	3.34%	3.54%	3.52%	3.54%

Portfolio turnover rate	4%	4%	36%	18%	4%

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(b)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(c)	Determined on an annualized basis for periods that are less than a full year.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.11	$10.49	$10.81	$10.87	$10.96

Income from Investment Operations

Net investment income	$0.38	$0.41	$0.42	$0.42	$0.43

Net gain (loss) on investments (both realized and unrealized)	$(0.22)	$0.65	$(0.23)	$(0.01)	$(0.08)

Total from investment operations	$0.16	$1.06	$0.19	$0.41	$0.35

Less Distributions

Net investment income	$(0.38)	$(0.41)	$(0.42)	$(0.42)	$(0.43)

Net realized gain	$(0.01)	$(0.03)	$(0.09)	$(0.05)	$(0.01)

Total distributions	$(0.39)	$(0.44)	$(0.51)	$(0.47)	$(0.44)

Net asset value, end of period	$10.88	$11.11	$10.49	$10.81	$10.87

Total Return(a)	1.35%	10.25%	1.88%	4.00%	3.32%

Ratios/Supplemental Data

Net assets, end of period (millions)	$66.2	$66.9	$60.1	$62.2	$64.0

Average Net Asset ratios assuming expense limitations

Expenses	0.68%	0.70%	0.70%	0.70%	0.70%

Net investment income	3.38%	3.74%	3.95%	3.94%	3.97%

Average Net Asset ratios absent expense limitations

Expenses	0.68%	0.70%	0.71%	0.72%	0.71%

Net investment income	3.38%	3.74%	3.94%	3.92%	3.96%

Portfolio turnover rate	4%	4%	36%	18%	4%

(a)	Total return does not reflect the effect of sales charges.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.11	$10.49	$10.81	$10.87	$10.96

Income from Investment Operations

Net investment income	$0.33	$0.37	$0.38	$0.38	$0.39

Net gain (loss) on investments (both realized and unrealized)	$(0.22)	$0.65	$(0.23)	$(0.01)	$(0.08)

Total from investment operations	$0.11	$1.02	$0.15	$0.37	$0.31

Less Distributions

Net investment income	$(0.33)	$(0.37)	$(0.38)	$(0.38)	$(0.39)

Net realized gain	$(0.01)	$(0.03)	$(0.09)	$(0.05)	$(0.01)

Total distributions	$(0.34)	$(0.40)	$(0.47)	$(0.43)	$(0.40)

Net asset value, end of period	$10.88	$11.11	$10.49	$10.81	$10.87

Total Return(a)	0.95%	9.81%	1.47%	3.59%	2.91%

Ratios/Supplemental Data

Net assets, end of period (millions)	$25.1	$26.1	$24.9	$26.0	$26.5

Average Net Asset ratios assuming expense limitations

Expenses	1.08%	1.10%	1.10%	1.10%	1.10%

Net investment income	2.98%	3.34%	3.55%	3.54%	3.58%

Average Net Asset ratios absent expense limitations

Expenses	1.08%	1.10%	1.11%	1.12%	1.11%

Net investment income	2.98%	3.34%	3.54%	3.52%	3.57%

Portfolio turnover rate	4%	4%	36%	18%	4%

(a)	Total return does not reflect the effect of sales charges.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations

Net investment income(a)	—	—	$0.02	$0.05	$0.03

Total from investment operations	—	—	$0.02	$0.05	$0.03

Less Distributions

Net investment income(a)	—	—	$(0.02)	$(0.05)	$(0.03)

Total distributions	—	—	$(0.02)	$(0.05)	$(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(b)	0.00%	0.04%	2.02%	4.67%	3.23%

Ratios/Supplemental Data

Net assets, end of period (millions)	$94.0	$80.8	$72.1	$38.1	$19.5

Average Net Asset ratios assuming expense limitations

Expenses(d)(e)	0.17%	0.29%	0.60%	0.60%	0.60%

Net investment income(d)	0.00%	0.04%	1.89%	4.50%	4.62%

Average Net Asset ratios absent expense limitations

Expenses(d)	0.60%	0.61%	0.61%	0.64%	0.60%

Net investment income(d)	(0.43%)	(0.28%)	1.88%	4.46%	4.62%

(a)	Net investment income and distributions represent less than $0.01 per share in 2009.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	For all data, the period is from the commencement of investment operations on April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	The expense ratios for 2009 and 2010 include the effect of the voluntary fee waivers by SFIMC & State Farm VP Management Corp.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations

Net investment income(a)	—	—	$0.02	$0.04	$0.03

Total from investment operations	—	—	$0.02	$0.04	$0.03

Less Distributions

Net investment income(a)	—	—	$(0.02)	$(0.04)	$(0.03)

Total distributions	—	—	$(0.02)	$(0.04)	$(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(b)	0.00%	0.01%	1.62%	4.25%	2.91%

Ratios/Supplemental Data

Net assets, end of period (millions)	$3.1	$3.3	$3.2	$2.6	$2.5

Average Net Asset ratios assuming expense limitations

Expenses(d)	0.17%	0.32%	1.00%	1.00%	1.00%

Net investment income(d)	0.00%	0.01%	1.57%	4.17%	4.22%

Average Net Asset ratios absent expense limitations

Expenses(d)(e)	1.00%	1.01%	1.01%	1.03%	1.02%

Net investment income(d)	(0.83%)	(0.68%)	1.56%	4.14%	4.20%

(a)	Net investment income and distributions represent less than $0.01 per share in 2009.
(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges for Class B and Legacy Class B shares.
(c)	For all data, the period is from the commencement of investment operations on April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	The expense ratios for 2009 and 2010 include the effect of the voluntary fee waivers by SFIMC & State Farm VP Management Corp.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations

Net investment income(a)	—	—	$0.02	$0.05	$0.04

Total from investment operations	—	—	$0.02	$0.05	$0.04

Less Distributions

Net investment income(a)	—	—	$(0.02)	$(0.05)	$(0.04)

Total distributions	—	—	$(0.02)	$(0.05)	$(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00%	0.04%	2.02%	4.67%	4.50%

Ratios/Supplemental Data

Net assets, end of period (millions)	$75.0	$88.8	$96.3	$74.3	$75.2

Average Net Asset ratios assuming expense limitations

Expenses(b)	0.17%	0.30%	0.60%	0.60%	0.60%

Net investment income	0.00%	0.04%	1.96%	4.57%	4.38%

Average Net Asset ratios absent expense limitations

Expenses	0.60%	0.61%	0.61%	0.63%	0.63%

Net investment income	(0.43%)	(0.27%)	1.95%	4.54%	4.35%

(a)	Net investment income and distributions represent less than $0.01 per share in 2009.
(b)	The expense ratios for 2009 and 2010 include the effect of the voluntary fee waivers by SFIMC & State Farm VP Management Corp.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations

Net investment income(a)	—	—	$0.02	$0.04	$0.04

Total from investment operations	—	—	$0.02	$0.04	$0.04

Less Distributions

Net investment income(a)	—	—	$(0.02)	$(0.04)	$(0.04)

Total distributions	—	—	$(0.02)	$(0.04)	$(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(b)	0.00%	0.01%	1.62%	4.26%	4.08%

Ratios/Supplemental Data

Net assets, end of period (millions)	8.6	$10.7	$9.9	$5.0	$4.1

Average Net Asset ratios assuming expense limitations

Expenses(c)	0.17%	0.32%	1.00%	1.00%	1.00%

Net investment income	0.00%	0.01%	1.52%	4.16%	3.93%

Average Net Asset ratios absent expense limitations

Expenses	1.00	1.01%	1.01%	1.03%	1.03%

Net investment income	(0.83%)	(0.68%)	1.51%	4.13%	3.90%

(a)	Net investment income and distributions represent less than $0.01 per share in 2009.
(b)	Total return does not reflect the effect of sales charge for Class B and Legacy Class B shares.
(c)	The expense ratios for 2009 and 2010 include the effect of the voluntary fee waivers by SFIMC & State Farm VP Management Corp.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(g)
Net asset value, beginning of period	$10.77	$9.42	$11.44	$11.59	$11.45

Income from Investment Operations

Net investment income(a)(b)	$0.19	$0.25	$0.32	$0.36	$0.25

Net gain (loss) on investments (both realized and unrealized)	$0.76	$1.39	$(2.04)	$0.10	$0.44

Total from investment operations	$0.95	$1.64	$(1.72)	$0.46	$0.69

Less Distributions

Net investment income	$(0.19)	$(0.29)	$(0.25)	$(0.35)	$(0.45)

Net realized gain	$(0.02)	—	$(0.05)	$(0.26)	$(0.10)

Total distributions	$(0.21)	$(0.29)	$(0.30)	$(0.61)	$(0.55)

Net asset value, end of period	$11.51	$10.77	$9.42	$11.44	$11.59

Total Return(d)	8.92%	17.62%	(15.33%)	3.96%	6.20%

Ratios/Supplemental Data

Net assets, end of period (millions)	$266.9	$191.3	$41.9	$37.5	$13.2

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(c)	1.17%	1.21%	1.20%	1.22%	1.21%

Net investment income(a)(c)	1.71%	2.72%	2.97%	3.08%	3.35%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)(e)	1.51%	1.65%	1.54%	1.56%	1.68%

Net investment income(c)(e)	1.37%	2.28%	2.63%	2.74%	2.88%

Portfolio turnover rate(f)	4%	6%	11%	6%	10%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.60%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.61% and 2.25%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(g)
Net asset value, beginning of period	$10.82	$9.46	$11.50	$11.62	$11.45

Income from Investment Operations

Net investment income(a)(b)	$0.11	$0.18	$0.24	$0.28	$0.19

Net gain (loss) on investments (both realized and unrealized)	$0.77	$1.40	$(2.05)	$0.11	$0.44

Total from investment operations	$0.88	$1.58	$(1.81)	$0.39	$0.63

Less Distributions

Net investment income	$(0.11)	$(0.22)	$(0.18)	$(0.25)	$(0.36)

Net realized gain	$(0.02)	—	$(0.05)	$(0.26)	$(0.10)

Total distributions	$(0.13)	$(0.22)	$(0.23)	$(0.51)	$(0.46)

Net asset value, end of period	$11.57	$10.82	$9.46	$11.50	$11.62

Total Return(d)	8.22%	16.86%	(16.00%)	3.32%	5.64%

Ratios/Supplemental Data

Net assets, end of period (millions)	$9.5	$8.2	$1.4	$1.3	$0.5

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(c)	1.87%	1.91%	1.90%	1.92%	1.92%

Net investment income(a)(c)	0.99%	1.95%	2.26%	2.34%	2.42%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)(e)	2.21%	2.38%	2.24%	2.26%	2.39%

Net investment income(c)(e)	0.65%	1.48%	1.92%	2.00%	1.95%

Portfolio turnover rate(f)	4%	6%	11%	6%	10%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.60%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.61% and 2.25%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.96	$9.57	$11.63	$11.74	$11.24

Income from Investment Operations

Net investment income(a)(b)	$0.19	$0.26	$0.32	$0.35	$0.33

Net gain (loss) on investments (both realized and unrealized)	$0.78	$1.42	$(2.08)	$0.13	$0.59

Total from investment operations	$0.97	$1.68	$(1.76)	$0.48	$0.92

Less Distributions

Net investment income	$(0.18)	$(0.29)	$(0.25)	$(0.33)	$(0.32)

Net realized gain	$(0.02)	—	$(0.05)	$(0.26)	$(0.10)

Total distributions	$(0.20)	$(0.29)	$(0.30)	$(0.59)	$(0.42)

Net asset value, end of period	$11.73	$10.96	$9.57	$11.63	$11.74

Total Return(c)	9.01%	17.61%	(15.36%)	4.03%	8.30%

Ratios/Supplemental Data

Net assets, end of period (millions)	$263.0	$261.1	$69.3	$100.5	$113.5

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.17%	1.21%	1.20%	1.21%	1.22%

Net investment income(a)	1.68%	2.72%	2.89%	2.91%	2.89%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.51%	1.66%	1.54%	1.55%	1.70%

Net investment income(d)	1.34%	2.27%	2.55%	2.57%	2.41%

Portfolio turnover rate(e)	4%	6%	11%	6%	10%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.60%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.61% and 2.25%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.99	$9.60	$11.65	$11.74	$11.24

Income from Investment Operations

Net investment income(a)(b)	$0.14	$0.20	$0.27	$0.30	$0.29

Net gain (loss) on investments (both realized and unrealized)	$0.79	$1.44	$(2.07)	$0.12	$0.59

Total from investment operations	$0.93	$1.64	$(1.80)	$0.42	$0.88

Less Distributions

Net investment income	$(0.14)	$(0.25)	$(0.20)	$(0.25)	$(0.28)

Net realized gain	$(0.02)	—	$(0.05)	$(0.26)	$(0.10)

Total distributions	$(0.16)	$(0.25)	$(0.25)	$(0.51)	$(0.38)

Net asset value, end of period	$11.76	$10.99	$9.60	$11.65	$11.74

Total Return(c)	8.55%	17.22%	(15.68%)	3.59%	7.90%

Ratios/Supplemental Data

Net assets, end of period (millions)	$44.4	$46.0	$8.2	$11.2	$12.0

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.57%	1.61%	1.60%	1.62%	1.62%

Net investment income(a)	1.28%	2.21%	2.50%	2.51%	2.48%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.91%	2.05%	1.94%	1.95%	2.10%

Net investment income(d)	0.94%	1.77%	2.16%	2.18%	2.00%

Portfolio turnover rate(e)	4%	6%	11%	6%	10%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.60%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.61% and 2.25%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(g)
Net asset value, beginning of period	$11.81	$9.85	$13.65	$13.98	$13.43

Income from Investment Operations

Net investment income(a)(b)	$0.19	$0.24	$0.29	$0.34	$0.26

Net gain (loss) on investments (both realized and unrealized)	$1.04	$1.95	$(3.80)	$0.07	$0.76

Total from investment operations	$1.23	$2.19	$(3.51)	$0.41	$1.02

Less Distributions

Net investment income	$(0.18)	$(0.23)	$(0.24)	$(0.28)	$(0.28)

Net realized gain	—	—	$(0.05)	$(0.46)	$(0.19)

Total distributions	$(0.18)	$(0.23)	$(0.29)	$(0.74)	$(0.47)

Net asset value, end of period	$12.86	$11.81	$9.85	$13.65	$13.98

Total Return(d)	10.40%	22.25%	(25.75%)	2.94%	7.59%

Ratios/Supplemental Data

Net assets, end of period (millions)	$433.6	$297.0	$182.9	$191.9	$61.4

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(c)	1.13%	1.13%	1.13%	1.14%	1.15%

Net investment income(a)(c)	1.56%	2.30%	2.42%	2.34%	2.85%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)(e)	1.48%	1.48%	1.47%	1.47%	1.46%

Net investment income(c)(e)	1.21%	1.95%	2.08%	2.01%	2.54%

Portfolio turnover rate(f)	4%	6%	13%	7%	16%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.45%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.59% and 2.09%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(g)
Net asset value, beginning of period	$11.75	$9.82	$13.60	$13.94	$13.43

Income from Investment Operations

Net investment income(a)(b)	$0.10	$0.17	$0.21	$0.23	$0.18

Net gain (loss) on investments (both realized and unrealized)	$1.04	$1.92	$(3.77)	$0.09	$0.77

Total from investment operations	$1.14	$2.09	$(3.56)	$0.32	$0.95

Less Distributions

Net investment income	$(0.10)	$(0.16)	$(0.17)	$(0.20)	$(0.25)

Net realized gain	—	—	$(0.05)	$(0.46)	$(0.19)

Total distributions	$(0.10)	$(0.16)	$(0.22)	$(0.66)	$(0.44)

Net asset value, end of period	$12.79	$11.75	$9.82	$13.60	$13.94

Total Return(d)	9.66%	21.31%	(26.24%)	2.30%	7.03%

Ratios/Supplemental Data

Net assets, end of period (millions)	$21.9	$17.2	$11.6	$11.7	$4.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(c)	1.83%	1.83%	1.83%	1.84%	1.85%

Net investment income(a)(c)	0.85%	1.59%	1.73%	1.58%	2.01%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)(e)	2.18%	2.18%	2.17%	2.17%	2.17%

Net investment income(c)(e)	0.50%	1.24%	1.39%	1.25%	1.69%

Portfolio turnover rate(f)	4%	6%	13%	7%	16%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.45%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.59% and 2.09%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.75	$9.80	$13.56	$13.88	$12.70

Income from Investment Operations

Net investment income(a)(b)	$0.18	$0.24	$0.29	$0.30	$0.28

Net gain (loss) on investments (both realized and unrealized)	$1.05	$1.93	$(3.77)	$0.10	$1.33

Total from investment operations	$1.23	$2.17	$(3.48)	$0.40	$1.61

Less Distributions

Net investment income	$(0.17)	$(0.22)	$(0.23)	$(0.26)	$(0.24)

Net realized gain	—	—	$(0.05)	$(0.46)	$(0.19)

Total distributions	$(0.17)	$(0.22)	$(0.28)	$(0.72)	$(0.43)

Net asset value, end of period	$12.81	$11.75	$9.80	$13.56	$13.88

Total Return(c)	10.47%	22.17%	(25.69%)	2.87%	12.63%

Ratios/Supplemental Data

Net assets, end of period (millions)	$358.8	$334.4	$290.5	$437.4	$431.3

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.13%	1.13%	1.13%	1.14%	1.15%

Net investment income(a)	1.53%	2.25%	2.34%	2.13%	2.07%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.48%	1.48%	1.47%	1.47%	1.48%

Net investment income(d)	1.18%	1.90%	2.00%	1.80%	1.74%

Portfolio turnover rate(e)	4%	6%	13%	7%	16%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.45%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.59% and 2.09%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.74	$9.79	$13.54	$13.85	$12.68

Income from Investment Operations

Net investment income(a)(b)	$0.14	$0.19	$0.24	$0.25	$0.22

Net gain (loss) on investments (both realized and unrealized)	$1.03	$1.94	$(3.76)	$0.10	$1.33

Total from investment operations	$1.17	$2.13	$(3.52)	$0.35	$1.55

Less Distributions

Net investment income	$(0.12)	$(0.18)	$(0.18)	$(0.20)	$(0.19)

Net realized gain	—	—	$(0.05)	$(0.46)	$(0.19)

Total distributions	$(0.12)	$(0.18)	$(0.23)	$(0.66)	$(0.38)

Net asset value, end of period	$12.79	$11.74	$9.79	$13.54	$13.85

Total Return(c)	9.96%	21.76%	(26.02%)	2.54%	12.17%

Ratios/Supplemental Data

Net assets, end of period (millions)	$76.3	$74.0	$65.4	$95.8	$92.7

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.53%	1.53%	1.53%	1.54%	1.55%

Net investment income(a)	1.12%	1.86%	1.94%	1.74%	1.65%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.88%	1.88%	1.87%	1.87%	1.88%

Net investment income(d)	0.77%	1.51%	1.60%	1.41%	1.32%

Portfolio turnover rate(e)	4%	6%	13%	7%	16%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.45%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.59% and 2.09%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(g)
Net asset value, beginning of period	$11.95	$9.70	$14.49	$14.91	$14.23

Income from Investment Operations

Net investment income(a)(b)	$0.18	$0.22	$0.26	$0.29	$0.24

Net gain (loss) on investments (both realized and unrealized)	$1.19	$2.24	$(4.80)	$0.05	$0.90

Total from investment operations	$1.37	$2.46	$(4.54)	$0.34	$1.14

Less Distributions

Net investment income	$(0.17)	$(0.21)	$(0.21)	$(0.24)	$(0.23)

Net realized gain	—	—	$(0.04)	$(0.52)	$(0.23)

Total distributions	$(0.17)	$(0.21)	$(0.25)	$(0.76)	$(0.46)

Net asset value, end of period	$13.15	$11.95	$9.70	$14.49	$14.91

Total Return(d)	11.42%	25.31%	(31.38%)	2.28%	8.02%

Ratios/Supplemental Data

Net assets, end of period (millions)	$399.1	$263.6	$159.9	$164.9	$51.2

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(c)	1.11%	1.11%	1.12%	1.14%	1.15%

Net investment income(a)(c)	1.45%	2.10%	2.07%	1.91%	2.56%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)(e)	1.47%	1.47%	1.46%	1.47%	1.46%

Net investment income(c)(e)	1.09%	1.74%	1.73%	1.58%	2.25%

Portfolio turnover rate(f)	3%	7%	13%	7%	22%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.34%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.98%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(g)
Net asset value, beginning of period	$11.91	$9.69	$14.45	$14.89	$14.23

Income from Investment Operations

Net investment income(a)(b)	$0.09	$0.15	$0.17	$0.18	$0.17

Net gain (loss) on investments (both realized and unrealized)	$1.18	$2.21	$(4.76)	$0.05	$0.92

Total from investment operations	$1.27	$2.36	$(4.59)	$0.23	$1.09

Less Distributions

Net investment income	$(0.08)	$(0.14)	$(0.13)	$(0.15)	$(0.20)

Net realized gain	—	—	$(0.04)	$(0.52)	$(0.23)

Total distributions	$(0.08)	$(0.14)	$(0.17)	$(0.67)	$(0.43)

Net asset value, end of period	$13.10	$11.91	$9.69	$14.45	$14.89

Total Return(d)	10.67%	24.33%	(31.78%)	1.58%	7.64%

Ratios/Supplemental Data

Net assets, end of period (millions)	$26.1	$20.4	$13.0	$13.4	$5.1

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(c)	1.81%	1.81%	1.82%	1.84%	1.85%

Net investment income(a)(c)	0.73%	1.40%	1.37%	1.15%	1.78%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)(e)	2.17%	2.16%	2.16%	2.17%	2.16%

Net investment income(c)(e)	0.37%	1.05%	1.03%	0.82%	1.47%

Portfolio turnover rate(f)	3%	7%	13%	7%	22%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.34%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.98%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.94	$9.69	$14.45	$14.86	$13.32

Income from Investment Operations

Net investment income(a)(b)	$0.17	$0.21	$0.25	$0.26	$0.23

Net gain (loss) on investments (both realized and unrealized)	$1.20	$2.24	$(4.77)	$0.06	$1.73

Total from investment operations	$1.37	$2.45	$(4.52)	$0.32	$1.96

Less Distributions

Net investment income	$(0.16)	$(0.20)	$(0.20)	$(0.21)	$(0.19)

Net realized gain	—	—	$(0.04)	$(0.52)	$(0.23)

Total Distributions	$(0.16)	$(0.20)	$(0.24)	$(0.73)	$(0.42)

Net asset value, end of period	$13.15	$11.94	$9.69	$14.45	$14.86

Total Return(c)	11.44%	25.26%	(31.34%)	2.19%	14.69%

Ratios/Supplemental Data

Net assets, end of period (millions)	$260.0	$238.7	$196.0	$306.2	$292.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.11%	1.11%	1.12%	1.14%	1.15%

Net investment income(a)	1.41%	2.06%	1.97%	1.68%	1.63%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.47%	1.47%	1.46%	1.47%	1.48%

Net investment income(d)	1.05%	1.70%	1.63%	1.35%	1.30%

Portfolio turnover rate(e)	3%	7%	13%	7%	22%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.34%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.98%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.89	$9.66	$14.39	$14.79	$13.26

Income from Investment Operations

Net investment income(a)(b)	$0.12	$0.17	$0.20	$0.20	$0.17

Net gain (loss) on investments (both realized and unrealized)	$1.20	$2.22	$(4.74)	$0.07	$1.72

Total from investment operations	$1.32	$2.39	$(4.54)	$0.27	$1.89

Less Distributions

Net investment income	$(0.11)	$(0.16)	$(0.15)	$(0.15)	$(0.13)

Net realized gain	—	—	$(0.04)	$(0.52)	$(0.23)

Total distributions	$(0.11)	$(0.16)	$(0.19)	$(0.67)	$(0.36)

Net asset value, end of period	$13.10	$11.89	$9.66	$14.39	$14.79

Total Return(c)	11.06%	24.69%	(31.62%)	1.86%	14.27%

Ratios/Supplemental Data

Net assets, end of period (millions)	$60.9	$58.7	$49.3	$76.7	$73.5

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.51%	1.51%	1.52%	1.54%	1.55%

Net investment income(a)	1.00%	1.66%	1.57%	1.28%	1.22%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.87%	1.87%	1.86%	1.87%	1.88%

Net investment income(d)	0.64%	1.30%	1.23%	0.95%	0.89%

Portfolio turnover rate(e)	3%	7%	13%	7%	22%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.34%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.98%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

(For a share outstanding throughout each period)

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

Class A Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(g)
Net asset value, beginning of period	$12.08	$9.62	$15.28	$15.82	$14.97

Income from Investment Operations

Net investment income(a)(b)	$0.16	$0.20	$0.22	$0.26	$0.24

Net gain (loss) on investments (both realized and unrealized)	$1.32	$2.45	$(5.67)	$(0.01)	$1.03

Total from investment operations	$1.48	$2.65	$(5.45)	$0.25	$1.27

Less Distributions

Net investment income	$(0.15)	$(0.19)	$(0.19)	$(0.19)	$(0.19)

Net realized gain	—	—	$(0.02)	$(0.60)	$(0.23)

Total distributions	$(0.15)	$(0.19)	$(0.21)	$(0.79)	$(0.42)

Net asset value, end of period	$13.41	$12.08	$9.62	$15.28	$15.82

Total Return(d)	12.28%	27.49%	(35.68%)	1.57%	8.47%

Ratios/Supplemental Data

Net assets, end of period (millions)	$257.8	$180.5	$112.0	$122.9	$34.6

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(c)	1.11%	1.11%	1.13%	1.15%	1.16%

Net investment income(a)(c)	1.34%	1.92%	1.74%	1.58%	2.36%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)(e)	1.48%	1.47%	1.47%	1.48%	1.47%

Net investment income (loss)(c)(e)	0.97%	1.56%	1.40%	1.25%	2.05%

Portfolio turnover rate(f)	4%	6%	14%	8%	29%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.24%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 1.88%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

Class B Shares	Periods ended 12/31
	2010	2009	2008	2007	2006(g)
Net asset value, beginning of period	$12.04	$9.60	$15.24	$15.81	$14.97

Income from Investment Operations

Net investment income(a)(b)	$0.07	$0.13	$0.13	$0.13	$0.17

Net gain (loss) on investments (both realized and unrealized)	$1.31	$2.43	$(5.64)	$0.01	$1.06

Total from investment operations	$1.38	$2.56	$(5.51)	$0.14	$1.23

Less Distributions

Net investment income	$(0.07)	$(0.12)	$(0.11)	$(0.11)	$(0.16)

Net realized gain	—	—	$(0.02)	$(0.60)	$(0.23)

Total distributions	$(0.07)	$(0.12)	$(0.13)	$(0.71)	$(0.39)

Net asset value, end of period	$13.35	$12.04	$9.60	$15.24	$15.81

Total Return(d)	11.47%	26.66%	(36.13%)	0.85%	8.18%

Ratios/Supplemental Data

Net assets, end of period (millions)	$26.1	$20.7	$12.9	$13.7	$4.8

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(c)	1.81%	1.81%	1.83%	1.85%	1.86%

Net investment income(a)(c)	0.61%	1.22%	1.05%	0.81%	1.64%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)(e)	2.18%	2.17%	2.17%	2.18%	2.17%

Net investment income (loss)(c)(e)	0.24%	0.86%	0.71%	0.48%	1.33%

Portfolio turnover rate(f)	4%	6%	14%	8%	29%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.24%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 1.88%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

Legacy Class A Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.09	$9.62	$15.27	$15.78	$13.87

Income from Investment Operations

Net investment income(a)(b)	$0.16	$0.19	$0.21	$0.21	$0.19

Net gain (loss) on investments (both realized and unrealized)	$1.32	$2.46	$(5.67)	$0.05	$2.10

Total from investment operations	$1.48	$2.65	$(5.46)	$0.26	$2.29

Less Distributions

Net investment income	$(0.15)	$(0.18)	$(0.17)	$(0.17)	$(0.15)

Net realized gain	—	—	$(0.02)	$(0.60)	$(0.23)

Total distributions	$(0.15)	$(0.18)	$(0.19)	$(0.77)	$(0.38)

Net asset value, end of period	$13.42	$12.09	$9.62	$15.27	$15.78

Total Return(c)	12.30%	27.55%	(35.71%)	1.60%	16.46%

Ratios/Supplemental Data

Net assets, end of period (millions)	$188.0	$170.8	$133.4	$216.5	$199.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.11%	1.11%	1.13%	1.14%	1.16%

Net investment income(a)	1.29%	1.88%	1.64%	1.29%	1.28%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.48%	1.48%	1.47%	1.48%	1.50%

Net investment income (loss)(d)	0.92%	1.51%	1.30%	0.95%	0.94%

Portfolio turnover rate(e)	4%	6%	14%	8%	29%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.24%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 1.88%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

Legacy Class B Shares	Years ended 12/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.07	$9.61	$15.23	$15.74	$13.84

Income from Investment Operations

Net investment income(a)(b)	$0.11	$0.15	$0.16	$0.15	$0.13

Net gain (loss) on investments (both realized and unrealized)	$1.32	$2.45	$(5.64)	$0.04	$2.09

Total from investment operations	$1.43	$2.60	$(5.48)	$0.19	$2.22

Less Distributions

Net investment income	$(0.10)	$(0.14)	$(0.12)	$(0.10)	$(0.09)

Net realized gain	—	—	$(0.02)	$(0.60)	$(0.23)

Total distributions	$(0.10)	$(0.14)	$(0.14)	$(0.70)	$(0.32)

Net asset value, end of period	$13.40	$12.07	$9.61	$15.23	$15.74

Total Return(c)	11.81%	27.03%	(35.94%)	1.20%	16.01%

Ratios/Supplemental Data

Net assets, end of period (millions)	$45.9	$43.8	$35.1	$55.5	$51.8

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.51%	1.51%	1.53%	1.54%	1.56%

Net investment income(a)	0.88%	1.47%	1.25%	0.89%	0.87%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.88%	1.88%	1.87%	1.88%	1.90%

Net investment income (loss)(d)	0.51%	1.10%	0.91%	0.55%	0.53%

Portfolio turnover rate(e)	4%	6%	14%	8%	29%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.24%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Total return does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 1.88%, respectively, for the year ended December 31, 2010.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

(For a share outstanding throughout each period):

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

	Period ended 12/31
Class A Shares	2010	2009	2008(g)
Net asset value, beginning of period	$8.62	$6.88	$10.00

Income from Investment Operations

Net investment income (loss)(a)(b)	$0.12	$0.14	$0.17

Net gain (loss) on investments (both realized and unrealized)	$1.00	$1.94	$(3.20)

Total from investment operations	$1.12	$2.08	$(3.03)

Less Distributions

Net investment income	$(0.08)	$(0.11)	$(0.06)

Net realized gain	$(0.27)	$(0.23)	$(0.03)

Total distributions	$(0.35)	$(0.34)	$(0.09)

Net asset value, end of period	$9.39	$8.62	$6.88

Total Return(c)	12.98%	30.25%	(30.38%)

Ratios/Supplemental Data

Net assets, end of period (millions)	$42.6	$20.8	$5.0

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)(d)	1.12%	1.11%	1.13%

Net investment income (loss)(a)(d)	1.32%	1.87%	2.48%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)(e)	1.76%	2.04%	3.45%

Net investment income (loss)(d)(e)	0.68%	0.94%	0.16%

Portfolio turnover rate(f)	5%	12%	0%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.17% and 2.31%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.56% and 1.92%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2008.
(g)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the LifePath 2050 Master Portfolio, the period is from commencement of investment operations July 10, 2008.

APPENDIX A

Past Performance of Bridgeway, Marsico, Northern Cross, Northern Trust Investments,

Westwood, and BFA

The investment performance for each of the funds or composites below indicates the performance of Bridgeway, Marsico, Northern Cross, Northern Trust Investments, Westwood, and BFA in managing substantially similar mutual funds or other accounts with investment objectives, policies, strategies, and risks substantially similar to those of the respective State Farm Mutual Fund (“Fund”) to which each is compared. The “composites” shown below are an aggregation of all accounts managed by Northern Trust Investments that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Funds to which each is compared. The performance below is shown for the one-, five- and ten-year/since inception periods ending December 31, 2010, and does not represent the performance of the Funds. The composite performance data has been provided by Northern Trust Investments. The performance data for the corresponding funds is the historical performance of other investment companies or substantially similar mutual funds managed by Bridgeway, Marsico, Northern Cross, Westwood, or BFA, respectively.

The accounts that are included in the composites provided by Northern Trust Investments are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composites are lower than the Funds’ expenses. Consequently, if the Funds had been included in the composites, or if the accounts included in the composite had been regulated as investment companies under the federal securities and tax laws, the composites’ performance results would have been lower than what is shown below.

The corresponding funds shown below have lower expenses than the Fund to which each is compared. Accordingly, if the respective Managers had managed the Funds during the same periods presented below, the Funds’ returns would have been lower. The presentation of the investment results of the corresponding funds and composites is not intended to predict or suggest the returns that might be experienced by the Funds or an individual investor in the Funds. Investors should also be aware that the methodology used to calculate performance for the composites is not the SEC standard to calculate total return for mutual funds. As a result, the performance results for the composites may differ from the results calculated according to the SEC’s method.

In addition to comparing each Fund below to the performance of another fund or composite, the Managers have included the performance of each Fund’s broad-based securities market index or indices over the applicable periods. Furthermore, in comparing the State Farm LifePath Funds to the corresponding LifePath Master Portfolios, the Manager has included a customized Blended Benchmark representing hypothetical performance of the respective LifePath Master Portfolio’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indices that are included in the Blended Benchmarks are adjusted quarterly to reflect the LifePath Master Portfolio’s changing asset allocation over time. The following indices are used to calculate the Life-Path Master Portfolios’ Blended Benchmarks: S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI ACWI ex-US IMI Index, FTSE EPRA/NAREIT Global Real Estate Index, Barclays Capital U.S. Aggregate Bond Index, and Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2010

Equity Fund		Bridgeway Large Cap Growth Fund
		October 31, 2003
		$59,561,427

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Since Inception(1)

	Bridgeway Large Cap Growth Fund	13.34%	1.10%	3.44%
	S&P 500® Index	15.06%	2.29%	4.68%

Equity Fund		Westwood Equity Fund
		January 1, 1987
		$112,364,292

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Westwood Equity Fund	11.96%	2.30%	2.65%
	S&P 500® Index	15.06%	2.29%	1.41%

International Equity Fund		Marsico International Opportunities Fund
		June 30, 2000
		$355,900,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Marsico International Opportunities Fund	13.31%	2.84%	5.85%
	MSCI ACWI® ex-USA Index	11.15%	4.82%	5.54%
	MSCI EAFE® Free Index	7.75%	2.46%	3.50%

International Equity Fund		Northern Cross - Harbor International Fund
		December 29, 1987
		$32,577,761,884

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Northern Cross—Harbor International Fund	11.98%	7.54%	9.03%
	MSCI ACWI® ex-USA Index	11.15%	4.82%	5.54%
	MSCI EAFE® Free Index	7.75%	2.46%	3.50%

S&P 500 Index Fund		S&P 500 Stock Master Portfolio
		May 26, 1994
		$2,158,716,781

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	S&P 500 Stock Master Portfolio	15.06%	2.35%	1.41%
	S&P 500® Index	15.06%	2.29%	1.41%

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2010

Small Cap Index Fund		Northern Trust Global Investments Russell 2000 Equity Index Composite
		November 1, 1987
		$8,767,900,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Northern Trust Global Investments Russell 2000 Equity Index Composite	27.05%	4.57%	6.44%
	Russell 2000® Index	26.85%	4.47%	6.33%

International Index Fund		Northern Trust Global Investments EAFE Index Composite
		April 1, 1987
		$10,990,900,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Northern Trust Global Investments EAFE Index Composite	8.02%	2.80%	3.78%
	MSCI EAFE® Free Index	7.75%	2.46%	3.50%

LifePath Retirement Fund		LifePath Retirement Master Portfolio
		March 1, 1994
		$1,380,140,735

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	LifePath Retirement Master Portfolio	9.83%	5.04%	5.07%
	S&P 500 Index	15.06%	2.29%	1.41%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
	Blended Benchmark	10.86%	5.32%	5.49%

LifePath 2020 Fund		LifePath 2020 Master Portfolio
		March 1, 1994
		$2,343,960,917

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	LifePath 2020 Master Portfolio	11.40%	3.96%	3.63%
	S&P 500 Index	15.06%	2.29%	1.41%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
	Blended Benchmark	12.74%	4.59%	4.17%

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2010

LifePath 2030 Fund		LifePath 2030 Master Portfolio
		March 1, 1994
		$1,972,075,066

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	LifePath 2030 Master Portfolio	12.36%	3.27%	3.04%
	S&P 500 Index	15.06%	2.29%	1.41%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
	Blended Benchmark	14.13%	4.13%	3.66%

LifePath 2040 Fund		LifePath 2040 Master Portfolio
		March 1, 1994
		$1,519,203,305

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	LifePath 2040 Master Portfolio	13.21%	2.66%	2.39%
	S&P 500 Index	15.06%	2.29%	1.41%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
	Blended Benchmark	15.18%	3.69%	3.08%

LifePath 2050 Fund		LifePath 2050 Master Portfolio
		June 30, 2008
		$119,390,546

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Since Inception(2)

	LifePath 2050 Master Portfolio	13.93%	N/A	0.63%
	S&P 500 Index	15.06%	N/A	1.62%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	N/A	6.65%
	Blended Benchmark	16.11%	N/A	2.03%

(1)	Inception Date: October 31, 2003
(2)	Inception Date: June 30, 2008

The investment performance indicated in the following four tables shows the average annual total returns for the one-, five- and ten-year periods for each of the corresponding funds or composites indicated above, adjusted to reflect the expenses of the Funds, including sales charges where indicated, for the periods ended December 31, 2010. The performance disclosed below is not the performance of the Funds but rather the performance of the corresponding fund or composite adjusted to reflect charges and expenses of the Funds. Although each Fund has substantially similar investment objectives and policies as the corresponding fund or composite, you should not assume that the Funds will have the same future performance as the corresponding fund or composite. For example, any Fund’s future performance may be greater or less than the performance of the corresponding fund or composite due to, among other things, differences in expenses, asset sizes and cash flows between a Fund and the corresponding fund or composite. The performance figures quoted represent past performance and are not intended to indicate future performance. Investment returns and NAV will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The following four tables show the average annualized total returns for the corresponding funds or composites for the one-, five-and ten-year periods ended December 31, 2010. These figures are based on the actual gross investment performance of the corresponding funds or composites. From the gross investment performance figures, the expenses assuming expense limitations, reductions, and waivers shown in the Financial highlights section of this prospectus are deducted to arrive at the net return. The first table for each Class reflects a deduction for the maximum applicable sales charge, while the second table for each Class reflects no deduction for sales charge. Performance figures will be lower when sales charges are taken into effect.

Assuming Class A Shares Total Fund Operating Expenses and the Maximum Initial Sales Charge Applicable to Class A Shares

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to ...)
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	5.16%	0.03%	0.90%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	6.47%	-1.20%	1.78%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	5.82%	-0.34%	2.34%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	-6.50%	0.16%	5.16%
Northern Cross—Harbor International Fund (December 29, 1987)

(International Equity Fund)	4.88%	4.85%	6.91%
Marsico/Northern Cross—Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	5.51%	2.55%	5.35%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	8.57%	0.55%	0.15%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	19.75%	2.52%	4.92%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	1.42%	0.49%	2.00%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	3.43%	3.07%	3.67%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	4.93%	2.00%	2.25%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	5.84%	1.32%	1.67%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	6.63%	0.69%	1.02%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using 7 full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using 10 full years of data starting December 31, 2000.

Assuming Class A Shares Total Fund Operating Expenses

and with No Initial Sales Charge

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to . . .)
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	10.76%	1.07%	1.43%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	12.14%	-0.17%	1.74%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	11.45%	0.70%	3.10%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	11.81%	1.21%	4.27%
Northern Cross—Harbor International Fund (December 29, 1987)

(International Equity Fund)	10.48%	5.95%	7.47%
Marsico/Northern Cross—Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	11.15%	3.62%	5.90%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	14.32%	1.60%	0.67%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	26.10%	3.58%	5.47%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	6.82%	1.54%	2.53%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	8.92%	4.14%	4.21%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	10.50%	3.06%	2.78%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	11.46%	2.37%	2.20%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	12.29%	1.74%	1.54%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using 7 full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using 10 full years of data starting December 31, 2000.

Assuming Class B Shares Total Fund Operating Expenses and

the Redemption at the End of the Applicable Time Period

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to . . .)
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	5.06%	-0.01%	0.71%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	6.44%	-1.30%	1.24%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	5.75%	-0.40%	2.38%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	6.21%	0.20%	3.64%
Northern Cross—Harbor International Fund (December 29, 1987)

(International Equity Fund)	4.88%	5.01%	6.85%
Marsico/Northern Cross—Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	5.55%	2.65%	5.27%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	8.62%	0.51%	-0.05%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	20.40%	2.52%	4.75%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	1.12%	0.44%	1.80%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	3.22%	3.10%	3.50%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	4.80%	2.00%	2.08%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	5.76%	1.30%	1.49%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	6.59%	0.66%	0.83%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using 7 full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using 10 full years of data starting December 31, 2000.

Assuming Class B Shares Total Fund Operating Expenses and No Redemption at the End of the Applicable Time Period

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to. . .)
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	10.06%	0.35%	0.71%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	11.44%	-0.91%	1.24%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	10.75%	-0.03%	2.38%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	11.21%	0.55%	3.64%
Northern Cross—Harbor International Fund (December 29, 1987)

(International Equity Fund)	9.88%	5.31%	6.85%
Marsico/Northern Cross—Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	10.55%	2.98%	5.27%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	13.62%	0.87%	-0.05%
Northern Trust Global Investments Russell 2000 Equity Index Composite (November 1, 1987)

(Small Cap Index Fund)	25.40%	2.86%	4.75%
Northern Trust Global Investments EAFE Index Composite (April 1, 1987)

(International Index Fund)	6.12%	0.80%	1.80%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	8.22%	3.44%	3.50%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	9.80%	2.35%	2.08%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	10.76%	1.65%	1.49%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	11.59%	1.02%	0.83%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using 7 full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using 10 full years of data starting December 31, 2000.

ADDITIONAL INFORMATION ABOUT THE FUNDS

You can obtain more information about the Trust’s investments and performance in its annual and semiannual reports to shareowners. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may also wish to read the SAI for more information about the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust’s semiannual and annual report and the SAI, request other information, and discuss your questions about the Funds by writing or calling:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, MO 64121-9548

800-447-4930

The Trust also makes its SAI, semi-annual report and annual report available free of charge at its website, http://www.statefarm.com/mutual/sc/forms.asp.

Public Information.    You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-551-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

For purposes of any electronic version of this prospectus, any URL is an inactive textual reference only. We have taken steps to ensure that all URLs in this prospectus were inactive at the time we created any electronic version of this prospectus.

Securities Investor Protection Corporation (SIPC).    You may obtain information about SIPC, including the SIPC brochure, at www.sipc.org or calling (202) 371-8300.

INVESTMENT CO. ACT FILE NO. 811-10027

P.O. Box 219548 Kansas City, MO 64121-9548 FORWARDING SERVICE REQUESTED

State Farm Mutual Funds® are offered by: State Farm VP Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001

1-800-447-4930

statefarm.com®

120-6345.15-CH	Printed in U.S.A.

May 1, 2011

State Farm Mutual Fund Trust

Class R-1 Shares

Class R-2 Shares

Class R-3 Shares

	R-1	R-2	R-3
• State Farm Equity Fund	SREOX	SRETX	SREHX
• State Farm Small/Mid Cap Equity Fund	RSEOX	RSETX	RSEHX
• State Farm International Equity Fund	RIEOX	RIETX	RIEHX
• State Farm S&P 500 Index Fund	RSPOX	RSPTX	RSPHX
• State Farm Small Cap Index Fund	RSIOX	RSITX	RSIHX
• State Farm International Index Fund	RIIOX	RIITX	RIIHX
• State Farm Equity and Bond Fund	REBOX	REBTX	REBHX
• State Farm Bond Fund	SRBOX	SRBTX	SRBHX
• State Farm Money Market Fund	SFIXX	SFWXX	SFEXX
• State Farm LifePath® Retirement Fund	RLROX	RLRTX	RLRHX
• State Farm LifePath 2020® Fund	RAWOX	RAWTX	RAWHX
• State Farm LifePath 2030® Fund	RAYOX	RAYTX	RAYHX
• State Farm LifePath 2040® Fund	RAUOX	RAUTX	RAUHX
• State Farm LifePath 2050® Fund	RAVRX	RAVSX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS—MAY 1, 2011

INVESTMENTS, EXPENSES, STRATEGIES, RISKS AND PERFORMANCE

STATE FARM EQUITY FUND

(SREOX) (SRETX) (SREHX)

Investment Objective:    The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.60%	0.60%	0.60%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.42%	0.42%	0.42%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.52%	1.32%	1.02%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$155	$480	$829	$1,813
R-2	$134	$418	$723	$1,590
R-3	$104	$325	$563	$1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization range for the Russell 1000 Index was $429 million to $209 billion as of April 1, 2011. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund according to proprietary quantitative models. At least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates.

1

Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 12.14%,

during the second quarter of 2009.

Worst quarter: -24.19%

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Standard & Poor’s 500 Stock Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Equity Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	12.67%	-3.17%	-0.61%
Class R-2	12.79%	-3.00%	-0.42%
Class R-3	13.00%	-2.73%	-0.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.88%

2

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	17

	Elena Khoziaeva	Investment Team Member	11

	Michael Whipple	Investment Team Member	8

	Rasool Shaik	Investment Team Member	4

Westwood	Susan M. Byrne	Chairman, Co-CIO	28

	Mark R. Freeman	Executive Vice President and Co-CIO	12

	David S. Spika	Senior Vice President	8

	Jay K. Singhania	Senior Vice President and Product Director	10

	Lisa Dong	Senior Vice President and Product Director	11

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

3

STATE FARM SMALL/MID CAP EQUITY FUND

(RSEOX) (RSETX) (RSEHX)

Investment Objective:    The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.49%	0.49%	0.49%
Acquired Fund Fees & Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.82%	1.62%	1.32%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$185	$573	$985	$2,137
R-2	$165	$511	$881	$1,922
R-3	$134	$418	$723	$1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization range for the Russell 2000 was $7 million to $5.7 billion as of April 1, 2011. Bridgeway selects stocks using its proprietary quantitative investment models which consider multiple factors.

Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks of foreign companies.

Bridgeway may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier

Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

4

The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stock for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

Rainier may invest up to 20% of its segment of the Fund’s assets primarily in common stocks and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 18.73%,

during the second quarter of 2009.

Worst quarter: -29.73%

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2500 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Small/Mid Cap Equity Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	22.07%	2.13%	4.17%
Class R-2	22.21%	2.31%	4.37%
Class R-3	22.72%	2.63%	4.70%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	26.71%	4.86%	7.40%

5

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Bridgeway and Rainier.

Portfolio Managers—

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	17

	Elena Khoziaeva	Investment Team Member	11

	Michael Whipple	Investment Team Member	8

	Rasool Shaik	Investment Team Member	4

Rainier	Daniel M. Brewer	Senior Portfolio Manager	More than 5

	Mark W. Broughton	Senior Portfolio Manager	More than 5

	Mark H. Dawson	Senior Portfolio Manager	More than 5

	James R. Margard	Chief Investment Officer	More than 5

	Peter M. Musser	Senior Portfolio Manager	More than 5

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

6

STATE FARM INTERNATIONAL EQUITY FUND

(RIEOX) (RIETX) (RIEHX)

Investment Objective:    The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.69%	0.70%	0.69%
Total Annual Fund Operating Expenses	1.99%	1.80%	1.49%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$202	$624	$1,073	$2,317
R-2	$183	$566	$ 975	$2,116
R-3	$152	$471	$ 813	$1,779

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stock of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that initially focuses on broad financial and economic indicators, with ‘bottom-up’ stock selection that initially focuses on individual stocks.

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies in which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions Northern Cross will invest its portion of the International Equity Fund in 70-90 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

7

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.48%,

during the second quarter of 2009.

Worst quarter: -23.60%

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the MSCI ACWI ex.U.S. Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

International Equity Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	11.40%	0.79%	4.95%
Class R-2	11.63%	0.98%	5.19%
Class R-3	12.06%	1.27%	5.47%
MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	8.90%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Marsico and Northern Cross.

Portfolio Managers—

	Name	Title	Length of Service
Marsico	James G. Gendelman	Portfolio Manager, Senior Analyst	10

	Munish Malhotra	Portfolio Manager, Senior Analyst	8

Northern Cross	Howard Appleby	Principal	7

	James LaTorre	Principal	7

	Edward E. Wendell, Jr.	Principal	7

	Jean-Francois Ducrest	Principal	7

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

8

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

9

STATE FARM S&P 500 INDEX FUND

(RSPOX) (RSPTX) (RSPHX)

Investment Objective:    The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the “Master Fund”). That series, called the S&P 500 Stock Master Portfolio, holds substantially all of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives. BlackRock Fund Advisors (“BFA”) is the investment adviser to the S&P 500 Stock Master Portfolio. State Farm Investment Management Corp. (“SFIMC” or the “Manager”) monitors BFA’s performance.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.20%	0.20%	0.20%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses(1)(2)	1.12%	0.92%	0.62%
Less: Fee Waiver	-0.01%	-0.01%	-0.01%
Total Fund Operating Expenses After Fee Waiver(1)(2)	1.11%	0.91%	0.61%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

BFA contractually has agreed to provide an offsetting credit against the investment advisory fees received from the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the Master Fund independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses) that are paid by Master Fund through April 30, 2012. BFA may not discontinue or modify this offsetting credit without approval of the Board of Trustees of the Master Fund.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$113	$355	$616	$1,362
R-2	$ 93	$292	$508	$1,130
R-3	$ 62	$198	$345	$ 773

Portfolio Turnover

The S&P 500 Stock Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance. During the most recent fiscal year, the S&P 500 Stock Master Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

BFA seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

•	market value

•	industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

•	trading activity, to ensure ample liquidity and efficient share pricing

•	fundamental analysis, to ensure that companies in the S&P 500 Index are stable

The S&P 500 Stock Master Portfolio pursues its investment objective by:

•	investing in substantially all of the securities that make up the S&P 500 Index

•	investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

10

BFA may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in their attempt to match such performance.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.67%,

during the second quarter of 2009.

Worst quarter: -22.18%,

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the S&P 500 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

S&P 500 Index Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	13.89%	1.26%	2.82%
Class R-2	14.14%	1.45%	3.01%
Class R-3	14.35%	1.75%	3.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.88%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Diane Hsiung	Director	Since 2008

	Greg Savage	Managing Director	Since 2008

	Edward Corallo	Managing Director	Since 2009

	Christopher Bliss	Managing Director	Since 2009

	Jennifer Hsui	Managing Director	Since 2009

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

11

STATE FARM SMALL CAP INDEX FUND

(RSIOX) (RSITX) (RSIHX)

Investment Objective:    The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.35%	0.35%	0.35%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.48%	0.48%	0.48%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.41%	1.21%	0.91%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$144	$446	$771	$1,691
R-2	$123	$384	$665	$1,466
R-3	$ 93	$290	$504	$1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, Inc. (“Northern Trust” or “Northern Trust Investments”), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

Northern Trust pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

Under normal operating conditions, Northern Trust seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

Northern Trust may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

12

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 20.43%,

during the second quarter of 2009.

Worst quarter: -26.32%

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2000 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Small Cap Index Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	25.31%	3.12%	5.12%
Class R-2	25.57%	3.31%	5.32%
Class R-3	25.92%	3.65%	5.66%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.86%	4.47%	6.58%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by Northern Trust.

Portfolio Managers—Brent Reeder is the portfolio manager primarily responsible for the day to day management of the Fund. Mr. Reeder is a Senior Vice president and has been with Northern Trust Investments for 18 years.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

13

STATE FARM INTERNATIONAL INDEX FUND

(RIIOX) (RIITX) (RIIHX)

Investment Objective:    The State Farm International Index fund (the “International Index Fund’ or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.50%	0.50%	0.50%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	1.55%	1.35%	1.05%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$158	$490	$845	$1,845
R-2	$137	$428	$739	$1,624
R-3	$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, Inc. (“Northern Trust” or “Northern Trust Investments”), sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. Northern Trust selects the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, Northern Trust seeks to invest at least 80% of its total assets primarily in the common stock of companies included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

Northern Trust may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

14

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.40%,

during the second quarter of 2009.

Worst quarter: -19.70%,

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the EAFE Free Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

International Index Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	6.21%	1.08%	5.02%
Class R-2	6.39%	1.27%	5.22%
Class R-3	6.66%	1.59%	5.52%
EAFE Free Index (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	6.41%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Northern Trust.

Portfolio Managers—Shaun Murphy is the portfolio manager primarily responsible for the day to day management of the Fund. Shaun Murphy is a Senior Vice President and has been with Northern Trust Investments for 7 years.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

15

STATE FARM EQUITY AND BOND FUND

(REBOX) (REBTX) (REBHX)

Investment Objective:    The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.00%	0.00%	0.00%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.19%	0.19%	0.19%
Acquired Fund Fees & Expenses	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.33%	1.13%	0.83%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$135	$421	$729	$1,601
R-2	$115	$359	$622	$1,375
R-3	$ 85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant.

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio.

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund according to proprietary quantitative models.

Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.”

The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

16

the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. A fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•

High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk.    The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 8.42%,

during the second quarter of 2009.

Worst quarter: -13.98%,

during the fourth quarter of 2008.

17

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to a blended benchmark using 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Equity and Bond Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	9.86%	0.59%	1.81%
Class R-2	10.04%	0.81%	2.02%
Class R-3	10.52%	1.11%	2.34%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	4.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.88%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.17%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The equity portion of the Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	17

	Elena Khoziaeva	Investment Team Member	11

	Michael Whipple	Investment Team Member	8

	Rasool Shaik	Investment Team Member	4

Westwood	Susan M. Byrne	Chairman, Co-CIO	28

	Mark R. Freeman	Executive Vice President and Co-CIO	12

	David S. Spika	Senior Vice President	8

	Jay K. Singhania	Senior Vice President and Product Director	10

	Lisa Dong	Senior Vice President and Product Director	11

SFIMC	Donald Heltner	Vice President—State Farm Investment Management Corp.; Vice President—Fixed Income, State Farm Mutual Automobile Insurance Company	8

	Duncan Funk	Assistant Vice President—State Farm Investment Management Corp.; Senior Investment Officer—Fixed Income, State Farm Mutual Automobile Insurance Company	13

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

18

STATE FARM BOND FUND

(SRBOX) (SRBTX) (SRBHX)

Investment Objective:    The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

	R-1	R-2	R-3
Management fees	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.40%	0.40%	0.40%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.02%	0.82%	0.52%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$104	$325	$563	$1,248
R-2	$ 84	$262	$455	$1,014
R-3	$ 53	$167	$291	$ 653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:

•	Corporate Debt Securities: investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

•	U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

•	Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

•	Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

•

Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

19

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•

High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk.    The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 3.86%,

during the third quarter of 2009.

Worst quarter: -1.98%,

during the fourth quarter of 2010.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Barclays Capital U.S. Aggregate Bond Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Bond Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	5.22%	5.26%	4.47%
Class R-2	5.43%	5.47%	4.66%
Class R-3	5.75%	5.79%	4.99%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.17%

20

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service (Years)
Donald Heltner	Vice President—State Farm Investment Management Corp.; Vice President—Fixed Income, State Farm Mutual Automobile Insurance Company	8

Duncan Funk	Assistant Vice President—State Farm Investment Management Corp.; Senior Investment Officer—Fixed Income, State Farm Mutual Automobile Insurance Company	13

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

21

STATE FARM MONEY MARKET FUND

(SFIXX) (SFWXX) (SFEXX)

Investment Objective:    The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.40%	0.20%	0.00%
Other Expenses	0.42%	0.42%	0.42%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.92%	0.72%	0.52%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$94	$293	$509	$1,131
R-2	$74	$230	$401	$ 894
R-3	$53	$167	$291	$ 653

Principal Investment Strategies

Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

Among the securities that the Money Market Fund may invest in are the following:

•

Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

•	Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

•	Repurchase agreements with certain parties.

•

Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

•	Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

•	Securities backed by mortgages, consumer loans and other assets.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you often may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and

22

Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•	Income Risk. The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

The person should consider investing in the Money Market Fund if he or she requires stability of principal is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer term goals, or is investing for growth or maximum current income.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 1.12%,

during the fourth quarter of 2006.

Worst quarter: 0.00%,

during the fourth quarter of 2010.

The following table shows average annual total return before taxes for the Money Market Fund. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

Money Market Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	0.00%	2.02%	2.02%
Class R-2	0.00%	2.15%	2.16%
Class R-3	0.00%	2.28%	2.30%

The Money Market Fund’s current seven-day yield on December 31, 2010 was 0.0000% for R1 shares, 0.0000% for R2 shares, and 0.0018% for R3 shares.

Fund Management

Investment Adviser—The investment adviser to the Fund is State Farm Investment Management Corp.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

23

STATE FARM LIFEPATH RETIREMENT FUND

(RLROX) (RLRTX) (RLRHX)

Investment Objective:    The State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is managed for investors seeking income and moderate long-term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	1.07%	1.06%	1.06%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.95%	1.74%	1.44%
Less: Fee Waivers	-0.36%	-0.35%	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.59%	1.39%	1.09%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$162	$577	$1,019	$2,246
R-2	$142	$514	$ 911	$2,023
R-3	$111	$421	$ 754	$1,694

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The LifePath Retirement Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2011, the LifePath Retirement Fund held approximately 37% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that

24

invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

25

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath Retirement Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 9.56%,

during the third quarter of 2009.

Worst quarter: -7.96%

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath Retirement Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	8.59%	3.75%	4.22%
Class R-2	8.88%	3.98%	4.44%
Class R-3	9.13%	4.27%	4.74%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	10.86%	5.32%	5.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.88%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.17%

The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes

26

according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: S&P 500 Index®, S&P MidCap 400 Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

27

STATE FARM LIFEPATH 2020

(RAWOX) (RAWTX) (RAWHX)

Investment Objective:    The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	1.07%	1.07%	1.07%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.94%	1.74%	1.44%
Less: Fee Waivers	-0.35%	-0.35%	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.59%	1.39%	1.09%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$162	$575	$1,015	$2,236
R-2	$142	$514	$ 911	$2,023
R-3	$111	$421	$ 754	$1,694

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2020 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2011, the LifePath 2020 Portfolio held approximately 59% of its assets in Underlying Funds that invest primarily in equity securities, 41% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that

28

invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

29

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.56%,

during the second quarter of 2009.

Worst quarter: -14.39%,

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath 2020 Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	10.10%	2.77%	4.22%
Class R-2	10.31%	2.93%	4.39%
Class R-3	10.60%	3.15%	4.64%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	12.74%	4.59%	5.69%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.88%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.17%

30

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P MidCap 400 Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

31

STATE FARM LIFEPATH 2030

(RAYOX) (RAYTX) (RAYHX)

Investment Objective:    The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	1.07%	1.07%	1.07%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.95%	1.75%	1.45%
Less: Fee Waivers	-0.36%	-0.36%	-0.36%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.59%	1.39%	1.09%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$162	$577	$1,019	$2,246
R-2	$142	$516	$ 915	$2,033
R-3	$111	$423	$ 758	$1,704

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2030 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of

32

March 31, 2011, the LifePath 2030 Portfolio held approximately 74% of its assets in Underlying Funds that invest primarily in equity securities, 25% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•	Junk Bonds Risk. Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment

33

grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 16.38%,

during the second quarter of 2009.

Worst quarter: -18.08%

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath 2030 Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	11.09%	2.02%	3.98%
Class R-2	11.32%	2.23%	4.20%
Class R-3	11.60%	2.57%	4.52%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	14.13%	4.13%	5.62%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.88%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.17%

34

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 MidCap Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

35

STATE FARM LIFEPATH 2040

(RAUOX) (RAUTX) (RAUHX)

Investment Objective:    The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	1.08%	1.08%	1.08%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.98%	1.78%	1.48%
Less: Fee Waivers	-0.37%	-0.37%	-0.37%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.61%	1.41%	1.11%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$164	$586	$1,033	$2,277
R-2	$144	$524	$ 930	$2,064
R-3	$113	$432	$ 773	$1,737

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2040 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2011, the LifePath 2040 Portfolio held approximately 86% of its assets in Underlying Funds that invest primarily in equity securities, 13% of its assets in Underlying Funds that invest primarily

36

in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•	Junk Bonds Risk. Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment

37

grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 18.75%,

during the second quarter of 2009.

Worst quarter: -20.92%,

during the fourth quarter of 2008.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath 2040 Fund	1-Year	5-Year	9/13/2004 to 12/31/2010
Class R-1	11.89%	1.36%	3.69%
Class R-2	12.08%	1.60%	3.93%
Class R-3	12.41%	2.12%	4.40%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	15.18%	3.69%	5.46%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.88%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.17%

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The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 MidCap Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

39

STATE FARM LIFEPATH 2050

(RAVRX) (RAVSX)

Investment Objective:    The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load)	None	None
Maximum account fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2
Management fees	1.09%	1.09%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%
Other Expenses	0.73%	0.73%
Total Annual Fund Operating Expenses	2.32%	2.12%
Less: Fee Waivers	-0.43%	-0.43%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.89%	1.69%

(1)	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
(2)	The expense information in the table above has been restated to reflect current fees.

The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2012 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2021. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$192	$683	$1,201	$2,623
R-2	$172	$623	$1,100	$2,418
R-3	N/A	N/A	N/A	N/A

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2050 Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2011, the LifePath 2050 Portfolio held approximately 98% of its assets in Underlying Funds that invest primarily in equity securities, 2% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

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Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

•

Debt Securities Risk.    Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•

Derivatives Risk.    The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

Investments in Mutual Funds and Exchange Traded Funds Risk.    The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other

41

funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The LifePath 2050 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 20.73%,

during the second quarter of 2009.

Worst quarter: -12.61%,

during the first quarter of 2009.

The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return (before and after taxes) for the periods listed to the Blended Benchmark. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

Average Annual Total Returns

(For the periods ended December 31, 2010)

LifePath 2050 Fund	1-Year	07/14/2008 to 12/31/2010
Class R-1	12.69%	1.38%
Class R-2	12.79%	1.55%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	16.11%	3.79%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	3.32%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.49%

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 MidCap Index, S&P SmallCap 600 Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Treasury Inflation

42

Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers—

	Name	Title	Length of Service (Years)
BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

	Amy Whitelaw	Director	Since 2010

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

43

INVESTOR PROFILE

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, and the International Index Fund each invests a significant portion of its assets in equity securities, which represent an ownership interest in a business and the value of which fluctuates widely over short or even extended periods in response to company, market or economic news. These Funds are designed for investors with long-term investment objectives similar to those expressed by the applicable Fund.

You may want to invest in these Funds if you can tolerate the price fluctuations and volatility that are inherent in investing in a mutual fund that primarily invests in equity securities, want to diversify your investments, are seeking a growth investment as part of an asset allocation program or are investing for retirement or other goals that are many years in the future. You may not want to invest in these Funds if you are investing with a shorter investment time horizon in mind, are seeking income rather than capital appreciation or are uncomfortable with an investment whose value is likely to vary substantially.

You may want to invest in the Equity and Bond Fund and/or one or more LifePath Funds if you are seeking long-term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in these Funds if you have a short-term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuations.

You may want to invest in the Bond Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Bond Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

The person should consider investing in the Money Market Fund if he or she requires stability of principal, is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer-term goals, or is investing for growth or maximum current income.

44

ADVISER RELATED PERFORMANCE

Most of the Funds were modeled after either another mutual fund that BFA, Bridgeway, Marsico, Northern Cross, Westwood manages or a composite of accounts that Northern Trust Investments manages, as shown below:

Fund	Corresponding Fund or Composite
Equity Fund	Bridgeway Large Cap Growth Fund Westwood Equity Fund

Small/Mid Cap Equity Fund	No comparable fund

International Equity Fund	Marsico International Opportunities Fund Northern Cross—Harbor International Fund

S&P 500 Index Fund	S&P 500 Stock Master Portfolio

Small Cap Index Fund	Northern Trust Global Investments Russell 2000 Equity Index Composite

International Index Fund	Northern Trust Global Investments EAFE Index Composite

Equity and Bond Fund	No comparable fund

Bond Fund	No comparable fund

Money Market Fund	No comparable fund

State Farm LifePath Retirement Fund	LifePath Retirement Master Portfolio

State Farm LifePath 2020 Fund	LifePath 2020 Master Portfolio

State Farm LifePath 2030 Fund	LifePath 2030 Master Portfolio

State Farm LifePath 2040 Fund	LifePath 2040 Master Portfolio

State Farm LifePath 2050 Fund	LifePath 2050 Master Portfolio

The investment policy of each Fund is substantially similar to its corresponding fund or composite. Attached as Appendix A to this Prospectus is the investment performance for each corresponding fund or composite. The data provided in Appendix A is provided to illustrate the past performance of Northern Trust Investments, Bridgeway, Marsico, Northern Cross, Westwood, and BFA in managing similar types of investment mandates.

45

HOW THE FUNDS INVEST

Each Fund has its own investment objective. The Trust’s Board of Trustees may change these investment objectives without a vote of the Trust’s shareholders. A Fund will provide shareholders with at least 60 days prior notice of any change in an investment objective.

The following discussion provides additional information about how certain Funds invest. The first part of this discussion relates to how the Funds, other than the State Farm LifePath Funds, invest. The second part of the discussion relates to how the State Farm LifePath Funds invest.

How the State Farm non-LifePath Funds Invest

Under ordinary circumstances, each Fund is substantially fully invested. Except for the Equity Index Funds and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or sub-adviser to a Fund determines that market or economic conditions warrant a temporary defensive position, the Funds each manage (or the applicable portion of such Fund) may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Each Fund may also:

•	Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis; and

•

Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of a Fund’s assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution.

Except for the Equity Index Funds, each Fund may, from time to time, borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) for temporary purposes to pay for redemptions. A Fund may not purchase additional securities when borrowings exceed 5% of its total assets (including the amount borrowed).

Except for the segment of the Small/Mid Cap Equity Fund sub-advised by Rainier, the Funds do not generally anticipate engaging in active and frequent trading of portfolio securities as a principal investment strategy.

Due to a sell discipline based in part on price targets, Rainier’s segment of the Small/Mid Cap Equity Fund may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in Rainier’s determining whether to sell or hold securities for its segment of the Small/Mid Cap Equity Fund. A high portfolio turnover rate (100% or more) in that portion of the Small/Mid Cap Equity Fund has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect overall performance of the Small/Mid Cap Equity Fund. Active trading, however, can also be defensive and actually add to the Small/Mid Cap Equity Fund’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

S&P 500 Index Fund

The S&P 500 Index Fund invests all of its assets in a separate series of the Master Fund known as the S&P 500 Stock Master Portfolio. BFA serves as investment adviser to the S&P 500 Stock Master Portfolio. The S&P 500 Stock Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the S&P 500 Stock Master Portfolio. BFA and its affiliates invest for their own accounts in the types of securities in which the S&P 500 Stock Master Portfolio may also invest.

The S&P 500 Stock Master Portfolio invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts. By investing in substantially all of the stocks within its benchmark index, the S&P 500 Stock Master Portfolio avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

The S&P 500 Stock Master Portfolio attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

BFA does not manage the S&P 500 Stock Master Portfolio according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the S&P 500 Stock Master Portfolio, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the S&P 500 Stock Master Portfolio so that the overall investment characteristics of the S&P 500 Stock Master Portfolio (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

The S&P 500 Stock Master Portfolio may invest any assets not invested in stocks that are represented in the S&P 500 Index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•	other equity securities that are similar to the stocks in the S&P 500 Index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

46

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The S&P 500 Stock Master Portfolio may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by interestholders.

From time to time, the portfolio composition of the S&P 500 Stock Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the S&P 500 Index, with a view to bringing the performance and characteristics of the S&P 500 Stock Master Portfolio more closely in line with that of the S&P 500 Index.

BFA attempts to track the performance of the S&P 500 Stock Master Portfolio’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the S&P 500 Stock Master Portfolio fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the S&P 500 Stock Master Portfolio will be less than 5%. BFA monitors the tracking error of the S&P 500 Stock Master Portfolio on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the S&P 500 Stock Master Portfolio will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s Statement of Additional Information.

Another reason why the performance of the S&P 500 Stock Master Portfolio may not always equal the performance of its benchmark index is because the performance of its benchmark index does not take into account operating expenses of the S&P 500 Stock Master Portfolio and operating expenses of the S&P 500 Index Fund.

The S&P 500 Stock Master Portfolio may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the S&P 500 Stock Master Portfolio cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The S&P 500 Stock Master Portfolio will not use futures contracts or options on futures contracts for speculation.

Small Cap Index Fund and International Index Fund

Northern Trust Investments serves as investment sub-adviser to the Small Cap Index Fund and the International Index Fund. These Funds invest mostly in stocks, although each may invest in stock index futures contracts and options on futures contracts. By investing in stocks within each Fund’s benchmark index, the Small Cap Index Fund and the International Index Fund avoid the risk of individual stock selection and, instead, try to match the performance of each Fund’s benchmark index, whether the index goes up or down.

The Small Cap Index Fund and the International Index Fund attempt to remain as fully invested as practicable in the stocks that are represented in each Fund’s benchmark index. Under normal market conditions, the Small Cap Index Fund and the International Index Fund seek to invest at least 80% of each Fund’s net assets in stocks that are represented in the Fund’s benchmark index and in stock index futures contracts on each Fund’s benchmark index.

Northern Trust Investments does not manage the Small Cap Index Fund and the International Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, Northern Trust Investments utilizes a “passive” or indexing investment approach for the Small Cap Index Fund and the International Index Fund, attempting to approximate the investment performance of each Fund’s benchmark index. Northern Trust Investments will buy and sell securities for the Small Cap Index Fund and the International Index Fund in response to changes in each Fund’s benchmark index. Northern Trust Investments selects stocks for the Small Cap Index Fund and the International Index Fund so that the overall investment characteristics of each Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of each Fund’s benchmark index.

The Small Cap Index Fund and the International Index Fund may invest any assets not invested in stocks that are represented in the Fund’s benchmark index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•

other equity securities that are similar to the stocks in the Fund’s benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The Small Cap Index Fund and the International Index Fund may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by shareholders.

Neither the Small Cap Index Fund nor the International Index Fund generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Fund and the International Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which Northern Trust Investments will select utilizing certain replication and optimization modeling techniques. These replication and optimization modeling techniques may not be successful, and may result in the Small Cap Index Fund and the International Index Fund not tracking their respective indices with the same degree of accuracy that complete replication of the index would

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provide. As a result of these replication and optimization modeling techniques, the Small Cap Index Fund and the International Index Fund may not have the identical capitalization, industry and fundamental characteristics as their benchmark indices. Please refer to the Trust’s SAI for a more detailed discussion of the techniques that Northern Trust Investments employs in selecting the portfolio securities for these Funds.

From time to time, the portfolio composition of the Small Cap Index Fund and the International Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index, with a view to bringing the performance and characteristics of these Funds more closely in line with that of each Fund’s applicable benchmark index.

Northern Trust Investments attempts to track the performance of the Small Cap Index Fund’s and the International Index Fund’s respective benchmark indices, but there is no assurance that Northern Trust Investments will be successful. The degree to which these Funds fail to track the performance of their benchmark indices is referred to as the “tracking error.” Northern Trust Investments expects that, over time and under normal circumstances, the quarterly performance of the Small Cap Index Fund and the International Index Fund, before expenses, will track the performance of the applicable benchmark index within a 0.95 correlation coefficient.

The correlation coefficient, a concept from statistics, is a measure of how well trends in predicted values, such as the actual performance of the Small Cap Index Fund, follow trends in actual values, such as the performance of the Russell 2000 Index. The correlation coefficient is a measure of how well the predicted values “fit” with the actual values. The correlation coefficient is a number between -1 and 1. If there is no relationship between the predicted values and the actual values, the correlation coefficient is 0 or very low (the predicted values are no better than random numbers). As the strength of the relationship between the predicted values and actual values increases, so does the correlation coefficient. A perfect fit gives a coefficient of 1.0. Thus, when tracking an index, the higher the correlation coefficient, the better.

There can be no assurance that the Small Cap Index Fund and the International Index Fund will achieve any particular level of tracking error or correlation coefficient. For more information on this subject, see the discussion of “tracking error” in the Trust’s Statement of Additional Information (“SAI”).

Another reason why the performance of the Small Cap Index Fund and the International Index Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not include operating expenses incurred by each Fund.

The Small Cap Index Fund and the International Index Fund may purchase stock index futures contracts on their benchmark indices or a comparable stock index to simulate investment in their benchmark indices. This may be done to rapidly gain exposure to the securities comprising a Fund’s benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the Small Cap Index Fund or the International Index Fund cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The Small Cap Index Fund and the International Index Fund will not use futures contracts or options on futures contracts for speculation.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

Bond Fund

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody’s have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund usually maintains a duration target of less than 7 years based on expectations about the direction of interest rates and other economic factors. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in the following securities:

•

Debt securities that S&P or Moody’s have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody’s are often referred to as “junk bonds.” Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see “Description of Bond Ratings” in the SAI.

•

Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks. Convertible securities are fixed income securities that are convertible into common stock at a specified price or conversion ratio.

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•

Bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial—in part because a relatively small price movement in a futures contact may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund will invest in futures and options to (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund’s transaction costs, for hedging purposes or to add value when these instruments are favorably priced.

Money Market Fund

In selecting securities for the Money Market Fund, the Manager seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund’s assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations (“NRSROs”) (or one NRSRO, if only one has issued a rating), and 100% of the Fund’s assets must be invested in securities rated in the two highest rating categories. An NRSRO, such as Moody’s or S&P, assigns ratings to securities based on its assessment of the creditworthiness of the securities’ issuer. The SAI has a detailed description of the various rating categories.

The Fund may invest in securities that are not rated by an NRSRO if the Manager determines that such securities are of comparable quality to, and present a comparable amount of risk as, similar securities that have received a rating from an NRSRO.

Among the securities that the Money Market Fund may invest in are the following:

•	Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the FNMA.

•	Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

•	Repurchase agreements with certain parties.

•

Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

•	Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

•	Securities backed by mortgages, consumer loans and other assets.

Given the types of securities that the Fund invests in, the level of risk associated with the Fund is lower than most other types of mutual funds. However every investment involves some kind of risk. To the extent that the Fund invests in certain securities (for example, repurchase agreements, when-issued securities or foreign money market securities), the Fund may be affected by additional risks.

Other Risks of Investing in these Funds

Foreign Securities

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts (“ADRs”), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk.    For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

Political and Economic Risk.    Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk.    In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks.    Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs.    Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries.    In general, the risks noted above are heightened for developing countries. In

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addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

High Yield/High Risk Securities (Junk Bonds)

These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund’s NAV.

Mortgage-Backed and Asset Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund holding such securities would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the value of mortgage-backed and asset backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. See “Mortgage-Backed Securities” and “Asset-Backed Securities” in the Trust’s SAI.

Additionally, certain types of mortgage-backed and asset backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006-2009 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant. Additionally, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

How the State Farm LifePath Funds Invest

The LifePath Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The LifePath Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund’s name. For example, the State Farm LifePath 2020 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2020. Similarly, the State Farm LifePath 2050 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2050. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

Under ordinary circumstances, each LifePath Fund, through its investment in its corresponding Master Portfolio, is substantially fully invested. Neither the Manager on behalf of the LifePath Funds nor BFA on behalf of the LifePath Master Portfolios holds cash, cash equivalents, or money market instruments as temporary defensive positions.

The LifePath Investment Model

BFA, a subsidiary of BlackRock Institutional Trust Company, N.A. (“BITC”), serves as the Master Portfolios’ investment adviser. BITC pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BlackRock’s proprietary investment models. BlackRock employs a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes offered through the Underlying Funds. The allocations are constantly monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Funds, BlackRock focuses on long-term

50

targets and objectives. The progression over time of a LifePath Fund’s asset allocation to less risky asset classes is a relatively steady process resulting in only minor changes to the asset allocation from month to month. The LifePath Funds (through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds)) do not engage in active and frequent trading of portfolio securities as a principal investment strategy.

How It Works: Spending Your “Risk Budget” Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its “risk budget.” BlackRock’s analysis begins with a statistical determination of how much a hypothetical investor, with a given time horizon for investment, on average, can afford to lose. This tolerance for loss can be viewed as the Fund’s risk budget. This risk budget reflects BlackRock’s statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. BlackRock seeks the Fund allocations that offer the highest expected return while keeping within a Fund’s statistically determined risk of loss.

Expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds, through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds), may invest in the following investments:

•	money market instruments

•	bonds

•	stocks, including:

•	stocks of the largest U.S. companies

•	stocks of all other publicly traded U.S. companies

•	stocks of issuers located outside the U.S., including those located in emerging markets

•	real estate investment trusts (“REITs”)

Within stocks and bonds are sub-categories of securities:

•	U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

•

Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company’s traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are considered value stocks.

•

U.S. Government bonds, bonds issued by corporations, mortgage-backed securities, high yield bonds and foreign bonds form five separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term, intermediate-term and short-term.

•	Commodities.

•

Derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

While the model does not allocate among each of these sub-categories and the Underlying Funds do not generally correspond to the sub-categories, all of these sub-categories are included within the various Underlying Funds.

Each Master Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in Underlying Funds and unaffiliated exchange traded funds, which are designed to provide commodity exposure without direct investment in physical commodities or commodities futures contracts. Each Master Portfolio may gain such exposure by investing up to 5% of its total assets in a wholly owned subsidiary of the Master Portfolio (each a “Subsidiary”) formed in the Cayman Islands, which invests primarily in commodity-related instruments. LifePath Retirement Master Portfolio may gain exposure to the commodity market by investing in LifePath Retirement Fund (Cayman), Ltd. LifePath 2020 Master Portfolio may gain exposure to the commodity market by investing in LifePath 2020 Fund (Cayman), Ltd. LifePath 2030 Master Portfolio may gain exposure to the commodity market by investing in LifePath 2030 Fund (Cayman), Ltd. LifePath 2040 Master Portfolio may gain exposure to the commodity market by investing in LifePath 2040 Fund (Cayman), Ltd. LifePath 2050 Master Portfolio may gain exposure to the commodity market by investing in LifePath 2050 Fund (Cayman), Ltd.

Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the applicable Master Portfolio. As a result, BFA, in managing a Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the applicable Master Portfolio, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the SAI. The Trust’s Chief Compliance Officer, on behalf of each Master Portfolio, oversees implementation of the applicable Subsidiary’s policies and procedures, and makes periodic reports to the Board of Trustees of the Trust regarding the Subsidiary’s compliance with its policies and procedures. Each Master Portfolio and the applicable Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Master Portfolio.

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BFA provides investment management and other services to each Subsidiary. BFA does not receive separate compensation from the Subsidiaries for providing them with investment management or administrative services. However, each Master Portfolio pays BFA based on the Master Portfolio’s assets, including the assets invested in the applicable Subsidiary. Each Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the applicable Master Portfolio.

By investing in a Subsidiary, each Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio (see “Commodities Related Investment Risks” in the SAI). There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, are not subject to all the investor protections of the Investment Company Act. However, each Master Portfolio wholly owns and controls the applicable Subsidiary, and the Master Portfolios and the Subsidiaries are managed by BFA, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Master Portfolio and its shareholders. The Board has oversight responsibility for the investment activities of each Master Portfolio, including its investment in the applicable Subsidiary, and the Master Portfolio’s role as sole shareholder of the Subsidiary. Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the applicable Master Portfolio. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Master Portfolio and/or a Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Master Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Master Portfolio shareholders would likely suffer decreased investment returns.

The following table lists the Underlying Funds and the approximate asset allocations for each Master Portfolio as of March 31, 2011. BFA allocates each Master Portfolio’s assets among the Underlying Funds based on each Master Portfolio’s investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage. BFA may add, eliminate or replace Underlying Funds at any time.

UNDERLYING FUNDS (As of March 31, 2011)
	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050
CAPITAL GROWTH
Master Investment Portfolio Active Stock Master Portfolio	19%	30%	39%	45%	51%
iShares S&P MidCap 400 Index Fund	5%	6%	6%	7%	7%
iShares S&P Small Cap 600 Index Fund	2%	3%	3%	3%	3%
iShares MSCI EAFE Index Fund	6%	10%	12%	15%	16%
iShares Cohen & Steers Realty Majors Index Fund	—	2%	2%	3%	4%
iShares MSCI Emerging Markets Index Fund	3%	4%	5%	6%	7%
iShares MSCI Canada Index Fund	1%	1%	2%	2%	2%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	2%	3%	4%	6%
iShares MSCI EAFE Small Cap Index Fund	1%	1%	2%	2%	2%
CAPITAL GROWTH and INCOME
Master Investment Portfolio CoreAlpha Bond Master Portfolio	52%	35%	22%	12%	2%
iShares Barclays TIPS Bond Fund	9%	6%	3%	1%	—

Note: The allocation percentages may not add to 100% due to rounding

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Description of Underlying Funds

Each LifePath Fund may invest in some or all of the Underlying Funds described below. Please refer to the chart above for each Master Portfolio’s approximate target asset allocation for each Underlying Fund.

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed. Seven of the Underlying Funds in which the Master Portfolios may invest are actively managed funds that rely on portfolio managers for investment determinations.

In managing the ETFs (with the exception of one ETF that is not advised by BlackRock), BFA uses two basic indexing strategies: replication and representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which have a similar investment profile as the index. Securities selected under a representative sampling strategy have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relative underlying index. Underlying Funds that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index.

Master Investment Portfolio Active Stock Master Portfolio    seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with capitalizations similar to the range of capitalizations represented in the S&P 500 Index. BFA invests the Active Stock Master Portfolio’s assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company’s financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio’s aggregate holdings, and factors trading costs into its stock selection process.

Master Investment Portfolio CoreAlpha Bond Master Portfolio    seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio’s assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector’s relative value and risk-adjusted return. BFA’s models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific security selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities.

iShares S&P 500 Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. The stocks in the S&P 500 Index are selected according to the total market value of their outstanding shares. The Fund uses a replication strategy to try to track the S&P 500 Index.

iShares S&P MidCap 400 Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $460 million and $9.23 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a representative sampling strategy to try to track the S&P MidCap 400 Index.

iShares S&P SmallCap 600 Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P’s SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market.

iShares Russell MidCap Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MidCap Index®. The Russell MidCap Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund uses a representative sampling strategy to try to track the Russell MidCap Index.

iShares Russell 2000 Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index. The Russell 2000 Index measures the performances of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000® Index. The Fund uses a representative sampling strategy to try to track the Russell 2000® Index.

iShares Cohen & Steers Realty Majors Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Cohen & Steers Index”). The Cohen & Steers Index® consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors,

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including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the index. The Fund uses a representative sampling strategy to try to track the Cohen & Steers Index.

iShares MSCI Canada Index Fund,    which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Canadian market, as measured by the MSCI Canada Index. The MSCI Canada Index is a capitalization-weighted index that aims to capture 85% of the publicly available total market capitalization of companies located in Canada. The Fund uses a representative sampling strategy to try to track the MSCI Canada Index.

iShares MSCI EAFE Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses of the MSCI EAFE® Index. The MSCI EAFE Index has been developed by Morgan Stanley Capital International, Inc. (“MSCI”) as an equity benchmark for international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East. The Fund uses a representative sampling strategy to try to track the MSCI EAFE Index.

iShares MSCI Emerging Markets Index Fund    seeks investment results that correspond to the price and yield performance before fees and expenses of the MSCI Emerging Markets Free Index® (the “Index”). The Fund’s investment objective may be changed without shareholder approval. The Index was developed by MSCI as an equity benchmark for international stock performance. The Index is designed to measure equity market performance in the global emerging markets. The Index consists of the following 22 emerging market country indices: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey. The Fund uses a representative sampling strategy to try to track the Index. In order to improve its portfolio liquidity and its ability to track the Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the Index. BFA does not charge portfolio management fees on that portion of the Fund’s assets invested in shares of other iShares Funds.

iShares Barclays Aggregate Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index (the “Barclays Capital Index”). The Barclays Capital Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital Index must have $250 million or more of outstanding face value and must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital Index. The Barclays Capital Index is market capitalization-weighted and the securities in the Barclays Capital Index are updated on the last calendar day of each month.

iShares Barclays TIPS Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”

iShares Barclays 1-3 Year Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital 1-3 Year U.S Credit Index.

The Barclays Capital 1-3 Year U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 1-3 Year Treasury Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index. The Barclays Capital 1-3 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 3-7 Year Treasury Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 3-7 Year U.S. Treasury Index. The Barclays Capital 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

iShares Barclays 7-10 Year Treasury Bond Fund    seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 7-10 Year U.S. Treasury Index. The Barclays Capital 7-10 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

iShares Barclays 10-20 Year Treasury Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of

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the United States Treasury market as defined by the Barclays Capital 10-20 Year U.S. Treasury Index. The Barclays Capital 10-20 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

iShares Barclays 20+ Year Treasury Bond Fund    seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 20+ Year U.S. Treasury Index. The Barclays Capital 20+ Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

iShares Barclays Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Index. The Barclays Capital U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Government/Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade U.S. corporate securities of the U.S. bond market as defined by the Barclays Capital U.S. Government/Credit Index. The Barclays Capital U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital Intermediate U.S. Credit Index. The Barclays Capital Intermediate U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Government/Credit Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Barclays Capital Intermediate U.S. Government/Credit Index. The Barclays Capital Intermediate U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years.

iShares Barclays MBS Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the United States as defined by the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Government National Mortgage Association (“GNMA”), FNMA and Freddie Mac of the FHLMC.

iShares Barclays Short Treasury Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital Short U.S. Treasury Index. The Barclays Capital Short U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

BlackRock Cash Funds: Institutional—SL Agency Shares    seeks a high level of income consistent with liquidity and the preservation of capital. The Fund invests in high-quality, short-term money market instruments that include fixed rate, floating rate and variable rate debt securities. The Fund also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, U.S. and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities. Repurchase agreements obligate a person selling U.S. government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

iShares S&P National AMT—Free Municipal Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the municipal bond sector of the U.S. as defined by the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of May 31, 2010, there were 8,274 issues in the S&P National AMT-Free Municipal Bond Index.

iShares S&P North American Natural Resources Sector Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector Index. The S&P North American Natural Resources Sector Index is designed to measure the performance of U.S.-traded natural resource-related stocks and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the

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ownership and development of the Canadian, European, Middle East and Asian real estate markets. As of May 29, 2009, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

iShares MSCI EAFE Small Cap Index Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index. The MSCI EAFE Index includes securities from Europe, Australasia and the Far East. Under MSCI’s Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market’s free float-adjusted market capitalization.

iShares JPMorgan USD Emerging Markets Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark that tracks the total return of actively traded external debt instruments in emerging market countries.

iShares iBoxx $ High Yield Corporate Bond Fund    seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index. The iBoxx $ Liquid High Yield Index is a rules-based index consisting of the most liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited. The iBoxx $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield corporate bond market. There is no limit to the number of issues in the iBoxx $ Liquid High Yield Index.

ACWI ex-US Index Master Portfolio    seeks to match the performance of the MSCI All Country World ex-US Index (the “MSCI ACWI ex-US Index”) in U.S. dollars with net dividends as closely as possible before the deduction of ACWI ex-US Index Master Portfolio expenses. ACWI ex-US Index Master Portfolio will be substantially invested in securities in the MSCI ACWI ex-US Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex-US Index (or portions thereof). ACWI ex-US Index Master Portfolio will not attempt to buy or sell securities based on BFA’s economic, financial or market analysis, but will instead employ a “passive” investment approach. This means that BFA will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI ACWI ex-US Index before deduction of ACWI ex-US Index Master Portfolio expenses. ACWI ex-US Index Master Portfolio will buy or sell securities only when BFA believes it is necessary to do so in order to match the performance of the MSCI ACWI ex-US Index.

iShares GSCI Commodity-Indexed Trust Fund    seeks investment results that correspond generally to the performance of the S&P GSCI Total Return Index. The S&P GSCI Total Return Index is intended to reflect the performance of a diversified group of commodities.

PowerShares DB Commodity Index Tracking Fund (DBC)    seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return™ over time, plus the excess, if any, of the PowerShares DB Commodity Index Tracking Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of PowerShares DB Commodity Index Tracking Fund.

Russell 1000 Index Master Portfolio    seeks to match the performance of the Russell 1000 Index (the “Russell 1000”) as closely as possible before the deduction of fund expenses. Russell 1000 Index Master Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000 (or portions thereof). Russell 1000 Index Master Portfolio will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. It may also engage in futures and options transactions and other derivative securities transactions. At times, Russell 1000 Index Master Portfolio may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000 and may instead choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 1000 as a whole. Russell 1000 Index Master Portfolio may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Russell 1000 Index Master Portfolio will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

Bond Index Master Portfolio    seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays Capital U.S. Aggregate Bond Index (the “Barclays U.S. Aggregate Index”). Securities are selected for investment by the Bond Index Master Portfolio in accordance with their relative proportion within the Barclays U.S. Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA considers investments that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments comprising Bond Index Master Portfolio’s benchmark index. Bond Index Master Portfolio is managed by determining which

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securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Bond Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays U.S. Aggregate Index, which, for Bond Index Master Portfolio, are considered bonds.

Master Small Cap Index Series    seeks to match the performance of the Russell 2000 Index (the “Russell 2000”) as closely as possible before the deduction of fund expenses. Master Small Cap Index Series employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Master Small Cap Index Series will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000 (or portions thereof). The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller capitalization stocks. Master Small Cap Index Series will not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, Master Small Cap Index Series may invest in a statistically selected sample of the stocks included in the Russell 2000. Master Small Cap Index Series will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole. Master Small Cap Index Series may lend securities with a value of up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U. S. Government as collateral.

Master International Index Series    seeks to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses. Master International Index Series employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. Master International Index Series will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index (or portions thereof). The MSCI EAFE Index is generally considered broadly representative of the performance of stocks traded in the developed international markets. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The weighting of the MSCI EAFE Index among these countries is based upon each country’s relative market capitalization and not its gross domestic product, which means that the index contains more companies from countries with larger capital markets (like Japan and the United Kingdom) and these countries have the most effect on the index’s performance. Master International Index Series will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index, but may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. Instead, Master International Index Series may invest in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments correlated with components of the MSCI EAFE Index as a whole.

Notes:

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index™,” “S&P SmallCap 600 Index™,” “S&P National AMT-Free Municipal Bond Index,” and “the S&P North American Natural Resources Sector Index™” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”) licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in iShares.

Frank Russell Company, Russell 1000® Index, Russell 2000® Index, Russell Midcap® Index, are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BTC. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

“Cohen & Steers” is a trademark and “Cohen & Steers Realty Majors Index®” is a registered trademark of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares.

“Barclays Capital,” “Barclays Capital 1-3 Year U.S. Credit Index,” “Barclays Capital 1-3 Year U.S. Treasury Index,” “Barclays Capital 3-7 Year U.S. Treasury Index,” “Barclays Capital 7-10 Year U.S. Treasury Index,” “Barclays Capital 10-20 Year U.S. Treasury Index,” “Barclays Capital 20+ Year U.S. Treasury Index,” “Barclays Capital U.S. Aggregate Index,” “Barclays Capital U.S. Credit Index,” “Barclays Capital U.S. Government/Credit Index,” “Barclays Capital Intermediate U.S. Credit Index,” “Barclays Capital Intermediate U.S. Government/Credit Index,” “Barclays Capital U.S. MBS Fixed-Rate Index,” “Barclays Capital Short U.S. Treasury Index,” and the “Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)” are trademarks of Barclays Capital, Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and neither Barclays Capital nor any of its affiliates makes any representations regarding the advisability of investing in iShares.

“MSCI Canada IndexSM,” “MSCI EAFE® Index” and “MSCI Emerging Markets IndexSM” are servicemarks and “MSCI EAFE Small Cap Index” is a trademark of MSCl, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in iShares.

“iBoxx® $ Liquid High Yield Index” is a trademark of International Index Company Limited (“IIC”) and has been licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation regarding the advisability of investing in iShares.

“FTSE,” “EPRA,” “NAREIT” and “FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index” are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the “FTSE Licensor Parties”), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“JPMorgan” and “JPMorgan EMBI Global Core Index” are trademarks of JPMorgan Chase & Co.© (“JPMorgan”) licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

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MANAGING THE INVESTMENTS OF THE FUNDS

Investment Adviser

The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for providing investment advisory and administrative services to the Funds, overseeing the day-to-day operations and business affairs of the Trust, and monitoring the performance of the sub-advisers to the Funds and of each Master Portfolio in which a Fund invests. The Manager’s principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

Bridgeway and Westwood are the co-investment sub-advisers to the Equity Fund. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway and Westwood for their services with the investment advisory and management fees the Manager receives from the Equity Fund.

Marsico and Northern Cross are the co-investment sub-advisers to the International Equity Fund. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Marsico and Northern Cross for their services with the investment advisory and management fees the Manager receives from the International Equity Fund.

Northern Trust Investments is the investment sub-adviser to the Small Cap Index Fund and the International Index Fund. As investment sub-adviser, Northern Trust Investments makes investment decisions for the Small Cap Index Fund and the International Index Fund, subject to the oversight of the Manager and the Board of the Trust. The Manager pays Northern Trust Investments for its services with the investment advisory and management services fee the Manager receives from these Funds.

The Equity and Bond Fund, Bond Fund, and the Money Market Fund are each managed by a team of the Manager’s employees (each an “Advisory Team”). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees.

Investment Management of the S&P 500 Index Fund and the LifePath Funds

The S&P 500 Index Fund and each LifePath Fund invests all of its assets into a separate Master Portfolio, each of which has substantially similar investment objectives, strategies, policies and risks. The Master Portfolios in which the LifePath Funds invest, in turn, invest in a combination of the Underlying Funds. BFA serves as the investment adviser to each of the Master Portfolios, and also serves as investment adviser to each of the Underlying Funds in which the LifePath Master Portfolios invest, with the exception of the BlackRock Cash Funds: Institutional, which invests in a Master Portfolio advised by BFA. BFA manages the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Fund’s Board of Trustees.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each Master Portfolio. With respect to the S&P 500 Stock Master Portfolio, the Portfolio Management Team manages the Master Portfolio to reflect the investment characteristics of the S&P 500 Index. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA’s extensive resources. The members of the Portfolio Management Team for each Master Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members of their Portfolio Management Team on all aspects concerning their Master Portfolio. Each member of a Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA is located at 400 Howard Street, San Francisco, California 94105. It is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. BlackRock Fund Advisors, BTC, BlackRock Execution Services, BlackRock, Inc. and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

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Oversight of Sub-Advisers

The Trust and the Manager have obtained an exemptive order from the Securities and Exchange Commission that permits the Trust and the Manager to retain sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, the Manager may act as a “manager of managers” for the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Money Market Fund and LifePath Retirement Fund and the LifePath 2050 Fund. The Manager supervises sub-advisers to each Fund that has retained a sub-adviser and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to recommend their hiring, termination and replacement.

Investment Sub-Advisers for the Equity Fund

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448. Bridgeway is a quantitative investment management firm that employs a wide array of proprietary statistical models to create investment portfolios for its institutional and mutual fund clients.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a fundamental investment management firm that employs a bottom-up, value-based stock selection strategy to construct portfolios designed to generate superior risk-adjusted returns for its institutional and mutual fund clients.

For more information regarding Bridgeway and Westwood, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” and “Investment Advisory Agreement—Between the Manager and Westwood” in the Trust’s SAI.

Investment Sub-Advisers for the Small/Mid Cap Equity Fund

The Manager engaged Bridgeway and Rainier as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448.

Rainier, which is located at 601 Union Street, Suite 2801, Seattle, Washington 98101, manages discretionary assets for various clients, including institutional clients, public and corporate pensions, foundations and charitable endowments, collective trusts and mutual funds. Rainer is owned and operated by nineteen principals, twelve of whom are Rainier shareholders.

For more information regarding Bridgeway and Rainier, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” and “Investment Advisory Agreements—Between the Manager and Rainier” in the Trust’s SAI.

Investment Sub-Advisers for the International Equity Fund

The Manager has engaged Marsico and Northern Cross as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. In addition to sub-advising a segment of the International Equity Fund, Marsico provides investment services to other mutual funds and private accounts.

Northern Cross is located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110. Northern Cross is an investment management firm specializing in international equity mandates.

For more information regarding Marsico and Northern Cross, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Marsico” and “Investment Advisory Agreement—Between the Manager and Northern Cross” in the Trust’s SAI.

Investment Sub-Adviser for the Small Cap Index Fund and the International Index Fund

The Manager has engaged Northern Trust as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and the International Index Fund. Northern Trust, 50 South LaSalle Street, Chicago, Illinois 60603 is an Illinois State Banking Corporation. Northern Trust was formerly known and conducting business as Northern Trust Investments, N.A. Northern Trust is an indirect subsidiary of Northern Trust Corporation and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of December 31, 2010, Northern Trust Corporation, through its subsidiaries, had assets under custody of $4.1 trillion and assets under investment management of $643.6 billion.

Additional Expense Information

For all Funds other than the LifePath Funds, the Manager has agreed to voluntarily reimburse each Fund if, and to the extent, the Fund’s total annual operating expenses exceed the percentage of each Fund’s average net assets indicated in the table below. With any increase or decrease in the percentage rate of the 12b-1 fee assessed for a share class of a Fund, the expense reimbursement threshold for that share class of the Fund will increase or decrease by a corresponding percentage rate amount. For instance, if the percentage rate of the 12b-1 fee assessed for a share class of a Fund increases 0.05%, the expense reimbursement threshold for that

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share class of the Fund similarly will increase by 0.05%. The Manager has agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund’s average net assets shown in the table below:

The Manager’s agreement to reimburse the Funds is voluntary and may be eliminated by the Manager at any time.

Fund	Expense Reimbursement Threshold
	Class R-1	Class R-2	Class R-3
Equity Fund	1.52%	1.32%	1.02%
Small/Mid Cap Equity Fund	1.75%	1.55%	1.25%
International Equity Fund	1.82%	1.62%	1.32%
S&P 500 Index Fund	1.12%	0.92%	0.62%
Small Cap Index Fund	1.35%	1.15%	0.85%
International Index Fund	1.52%	1.32%	1.02%
Equity and Bond Fund(1)	1.21%	1.01%	0.71%
Bond Fund	1.04%	0.84%	0.54%
Money Market Fund(2)	0.92%	0.72%	0.52%
State Farm LifePath Retirement Fund	1.62%	1.42%	1.12%
State Farm LifePath 2020 Fund	1.62%	1.42%	1.12%
State Farm LifePath 2030 Fund	1.62%	1.42%	1.12%
State Farm LifePath 2040 Fund	1.62%	1.42%	1.12%
State Farm LifePath 2050 Fund	1.62%	1.42%	N/A

(1)	The Manager has agreed not to be paid an investment advisory fee for performing services for the Equity and Bond Fund. Nevertheless, the Manager receives investment advisory fees for performing advisory services for the Funds in which the Equity and Bond Fund invest. The Manager has agreed to reimburse the Equity and Bond Fund for all expenses directly incurred by the Fund other than 12b-1 distribution fees, shareholder services fees directly incurred by the Fund and acquired fund fees and expenses. This expense reimbursement is voluntary and the Manager may eliminate it at any time.
(2)	The Manager and State Farm VP Management Corp. have agreed to waive all or a portion of their fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

Compensating the Manager for its Services

Each Fund pays the Manager an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

Fund	Rate of Advisory Fee
Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets

S&P 500 Index Fund	0.20% of average daily net assets

Small Cap Index Fund	0.35% of average daily net assets

International Index Fund	0.50% of average daily net assets

Equity and Bond Fund	None

Bond Fund	0.10% of average daily net assets

Money Market Fund	0.10% of average daily net assets

State Farm LifePath Retirement Fund	0.70% of average daily net assets

State Farm LifePath 2020 Fund	0.70% of average daily net assets

State Farm LifePath 2030 Fund	0.70% of average daily net assets

State Farm LifePath 2040 Fund	0.70% of average daily net assets

State Farm LifePath 2050 Fund	0.70% of average daily net assets

The Investment Advisory and Management Services Fee for the S&P 500 Index Fund and the LifePath Funds include the management fees of their corresponding Master Portfolios.

Compensating Bridgeway for its Services

The Manager pays Bridgeway for its services to the portion of the Equity Fund and the Small/Mid Cap Equity Fund that it manages at the rates shown in the tables below:

Equity Fund

On the first $50 million	0.50% of average daily net assets

$50 million to $100 million	0.45% of average daily net assets

$100 million to $200 million	0.40% of average daily net assets

Over $200 million	0.35% of average daily net assets

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets

$100 million to $250 million	0.55% of average daily net assets

Over $250 million	0.50% of average daily net assets

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Compensating Westwood for its Services

The Manager pays Westwood for its services to the portion of the Equity Fund that it manages at the rates shown in the table below:

Equity Fund

On the first $25 million	0.55% of average daily net assets

$25 million to $50 million	0.45% of average daily net assets

Over $50 million	0.30% of average daily net assets

Compensating Rainier for its Services

The Manager pays Rainier for its services to the portion of the Small/Mid Cap Equity Fund that it manages at the rates shown in the table below:

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets

$100 million to $250 million	0.55% of average daily net assets

Over $250 million	0.50% of average daily net assets

Compensating Marsico for its Services

The Manager pays Marsico for its services to the portion of the International Equity Fund that it manages at the rates shown in the table below:

International Equity Fund

On the first $300 million	0.50% of average daily net assets

$300 million to $400 million	0.45% of average daily net assets

Over $400 million	0.40% of average daily net assets

Compensating Northern Cross for its Services

The Manager pays Northern Cross for its services to the portion of the International Equity Fund it manages at the rates shown in the table below:

International Equity Fund

On the first $500 million	0.60% of average daily net assets

Over $500 million	0.55% of average daily net assets

Compensating Northern Trust Investments for its Services

The Manager pays Northern Trust Investments for its services to the Small Cap Index Fund and the International Index Fund at the rates shown in the table below:

Small Cap Index Fund and International Index Fund

On the first $150 million	0.13% of average daily net assets

Over $150 million	0.10% of average daily net assets

For purposes of calculating the fees under the above schedules, other assets managed in a similar style by the sub-adviser for other investment companies advised by the Manager or other companies affiliated with the Manager are included in determining the fee to be paid to the respective sub-adviser.

S&P 500 Index Fund and the LifePath Funds—Compensation in the Master/Feeder Mutual Fund Structure

The S&P 500 Index Fund and the LifePath Funds are feeder funds that invest all of their assets in Master Portfolios with substantially similar investment objectives, strategies and risks. BFA manages each Master Portfolio. For its services to the Master Portfolios, BFA receives annual fees based on the following annual rates:

Fund	Annual Management Fee

S&P 500 Stock Master Portfolio	0.05% of average daily net assets

LifePath Retirement Master Portfolio	0.35% of average daily net assets

LifePath 2020 Master Portfolio	0.35% of average daily net assets

LifePath 2030 Master Portfolio	0.35% of average daily net assets

LifePath 2040 Master Portfolio	0.35% of average daily net assets

LifePath 2050 Master Portfolio	0.35% of average daily net assets

For its services to the Underlying Funds in which the LifePath Master Portfolios invest, BFA receives fees that differ from the fees described for the LifePath Funds in this prospectus. BFA has agreed to waive the investment advisory fees charged to the Master Portfolios in an amount equal to the investment advisory fees charged to the Underlying Funds in order to avoid duplication of such fees. In addition, BTC may receive fees as administrator of certain of the Underlying Funds; however, BFA has agreed to waive from the investment advisory fees charged to the Master Portfolios an amount equal to the administration and other fees paid to BTC by those Underlying Funds.

Feeder Fund Expenses.    The S&P 500 Index Fund and each LifePath Fund bears its corresponding Master Portfolio’s expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights.    Under the master/feeder structure, the Board of Trustees retains the right to withdraw the assets of the S&P 500 Index Fund or a LifePath Fund from a Master Portfolio if it believes doing so is in the best interests of the Fund and its shareholders. If the Board withdraws assets of any such Fund from a Master Portfolio, it would then consider whether that Fund should invest in another master portfolio or take other action.

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Approval of Investment Advisory and Investment Sub-Advisory Agreements

For information regarding the basis for the Board of Trustees approving the continuation of the investment advisory and investment sub-advisory agreements, please see the Trust’s semi-annual report for the six-month period ended June 30, 2010.

Portfolio Managers

The Funds are managed by portfolio management teams as described below.

Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Westwood who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer	17 years	Investment management, research and analysis

Elena Khoziaeva, CFA Investment Team Member	11 years	Investment management, research and analysis

Michael Whipple, CFA Investment Team Member	8 years	Investment management, research and analysis

Rasool Shaik, CFA Investment Team Member	4 years	Investment management, research and analysis; software consulting,

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years

Susan M. Byrne, Chairman and Co-Chief Investment Officer	28 years	Portfolio manager of equity securities

Mark R. Freeman, CFA Executive Vice President and Co-Chief Investment Officer	12 years	Portfolio manager of equity and fixed income securities

David S. Spika, CFA Senior Vice President	8 years	Portfolio manager of equity securities

Jay K. Singhania, CFA Senior Vice President and Product Director	10 years	Portfolio manager of equity securities

Lisa Dong, CFA Senior Vice President and Product Director	11 years	Portfolio manager of equity securities

Small/Mid Cap Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Rainier who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Small/Mid Cap Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer	17 years	Investment management, research and analysis

Elena Khoziaeva, CFA Investment Team Member	11 years	Investment management, research and analysis

Michael Whipple, CFA Investment Team Member	8 years	Investment management, research and analysis

Rasool Shaik, CFA Investment Team Member	4 years	Investment management, research and analysis; software consulting;

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Rainier Portfolio Managers
Portfolio Manager and Title with Rainier	Length of Service with Rainier	Business Experience During the past 5 years

Daniel M. Brewer, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark W. Broughton, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark H. Dawson, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

James R. Margard, CFA, Chief Investment Officer	More than 5 years	Portfolio manager of equity securities

Peter M. Musser, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Rainier’s segment of the Small/Mid Cap Equity Fund is team-managed by the Rainier portfolio managers listed above. The portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer has final responsibility relating to equity selection and portfolio weightings.

International Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Marsico and Northern Cross who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the International Equity Fund’s portfolio, and each person’s business experience during the past five years:

Marsico Portfolio Managers
Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years

James G. Gendelman, Portfolio Manager, Senior Analyst	11 years	Portfolio manager of equity securities

Munish Malhotra, Portfolio Manager, Senior Analyst	8 years	Portfolio manager of equity securities

Northern Cross Portfolio Managers
Portfolio Manager and Title with Northern Cross	Length of Service with Northern Cross	Business Experience During the past 5 years

Howard Appleby, CFA, Principal	7 years	Portfolio manager of equity securities

James LaTorre, CFA, Principal	7 years	Portfolio manager of equity securities

Edward E. Wendell, Jr., Principal	7 years	Portfolio manager of equity securities

Jean-Francois Ducrest, Principal	7 years	Portfolio manager of equity securities

S&P 500 Index Fund

The five members of the Portfolio Management Team for the S&P 500 Stock Master Portfolio that have the most significant day-to-day management responsibility are: Diane Hsiung, Greg Savage, Edward Corallo, Christopher Bliss and Jennifer Hsui.

Diane Hsiung has been employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsiung was previously a senior portfolio manager with Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2002 to 2006. Ms. Hsiung has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Greg Savage, CFA, has been employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Savage was previously a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2006 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A.

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from 2001 to 2006. Mr. Savage has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Edward Corallo has been employed as the head of portfolio management in the Index Equity Group at BFA and BTC since 2009. Previously, Mr. Corallo was the head of portfolio management in the Index Equity Group at Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009. Prior to that time, he was a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2007. Mr. Corallo has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Christopher Bliss, CFA, has been employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Bliss previously was a senior portfolio manager for Barclays Global Investors, N.A. from 2005 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2004 to 2005. Mr. Bliss has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Jennifer Hsui has been employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsui was previously a senior portfolio manager for Barclays Global Investors, N.A. from 2007 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2006 to 2007. Prior to joining Barclays Global Investors, N.A., Ms. Hsui was a research analyst for RBC Capital Markets from 2003 to 2006. Ms. Hsui has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Small Cap Index Fund

Northern Trust Investments serves as the sub-adviser to the Small Cap Index Fund. The portfolio manager for the Small Cap Index Fund is Brent Reeder, Senior Vice President of Northern Trust Investments. Mr. Reeder, joined Northern Trust Investments in 1993, is a Portfolio Manager in the Quantitative Management Group and is responsible for the management of index portfolios. Mr. Reeder received a B.A. degree in Economics from DePauw University and an M.B.A. degree in Finance from DePaul University. Mr. Reeder is an Associated Person with the National Futures Association. For the past five years, he has managed quantitative equity portfolios.

International Index Fund

Northern Trust Investments serves as the sub-adviser to the International Index Fund. The portfolio manager for the International Index Fund is Shaun Murphy, Senior Vice President of Northern Trust Investments. Mr. Murphy, who is a Portfolio Manager in the U.S. Equities Division within the Quantitative Management Group, joined Northern Trust in June 2004. Since joining Northern Trust Investments, Mr. Murphy has managed quantitative equity portfolios. From 1997 to 2003 he was a portfolio manager at State Street Global Advisors in London. Mr. Murphy received a degree in Business Studies from the University of Sunderland in the United Kingdom. He is a CFA charterholder and a member of the CFA Institute.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund, and these underlying funds invest in either common stocks or bonds. Consequently, the Equity and Bond Fund has the same portfolio managers as the Equity Fund and as the Bond Fund. For a description of the portfolio managers of the Equity Fund and the portfolio managers of the Bond Fund, please see the separate descriptions for those Funds included in this prospectus.

Bond Fund

Donald Heltner and Duncan Funk are the portfolio managers responsible for the day-to-day management of the Bond Fund. Mr. Heltner, Vice President – Fixed Income at State Farm Mutual Automobile Insurance Company, and Mr. Funk, Senior Investment Officer – Fixed Income at State Farm Mutual Automobile Insurance Company, have been associated with the Bond Fund as portfolio managers since 2003 and 2000, respectively. Over the past five years, Messrs. Heltner and Funk have been involved in all aspects of managing fixed income investment portfolios for State Farm Mutual Automobile Insurance Company and its affiliates. Messrs. Heltner and Funk generally have different roles on the Bond Fund management team. Mr. Heltner’s role on the management team includes overseeing the process for buying and selling fixed income securities and maintaining investment policies. Mr. Funk’s role on the management team includes selecting fixed income securities for purchase and sale, conducting fixed income research, reviewing research data and maintaining investment policies.

LifePath Funds

Dagmar Nikles, Leslie Gambon, Alan Mason and Amy Whitelaw (the “LifePath Portfolio Managers”) are primarily responsible for the day-to-day management of the LifePath Master Portfolios and act collaboratively on all aspects concerning these Master Portfolios. Each LifePath Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification. Ms. Nikles has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon

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was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with Barclays Global Investors, N.A. from 2001 to 2004, and in October 2004 became Head of Defined Contribution Portfolio Management at Barclays Global Investors, N.A. Ms. Gambon has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at Barclays Global Fund Advisors and Barclays Global Investors, N.A., including eight years devoted to the development of transition management products. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

Ms. Whitelaw has been employed as Head of Defined Contributions Portfolio Management at BFA and BTC since December 2009. From October 2009 to November 2009, Ms. Whitelaw was Head of Defined Contributions Portfolio Management at BGFA and BGI. Ms. Whitelaw had been employed as a member of the portfolio management team at BGFA and BGI since July 2006. From April 2002 to April 2005, Ms. Whitelaw worked as a transition manager and strategist in the Transition Services group at BGFA and BGI.

The SAI provides additional information about portfolio managers’ compensation, other accounts managed by the portfolio managers and portfolio managers’ ownership of securities in the Fund.

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SHAREHOLDER INFORMATION

Who Can Purchase Shares?

Class R-1, R-2 and R-3 shares are available for purchase or exchange only by individuals or entities who:

•	Enter into a “Retirement Plan Recordkeeping Service Agreement” with the Manager’s contracted plan recordkeeper (the “Recordkeeper”)

•

After May 1, 2005, do not own Fund Class A, Class B or Institutional Class shares for which the Recordkeeper would otherwise provide administrative services under the Retirement Plan Recordkeeping Service Agreement, and who

•	Intend that the plan for which the Recordkeeper is providing administrative services will purchase Fund shares.

Individuals or entities who are eligible to purchase Class R-1, R-2 or R-3 shares are referred to in this prospectus as “Qualified Purchasers.” In this prospectus, a Qualified Purchaser is treated as holding all Fund shares allocated to participant accounts within the qualified retirement plan.

The Retirement Plan Recordkeeping Service Agreement requires the Recordkeeper to provide administrative and recordkeeping services to the Qualified Purchaser. In return for the Recordkeeper’s performing administrative and recordkeeping services to the Qualified Purchaser, the Manager and the Qualified Purchaser (or the plan sponsor, if the plan sponsor elects) pay fees to the Recordkeeper.

Except as described below for Class R-3 shares, a new Qualified Purchaser or a Qualified Purchaser with assets invested in Class R-1 shares with a fair market value of less than $500,000 may only purchase Class R-1 shares. If a new Qualified Purchaser is investing more than $500,000 in Fund shares, the Qualified Purchaser may purchase Class R-2 shares. On a monthly basis, the aggregate fair market value of each Qualified Purchaser’s account invested in Class R-1 shares will be evaluated to determine when that value exceeds $500,000. When the aggregate fair market value of Class R-1 shares held by a Qualified Purchaser exceeds $500,000, Class R-1 shares held by the Qualified Purchaser will convert to Class R-2 shares at the relative NAV of each share class. Qualified Purchasers will be notified prior to the conversion of Class R-1 shares to Class R-2 shares. After the conversion, the Qualified Purchaser may purchase Class R-2 shares.

A Qualified Purchaser in some instances may hold both Class R-1 and Class R-3 shares. When this occurs, the value of Class R-3 shares will be combined with the value of Class R-1 shares for the purpose of determining the Qualified Purchaser’s eligibility to purchase Class R-2 shares. For example, if a Qualified Purchaser holds Class R-1 shares valued at $400,000 and Class R-3 shares valued at $100,000, the Class R-1 shares will convert to Class R-2, and the Qualified Purchaser can purchase Class R-2 shares on a prospective basis.

Class R-3 shares are available to Qualified Purchasers that are sponsored by any of the following persons or for which any of the following persons is the administrator, trustee or fiduciary:

(i)	Current insurance agents of the State Farm Insurance Companies who are also registered representatives of State Farm VP Management Corp. (“Registered State Farm Agents”),

(ii)	Agency Field Consultants, (“AFCs”),

(iii)	Agency Field Executives (“AFEs”),

(iv)	Field Sales Associates (“FSAs”),

(v)	Zone Sales Associate Managers (“ZSAMs”), and

(vi)	Family members of persons in categories (i)-(v).

“Family member” is defined as:

•	Spouse, which means the person to whom you are legally married under the laws of the state in which you reside.

•	Lineal ascendants including:
•	parents
•	grandparents
•	step-parents
•	step-grandparents
•	great grandparents
•	step-great grandparents

•	Lineal descendants including:
•	children
•	grandchildren
•	great grandchildren
•	step children
•	court appointed foster children
•	legally adopted children
•	step-grandchildren
•	step-great grandchildren

•	Lineal descendant’s spouse

•	Siblings
•	brother
•	sister
•	step-brother
•	step-sister

•	Sibling’s spouse

Registered State Farm Agents, AFCs, AFEs, FSAs and ZSAMs who own (greater than 10%) or participate as an officer, director, or partner in a business that sponsors a Qualified Purchaser and the participants of that plan qualify to purchase Class R-3 shares for that plan. Family members (as defined above) of Registered State Farm Agents, AFCs, AFEs, FSAs and ZSAMs who own a sole proprietorship and who sponsor a Qualified Purchaser and the participants of that plan may purchase Class R-3 shares for that plan. Registered State Farm Agents, AFCs, AFEs, FSAs, ZSAMs and family members of such persons who are participants in a plan that is

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a Qualified Purchaser and who are investing in Fund shares may purchase Class R-3 shares to fund their individual accounts under that plan even if the entire plan does not qualify to purchase Class R-3 shares as described above.

Upon the Manager’s receipt of notification that a plan is a Qualified Purchaser eligible to purchase Class R-3 shares, each participant in that plan who wishes to purchase shares will be required to purchase Class R-3 shares. Likewise, once the Manager is notified that a plan participant is eligible to purchase Class R-3 shares and if the plan participant wishes to purchase Fund shares, he or she is required to purchase Class R-3 shares, even if the entire plan does not qualify to purchase Class R-3 shares.

Distribution and Shareholder Servicing Fees

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), which provides that the Funds will pay a distribution fee. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Funds, other than the Money Market Fund, are subject to a distribution fee up to the following amounts per year calculated based on average daily net assets in the share class:

	Class R-1	Class R-2	Class R-3
12b-1 Distribution Fee	0.50%	0.30%	None

Classes R-1 and R-2 of the Money Market Fund are subject to a distribution fee up to 0.40% and 0.20% per year, respectively, of average daily net assets in the share class. No distribution fee applies to Class R-3 of the Money Market Fund. The Equity and Bond Fund does not pay a 12b-1 fee as a result of its investment in the Equity Fund and the Bond Fund. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for services and expenses incurred in connection with the distribution of Fund shares, including unreimbursed expenses incurred in years prior to the year of payment. These expenses include payments to State Farm VP Management Corp. Registered Representatives, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.

Class R-1, R-2 and R-3 shares of each Fund currently pay a shareholder servicing fee of 0.32% per year of the average daily net assets of that Class to the Manager for maintaining shareholder accounts and records, answering questions regarding the Funds, assisting shareholders with transactions and such other services as the Trust may request. The shareholder services fee imposed on Class R-1, R-2 and R-3 shares of each Fund will decrease as the aggregate amount of assets invested in these three classes of shares exceed $1 billion. The Manager has contracted with the Recordkeeper to provide shareholder services, which include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. The Manager and State Farm VP Management Corp. may profit from the shareholder servicing and 12b-1 fees.

Calculating Net Asset Value

The offering price of the shares of each Fund is its NAV. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the S&P 500 Index Fund and the LifePath Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV for each Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that the Board of Trustees believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of a Fund fairly and accurately represents the value of the Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of the Fund’s holdings and the reflection of that change in the Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are

67

determined not to reflect the market value of such securities as of the time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities. Specific information about how the Funds value certain assets is set forth in the Statement of Additional Information.

Investments in a Master Portfolio are valued based on an interestholder’s proportionate ownership interest in the Master Portfolio’s aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of its assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the NYSE is open for business. The Master Portfolio’s investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Master Fund’s Board of Trustees. The prospectus of the Master Portfolios explains the circumstances under which the Master Portfolios will use fair value pricing and the effects of using fair value pricing.

How To Buy, Exchange or Redeem Shares

As a participant in a plan that is a Qualified Purchaser, you should refer to documents provided by your plan sponsor or administrator for information related to buying, exchanging or redeeming Fund shares. You may generally exchange shares of a Fund offered in this prospectus for shares of the same class of another Fund offered in this prospectus.

Purchase Blocking Policy. The Funds reserve the right to reject any purchase order for any reason. The Funds are not designed to serve as a vehicle for frequent trading, including frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Funds have determined could involve actual or potential harm to a Fund, may be rejected. Frequent trading of Fund shares may lead to increased costs to the Fund and less efficient management of the Fund’s portfolio, resulting in dilution of the value of the shares held by long term shareholders.

The Trust’s Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of Fund shares. Under the Trust’s “Purchase Blocking Policy,” any shareholder or any beneficial shareholder (such as any plan participant in a qualified retirement plan owning Class R-1, R-2 or R-3 shares) redeeming shares (including redemptions that are part of an exchange transaction) having a value of $2,500 or more from a Fund (other than the Money Market Fund) will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. The Funds will work with intermediaries such as the Recordkeeper to develop such procedures or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the Funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	Systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase

•	Employer sponsored retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system

•

Purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the Funds’ purchase blocking policy, all transactions in Fund shares remain subject to the Funds’ right to restrict potentially abusive trading generally (including the types of transaction described above that will not be prevented or trigger a purchase block under the policy). For instance, each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

The Trust has authorized the Recordkeeper and other organizations that the Recordkeeper designates as authorized agents (collectively “authorized agents”) to accept purchase, exchange and redemption orders on behalf of the Trust. An order received by an authorized agent in good order will be deemed to have been accepted by the Trust. In accordance with federal securities laws, when you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the authorized agent.

Anti-Money Laundering Compliance.    The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or it does not contain your name, social security number, date of birth and permanent street address. This information may be compared to information obtained through third party sources where permitted by law. If we cannot verify this information your account may be restricted and/or closed. If at any time the Funds or an authorized agent believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds or an authorized agent also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or an authorized agent to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management

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Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program and have appointed an anti-money laundering compliance officer.

Excessive Trading/Market Timing

The Manager believes that the Funds are appropriate for a long term investment by a shareholder who can accommodate short-term price volatility. The Funds may also be appropriate as a diversifier of other investments. The Funds are not an appropriate investment for short-term investors who desire to trade the Funds frequently in anticipation of, or reaction to, short term market price movement.

An investment strategy some investors follow is commonly referred to as market timing. The Trust defines market timing as transactions into or between mutual funds on a frequent, short term basis, in anticipation of short term movements of share prices within those mutual funds. This is not an investment strategy supported by the Trust. The Trust does not accommodate shareholders who want to engage in market timing. The Trust attempts to identify and discourage market timing. Do not invest with the Trust if you desire to follow a market timing strategy.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be more susceptible to a time zone arbitrage strategy in which an investor seeks to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market, but prior to the pricing of the Fund’s shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to engaging in a time zone arbitrage strategy).

The Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Funds. Market timing risks include the dilution in value of Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Fund’s portfolio; and increased administrative costs for all Fund shareholders. The Board of Trustees for the Trust has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Funds. A purchase request could be rejected due to its timing, amount or history of trading.

•	The documents provided by your plan sponsor or administrator may limit the number of times that you can exchange out of a Fund and into another Fund.

There is no guarantee that the Funds will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. We apply our market timing policies and procedures, including any and all restrictions, to all investors without special arrangement, waiver or exception. Because we cannot guarantee that our market timing policies and procedures will detect every market timer, investors bear the risk that frequent exchange or transfer activity may occur, resulting in dilution of the value of Fund shares, interference with efficient management of the Funds’ portfolios, and increases in brokerage and administrative costs to the Funds.

Certain shares of the Trust are held in omnibus accounts. When held in omnibus accounts, Trust shares are held in the name of an intermediary, such as a qualified retirement plan, on behalf of multiple beneficial owners, such as plan participants. With respect to Trust shares held in some omnibus accounts, the Trust is not able to identify trading by particular beneficial owners, which makes it difficult or impossible for the Trust to determine if a particular beneficial owner is engaged in frequent trading. The techniques used by the Trust and its intermediaries are not anticipated to identify all frequent trading by beneficial owners of Trust shares held in omnibus accounts. Therefore, the Trust’s market timing restrictions will not apply to all shares held in omnibus accounts.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures regarding the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements, is included in the December 31, 2010 annual report. The annual report may be obtained from the Funds upon request and without charge.

(For a share outstanding throughout each period)

EQUITY FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.13	$4.28	$7.52	$8.75	$7.98

Income from Investment Operations

Net investment income (loss)(a)	—	$0.02	$0.09	$0.12	$0.08

Net gain (loss) on investments (both realized and unrealized)	$0.65	$0.85	$(3.22)	$(0.71)	$1.16

Total from investment operations	$0.65	$0.87	$(3.13)	$(0.59)	$1.24

Less Distributions

Net investment income	—	$(0.02)	$(0.10)	$(0.12)	$(0.09)

Net realized gain	—	—	$(0.01)	$(0.52)	$(0.38)

Total distributions	—	$(0.02)	$(0.11)	$(0.64)	$(0.47)

Net asset value, end of period	$5.78	$5.13	$4.28	$7.52	$8.75

Total Return	12.67%	20.21%	(41.63%)	(6.84%)	15.57%

Ratios/Supplemental Data

Net assets, end of period (millions)	$2.3	$2.7	$1.7	$2.3	$2.3

Average Net Asset ratios assuming expense limitations

Expenses	1.52%	1.52%	1.51%	1.49%	1.49%

Net investment income (loss)	0.07%	0.39%	1.50%	1.38%	0.94%

Average Net Asset ratios absent expense limitations

Expenses	1.52%	1.53%	1.51%	1.49%	1.49%

Net investment income (loss)	0.07%	0.38%	1.50%	1.38%	0.94%

Portfolio turnover rate	54%	70%	143%	46%	42%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

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	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.13	$4.27	$7.51	$8.76	$7.99

Income from Investment Operations

Net investment income (loss)(a)	$0.02	$0.03	$0.10	$0.14	$0.10

Net gain (loss) on investments (both realized and unrealized)	$0.64	$0.85	$(3.23)	$(0.71)	$1.16

Total from investment operations	$0.66	$0.88	$(3.13)	$(0.57)	$1.26

Less Distributions

Net investment income	$(0.02)	$(0.02)	$(0.10)	$(0.16)	$(0.11)

Net realized gain	—	—	$(0.01)	$(0.52)	$(0.38)

Total distributions	$(0.02)	$(0.02)	$(0.11)	$(0.68)	$(0.49)

Net asset value, end of period	$5.77	$5.13	$4.27	$7.51	$8.76

Total Return	12.79%	20.68%	(41.62%)	(6.66%)	15.78%

Ratios/Supplemental Data

Net assets, end of period (millions)	$7.0	$4.4	$3.3	$5.7	$3.0

Average Net Asset ratios assuming expense limitations

Expenses	1.32%	1.32%	1.31%	1.29%	1.29%

Net investment income (loss)	0.29%	0.60%	1.70%	1.61%	1.15%

Average Net Asset ratios absent expense limitations

Expenses	1.32%	1.33%	1.31%	1.29%	1.29%

Net investment income (loss)	0.29%	0.59%	1.70%	1.61%	1.15%

Portfolio turnover rate	54%	70%	143%	46%	42%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

71

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.15	$4.29	$7.54	$8.77	$8.00

Income from Investment Operations

Net investment income (loss)(a)	$0.03	$0.04	$0.12	$0.17	$0.12

Net gain (loss) on investments (both realized and unrealized)	$0.64	$0.86	$(3.24)	$(0.71)	$1.16

Total from investment operations	$0.67	$0.90	$(3.12)	$(0.54)	$1.28

Less Distributions

Net investment income	$(0.03)	$(0.04)	$(0.12)	$(0.17)	$(0.13)

Net realized gain	—	—	$(0.01)	$(0.52)	$(0.38)

Total distributions	$(0.03)	$(0.04)	$(0.13)	$(0.69)	$(0.51)

Net asset value, end of period	$5.79	$5.15	$4.29	$7.54	$8.77

Total Return	13.00%	20.91%	(41.36%)	(6.32%)	16.01%

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.9	$1.1	$0.7	$1.2	$1.3

Average Net Asset ratios assuming expense limitations

Expenses	1.02%	1.02%	1.01%	0.99%	0.99%

Net investment income (loss)	0.58%	0.91%	2.00%	1.87%	1.44%

Average Net Asset ratios absent expense limitations

Expenses	1.02%	1.03%	1.01%	0.99%	0.99%

Net investment income (loss)	0.58%	0.90%	2.00%	1.87%	1.44%

Portfolio turnover rate	54%	70%	143%	46%	42%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

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(For a share outstanding throughout the period):

SMALL/MID CAP EQUITY FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.34	$5.70	$10.69	$10.64	$10.15

Income from Investment Operations

Net investment income (loss)(a)	$(0.04)	$(0.03)	$(0.06)	$(0.10)	$(0.10)

Net gain (loss) on investments (both realized and unrealized)	$1.66	$1.67	$(4.88)	$1.71	$1.52

Total from investment operations	$1.62	$1.64	$(4.94)	$1.61	$1.42

Less Distributions

Net investment income	—	—	—	—	—

Net realized gain	—	—	$(0.05)	$(1.56)	$(0.93)

Total distributions	—	—	$(0.05)	$(1.56)	$(0.93)

Net asset value, end of period	$8.96	$7.34	$5.70	$10.69	$10.64

Total Return	22.07%	28.77%	(46.16%)	15.07%	14.09%

Ratios/Supplemental Data

Net assets, end of period (millions)	$3.3	$3.1	$1.9	$2.7	$2.1

Average Net Asset ratios assuming expense limitations

Expenses	1.72%	1.72%	1.72%	1.72%	1.72%

Net investment income (loss)	(0.53%)	(0.44%)	(0.68%)	(0.81%)	(0.89%)

Average Net Asset ratios absent expense limitations

Expenses	1.79%	1.81%	1.77%	1.76%	1.77%

Net investment income (loss)	(0.60%)	(0.53%)	(0.73%)	(0.85%)	(0.94%)

Portfolio turnover rate	107%	130%	99%	98%	155%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

73

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.43	$5.76	$10.77	$10.70	$10.18

Income from Investment Operations

Net investment income (loss)(a)	$(0.02)	$(0.01)	$(0.04)	$(0.07)	$(0.07)

Net gain (loss) on investments (both realized and unrealized)	$1.67	$1.68	$(4.92)	$1.70	$1.52

Total from investment operations	$1.65	$1.67	$(4.96)	$1.63	$1.45

Less Distributions

Net investment income	—	—	—	—	—

Net realized gain	—	—	$(0.05)	$(1.56)	$(0.93)

Total distributions	—	—	$(0.05)	$(1.56)	$(0.93)

Net asset value, end of period	$9.08	$7.43	$5.76	$10.77	$10.70

Total Return	22.21%	28.99%	(46.00%)	15.16%	14.35%

Ratios/Supplemental Data

Net assets, end of period (millions)	$7.1	$4.4	$3.4	$5.4	$1.9

Average Net Asset ratios assuming expense limitations

Expenses	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income (loss)	(0.30%)	(0.24%)	(0.48%)	(0.58%)	(0.69%)

Average Net Asset ratios absent expense limitations

Expenses	1.59%	1.62%	1.57%	1.56%	1.56%

Net investment income (loss)	(0.37%)	(0.34%)	(0.53%)	(0.62%)	(0.73%)

Portfolio turnover rate	107%	130%	99%	98%	155%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

74

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.57	$5.86	$10.92	$10.78	$10.23

Income from Investment Operations

Net investment income (loss)(a)(b)	—	—	$(0.02)	$(0.04)	$(0.04)

Net gain (loss) on investments (both realized and unrealized)	$1.72	$1.71	$(4.99)	$1.74	$1.52

Total from investment operations	$1.72	$1.71	$(5.01)	$1.70	$1.48

Less Distributions

Net investment income	—	—	—	—	—

Net realized gain	—	—	$(0.05)	$(1.56)	$(0.93)

Total distributions	—	—	$(0.05)	$(1.56)	$(0.93)

Net asset value, end of period	$9.29	$7.57	$5.86	$10.92	$10.78

Total Return	22.72%	29.18%	(45.83%)	15.71%	14.56%

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.9	$1.2	$0.8	$1.4	$1.4

Average Net Asset ratios assuming expense limitations

Expenses	1.22%	1.22%	1.22%	1.22%	1.22%

Net investment income (loss)	(0.02%)	0.07%	(0.18%)	(0.30%)	(0.40%)

Average Net Asset ratios absent expense limitations

Expenses	1.29%	1.32%	1.27%	1.26%	1.27%

Net investment income (loss)	(0.09%)	(0.03%)	(0.23%)	(0.34%)	(0.45%)

Portfolio turnover rate	107%	130%	99%	98%	155%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net investment income for Class R-3 shares represents less than $0.01 per share in 2009 and 2010.

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(For a share outstanding throughout each period):

INTERNATIONAL EQUITY FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.84	$6.55	$12.80	$12.44	$10.68

Income from Investment Operations

Net investment income (loss)(a)	$0.02	$0.03	$0.13	$0.05	$0.08

Net gain (loss) on investments (both realized and unrealized)	$0.99	$2.28	$(6.17)	$1.28	$1.85

Total from investment operations	$1.01	$2.31	$(6.04)	$1.33	$1.93

Less Distributions

Net investment income	$(0.11)	$(0.02)	—	$(0.11)	$(0.17)

Net realized gain	—	—	$(0.21)	$(0.86)	—

Total distributions	$(0.11)	$(0.02)	$(0.21)	$(0.97)	$(0.17)

Net asset value, end of period	9.74	$8.84	$6.55	$12.80	$12.44

Total Return	11.40%	35.31%	(47.18%)	10.43%	18.11	%(b)

Ratios/Supplemental Data

Net assets, end of period (millions)	$2.9	$3.2	$2.1	$3.0	$2.3

Average Net Asset ratios assuming expense limitations

Expenses	1.82%	1.82%	1.82%	1.82%	1.82%

Net investment income (loss)	0.24%	0.37%	1.26%	0.38%	0.68%

Average Net Asset ratios absent expense limitations

Expenses	1.99%	2.05%	2.00%	1.92%	1.95%

Net investment income (loss)	0.07%	0.14%	1.08%	0.28%	0.55%

Portfolio turnover rate	66%	62%	154%	52%	30%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $12.44, $12.47 and $12.46 for Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.49 and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 18.30%, 18.47% and 18.75%, respectively.

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	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.87	$6.57	$12.81	$12.47	$10.71

Income from Investment Operations

Net investment income (loss)(a)	$0.04	$0.04	$0.15	$0.06	$0.10

Net gain (loss) on investments (both realized and unrealized)	$0.99	$2.30	$(6.18)	$1.29	$1.86

Total from investment operations	$1.03	$2.34	$(6.03)	$1.35	$1.96

Less Distributions

Net investment income	$(0.13)	$(0.04)	—	$(0.15)	$(0.20)

Net realized gain	—	—	$(0.21)	$(0.86)	—

Total distributions	$(0.13)	$(0.04)	$(0.21)	$(1.01)	$(0.20)

Net asset value, end of period	$9.77	$8.87	$6.57	$12.81	$12.47

Total Return	11.63%	35.59%	(47.06%)	10.59%	18.28	%(b)

Ratios/Supplemental Data

Net assets, end of period (millions)	$5.8	$3.8	$2.6	$4.7	$2.2

Average Net Asset ratios assuming expense limitations

Expenses	1.62%	1.62%	1.62%	1.62%	1.62%

Net investment income (loss)	0.43%	0.52%	1.48%	0.49%	0.84%

Average Net Asset ratios absent expense limitations

Expenses	1.80%	1.85%	1.79%	1.73%	1.75%

Net investment income (loss)	0.25%	0.29%	1.31%	0.38%	0.71%

Portfolio turnover rate	66%	62%	154%	52%	30%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $12.44, $12.47 and $12.46 for Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.49 and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 18.30%, 18.47% and 18.75%, respectively.

77

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.91	$6.59	$12.82	$12.46	$10.70

Income from Investment Operations

Net investment income (loss)(a)	$(0.07)	$0.07	$0.18	$0.12	$0.14

Net gain (loss) on investments (both realized and unrealized)	$1.00	$2.31	$(6.20)	$1.27	$1.85

Total from investment operations	$1.07	$2.38	$(6.02)	$1.39	$1.99

Less Distributions

Net investment income	$(0.15)	$(0.06)	—	$(0.17)	$(0.23)

Net realized gain	—	—	$(0.21)	$(0.86)	—

Total distributions	$(0.15)	$(0.06)	$(0.21)	$(1.03)	$(0.23)

Net asset value, end of period	$9.83	$8.91	$6.59	$12.82	$12.46

Total Return	12.06%	36.08%	(46.99%)	10.99%	18.56	%(b)

Ratios/supplemental data

Net assets, end of period (millions)	$1.9	$1.4	$0.9	$1.7	$1.6

Average Net Asset ratios assuming expense limitations

Expenses	1.32%	1.32%	1.32%	1.32%	1.32%

Net investment income (loss)	0.75%	0.89%	1.76%	0.91%	1.18%

Average Net Asset ratios absent expense limitations

Expenses	1.49%	1.55%	1.49%	1.42%	1.44%

Net investment income (loss)	0.58%	0.66%	1.59%	0.81%	1.06%

Portfolio turnover rate	66%	62%	154%	52%	30%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $12.44, $12.47 and $12.46 for Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.49 and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 18.30%, 18.47% and 18.75%, respectively.

78

(For a share outstanding throughout each period):

S&P 500 INDEX FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.39	$6.75	$11.09	$10.76	$9.47

Income from Investment Operations

Net investment income(a)(b)	$0.08	$0.09	$0.12	$0.11	$0.09

Net gain (loss) on investments (both realized and unrealized)	$1.09	$1.63	$(4.32)	$0.36	$1.30

Total from investment operations	$1.17	$1.72	$(4.20)	$0.47	$1.39

Less Distributions

Net investment income	$(0.08)	$(0.08)	$(0.13)	$(0.10)	$(0.10)

Net realized gain	—	—	$(0.01)	$(0.04)	—

Total distributions	$(0.08)	$(0.08)	$(0.14)	$(0.14)	$(0.10)

Net asset value, end of period	$9.48	$8.39	$6.75	$11.09	$10.76

Total Return	13.89%	25.47%	(37.76%)	4.40%	14.64%

Ratios/Supplemental Data

Net assets, end of period (millions)	$5.9	$6.6	$4.8	$6.2	$5.4

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.11%	1.12%	1.11%	1.10%	1.10%

Net investment income(a)	0.96%	1.29%	1.32%	0.95%	0.90%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)	1.11%	1.12%	1.11%	1.10%	1.10%

Net investment income (loss)(c)	0.96%	1.29%	1.32%	0.95%	0.90%

Portfolio turnover rate(d)	9%	5%	8%	7%	14%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, assuming applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, excluding any otherwise applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(d)	Amount represents the portfolio turnover rate of the Master Portfolio.

79

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.36	$6.73	$11.06	$10.75	$9.46

Income from Investment Operations

Net investment income(a)(b)	$0.10	$0.11	$0.14	$0.13	$0.11

Net gain (loss) on investments (both realized and unrealized)	$1.08	$1.62	$(4.31)	$0.36	$1.29

Total from investment operations	$1.18	$1.73	$(4.17)	$0.49	$1.40

Less Distributions

Net investment income	$(0.10)	$(0.10)	$(0.15)	$(0.14)	$(0.11)

Net realized gain	—	—	$(0.01)	$(0.04)	—

Total distributions	$(0.10)	$(0.10)	$(0.16)	$(0.18)	$(0.11)

Net asset value, end of period	$9.44	$8.36	$6.73	$11.06	$10.75

Total Return	14.14%	25.66%	(37.60%)	4.58%	14.82%

Ratios/Supplemental Data

Net assets, end of period (millions)	$12.6	$9.2	$6.5	$9.6	$5.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(c)	0.91%	0.92%	0.91%	0.90%	0.90%

Net investment income(c)	1.17%	1.50%	1.51%	1.17%	1.11%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)	0.91%	0.92%	0.91%	0.90%	0.90%

Net investment income (loss)(c)	1.17%	1.50%	1.51%	1.17%	1.11%

Portfolio turnover rate(d)	9%	5%	8%	7%	14%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, assuming applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, excluding any otherwise applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(d)	Amount represents the portfolio turnover rate of the Master Portfolio.

80

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.42	$6.77	$11.12	$10.79	$9.49

Income from Investment Operations

Net investment income(a)(b)	$0.13	$0.13	$0.17	$0.16	$0.14

Net gain (loss) on investments (both realized and unrealized)	$1.08	$1.63	$(4.33)	$0.37	$1.30

Total from investment operations	$1.21	$1.76	$(4.16)	$0.53	$1.44

Less Distributions

Net investment income	$(0.13)	$(0.11)	$(0.18)	$(0.16)	$(0.14)

Net realized gain	—	—	$(0.01)	$(0.04)	—

Total distributions	$(0.13)	$(0.11)	$(0.19)	$(0.20)	$(0.14)

Net asset value, end of period	$9.50	$8.42	$6.77	$11.12	$10.79

Total Return	14.35%	26.03%	(37.35%)	4.92%	15.14%

Ratios/Supplemental Data

Net assets, end of period (millions)	$2.0	$1.6	$1.3	$1.9	$1.7

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	0.61%	0.62%	0.61%	0.60%	0.60%

Net investment income(a)	1.47%	1.81%	1.81%	1.45%	1.39%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(c)	0.61%	0.62%	0.61%	0.60%	0.60%

Net investment income (loss)(c)	1.47%	1.81%	1.81%	1.45%	1.39%

Portfolio turnover rate(d)	9%	5%	8%	7%	14%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, assuming applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolios, excluding any otherwise applicable expense reductions, were 0.05% and 2.01%, respectively, for the year ended December 31, 2010.
(d)	Amount represents the portfolio turnover rate of the Master Portfolio.

81

(For a share outstanding throughout each period):

SMALL CAP INDEX FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.64	$7.67	$13.00	$14.26	$13.21

Income from Investment Operations

Net investment income(a)	—	$0.01	$0.03	$0.05	$0.01

Net gain (loss) on investments (both realized and unrealized)	$2.44	$1.97	$(4.60)	$(0.45)	$2.20

Total from investment operations	$2.44	$1.98	$(4.57)	$(0.40)	$2.21

Less Distributions

Net investment income(c)	—	$(0.01)	$(0.01)	$(0.04)	—

Net realized gain(b)	—	—	$(0.75)	$(0.82)	$(1.16)

Total distributions	—	$(0.01)	$(0.76)	$(0.86)	$(1.16)

Net asset value, end of period	$12.08	$9.64	$7.67	$13.00	$14.26

Total Return(c)	25.31%	25.86%	(34.77%)	(2.87%)	16.69%

Ratios/Supplemental Data

Net assets, end of period (millions)	$3.0	$3.0	$2.3	$3.1	$3.0

Average Net Asset ratios assuming expense limitations

Expenses	1.27%	1.27%	1.27%	1.27%	1.27%

Net investment income (loss)	0.04%	0.17%	0.24%	0.33%	0.05%

Average Net Asset ratios absent expense limitations

Expenses	1.33%	1.35%	1.32%	1.30%	1.29%

Net investment income (loss)	(0.02%)	0.09%	0.19%	0.30%	0.03%

Portfolio turnover rate	15%	20%	20%	18%	27%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net realized gain distributions represent less than $0.01 per share in 2009.
(c)	Net investment income represents less than $0.01 per share for Class R-1 shares in 2010.

82

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.64	$7.68	$13.03	$14.31	$13.24

Income from Investment Operations

Net investment income(a)	$0.03	$0.03	$0.05	$0.08	$0.04

Net gain (loss) on investments (both realized and unrealized)	$2.43	$1.97	$(4.62)	$(0.46)	$2.21

Total from investment operations	$2.46	$2.00	$(4.57)	$(0.38)	$2.25

Less Distributions

Net investment income	$(0.02)	$(0.04)	$(0.03)	$(0.08)	$(0.02)

Net realized gain(b)	—	—	$(0.75)	$(0.82)	$(1.16)

Total distributions	$(0.02)	$(0.04)	$(0.78)	$(0.90)	$(1.18)

Net asset value, end of period	$12.08	$9.64	$7.68	$13.03	$14.31

Total Return	25.57%	26.00%	(34.67%)	(2.67%)	16.96%

Ratios/Supplemental Data

Net assets, end of period (millions)	$5.9	$3.7	$2.7	$4.2	$3.1

Average Net Asset ratios assuming expense limitations

Expenses	1.07%	1.07%	1.07%	1.07%	1.07%

Net investment income (loss)	0.29%	0.38%	0.44%	0.55%	0.25%

Average Net Asset ratios absent expense limitations

Expenses	1.13%	1.15%	1.12%	1.11%	1.09%

Net investment income (loss)	0.23%	0.30%	0.39%	0.51%	0.23%

Portfolio turnover rate	15%	20%	20%	18%	27%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net realized gain distributions represent less than $0.01 per share in 2009.

83

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.69	$7.71	$13.06	$14.33	$13.25

Income from Investment Operations

Net investment income(a)	$0.06	$0.05	$0.08	$0.12	$0.08

Net gain (loss) on investments (both realized and unrealized)	$2.45	$1.98	$(4.61)	$(0.46)	$2.22

Total from investment operations	$2.51	$2.03	$(4.53)	$(0.34)	$2.30

Less Distributions

Net investment income	$(0.05)	$(0.05)	$(0.07)	$(0.11)	$(0.06)

Net realized gain(b)	—	—	$(0.75)	$(0.82)	$(1.16)

Total distributions	$(0.05)	$(0.05)	$(0.82)	$(0.93)	$(1.22)

Net asset value, end of period	$12.15	$9.69	$7.71	$13.06	$14.33

Total Return	25.92%	26.38%	(34.33%)	(2.40%)	17.27%

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.7	$1.2	$0.8	$1.3	$1.3

Average Net Asset ratios assuming expense limitations

Expenses	0.77%	0.77%	0.77%	0.77%	0.77%

Net investment income (loss)	0.58%	0.68%	0.74%	0.83%	0.54%

Average Net Asset ratios absent expense limitations

Expenses	0.83%	0.85%	0.82%	0.80%	0.79%

Net investment income (loss)	0.52%	0.60%	0.69%	0.80%	0.52%

Portfolio turnover rate	15%	20%	20%	18%	27%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net realized gain distributions represent less than $0.01 per share in 2009.

84

(For a share outstanding throughout each period):

INTERNATIONAL INDEX FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.32	$8.24	$14.67	$13.84	$11.45

Income from Investment Operations

Net investment income(a)	$0.13	$0.14	$0.26	$0.20	$0.17

Net gain (loss) on investments (both realized and unrealized)	$0.51	$2.13	$(6.53)	$1.12	$2.61

Total from investment operations	$0.64	$2.27	$(6.27)	$1.32	$2.78

Less Distributions

Net investment income	$(0.13)	$(0.19)	$(0.16)	$(0.29)	$(0.25)

Net realized gain	—	—	—	$(0.20)	$(0.14)

Total distributions	$(0.13)	$(0.19)	$(0.16)	$(0.49)	$(0.39)

Net asset value, end of period	$10.83	$10.32	$8.24	$14.67	$13.84

Total Return	6.21%	27.49%	(42.69%)	9.28%	24.19	%(b)

Ratios/Supplemental Data

Net assets, end of period (millions)	$3.6	$4.2	$3.0	$4.1	$3.1

Average Net Asset ratios assuming expense limitations

Expenses(c)	1.52%	1.51%	1.47%	1.47%	1.47%

Net investment income	1.33%	1.57%	2.17%	1.37%	1.37%

Average Net Asset ratios absent expense limitations

Expenses	1.55%	1.62%	1.60%	1.60%	1.63%

Net investment income (loss)	1.30%	1.46%	2.04%	1.24%	1.21%

Portfolio turnover rate	4%	6%	8%	2%	8%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $13.84, $13.85 and $13.86 for Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 24.45%, 24.63% and 25.08%, respectively.
(c)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009.

85

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.31	$8.23	$14.67	$13.85	$11.45

Income from Investment Operations

Net investment income(a)	$0.15	$0.15	$0.28	$0.22	$0.21

Net gain (loss) on investments (both realized and unrealized)	$0.51	$2.14	$(6.53)	$1.12	$2.60

Total from investment operations	$0.66	$2.29	$(6.25)	$1.34	$2.81

Less Distributions

Net investment income	$(0.16)	$(0.21)	$(0.19)	$(0.32)	$(0.27)

Net realized gain	—	—	—	$(0.20)	$(0.14)

Total distributions	$(0.16)	$(0.21)	$(0.19)	$(0.52)	$(0.41)

Net asset value, end of period	$10.81	$10.31	$8.23	$14.67	$13.85

Total Return	6.39%	27.75%	(42.59%)	9.55%	24.45	%(b)

Ratios/Supplemental Data

Net assets, end of period (millions)	$6.4	$5.0	$3.8	$6.0	$3.2

Average Net Asset ratios assuming expense limitations

Expenses(c)	1.32%	1.31%	1.27%	1.27%	1.27%

Net investment income	1.49%	1.76%	2.36%	1.50%	1.61%

Average Net Asset ratios absent expense limitations

Expenses	1.35%	1.42%	1.40%	1.40%	1.43%

Net investment income (loss)	1.46%	1.65%	2.23%	1.37%	1.45%

Portfolio turnover rate	4%	6%	8%	2%	8%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $13.84, $13.85 and $13.86 for Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 24.45%, 24.63% and 25.08%, respectively.
(c)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009.

86

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.35	$8.26	$14.71	$13.86	$11.45

Income from Investment Operations

Net investment income(a)	$0.18	$0.19	$0.32	$0.28	$0.24

Net gain (loss) on investments (both realized and unrealized)	$0.51	$2.13	$(6.55)	$1.12	$2.61

Total from investment operations	$0.69	$2.32	$(6.23)	$1.40	$2.85

Less Distributions

Net investment income	$(0.19)	$(0.23)	$(0.22)	$(0.35)	$(0.30)

Net realized gain	—	—	—	$(0.20)	$(0.14)

Total distributions	$(0.19)	$(0.23)	$(0.22)	$(0.55)	$(0.44)

Net asset value, end of period	$10.85	$10.35	$8.26	$14.71	$13.86

Total Return	6.66%	28.03%	(42.34%)	9.86%	24.81	%(b)

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.8	$1.6	$1.1	$2.0	$1.7

Average Net Asset ratios assuming expense limitations

Expenses(c)	1.02%	1.01%	0.97%	0.97%	0.97%

Net investment income	1.80%	2.09%	2.68%	1.91%	1.91%

Average Net Asset ratios absent expense limitations

Expenses	1.05%	1.12%	1.10%	1.10%	1.13%

Net investment income (loss)	1.77%	1.98%	2.55%	1.78%	1.75%

Portfolio turnover rate	4%	6%	8%	2%	8%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon NAV of $13.84, $13.85 and $13.86 for Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 24.45%, 24.63% and 25.08%, respectively.
(c)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009.

87

(For a share outstanding throughout each period):

EQUITY AND BOND FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.15	$6.25	$9.22	$9.89	$9.62

Income from Investment Operations

Net investment income(a)	$0.08	$0.11	$0.23	$0.25	$0.22

Net gain (loss) on investments (both realized and unrealized)	$0.62	$0.90	$(2.61)	$(0.41)	$0.81

Total from investment operations	$0.70	$1.01	$(2.38)	$(0.16)	$1.03

Less Distributions

Net investment income	$(0.09)	$(0.11)	$(0.23)	$(0.25)	$(0.21)

Net realized gain	—	—	$(0.36)	$(0.26)	$(0.55)

Total distributions	$(0.09)	$(0.11)	$(0.59)	$(0.51)	$(0.76)

Net asset value, end of period	$7.76	$7.15	$6.25	$9.22	$9.89

Total Return	9.86%	16.16%	(25.86%)	(1.67%)	10.71%

Ratios/Supplemental Data

Net assets, end of period (millions)	$2.3	$2.5	$2.0	$2.6	$2.1

Average Net Asset ratios assuming expense limitations

Expenses(b)	0.57%	0.57%	0.57%	0.57%	0.57%

Net investment income	1.14%	1.68%	2.78%	2.48%	2.19%

Average Net Asset ratios absent expense limitations

Expenses(b)	0.69%	0.69%	0.66%	0.66%	0.74%

Net investment income	1.02%	1.56%	2.69%	2.39%	2.02%

Portfolio turnover rate	1%	1%	16%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

88

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.17	$6.26	$9.24	$9.90	$9.63

Income from Investment Operations

Net investment income(a)	$0.10	$0.13	$0.24	$0.33	$0.23

Net gain (loss) on investments (both realized and unrealized)	$0.62	$0.90	$(2.61)	$(0.46)	$0.82

Total from investment operations	$0.72	$1.03	$(2.37)	$(0.13)	$1.05

Less Distributions

Net investment income	$(0.11)	$(0.12)	$(0.25)	$(0.27)	$(0.23)

Net realized gain	—	—	$(0.36)	$(0.26)	$(0.55)

Total distributions	$(0.11)	$(0.12)	$(0.61)	$(0.53)	$(0.78)

Net asset value, end of period	$7.78	$7.17	$6.26	$9.24	$9.90

Total Return	10.04%	16.51%	(25.75%)	(1.37%)	10.90%

Ratios/Supplemental Data

Net assets, end of period (millions)	$3.7	$3.9	$2.9	$3.8	$1.4

Average Net Asset ratios assuming expense limitations

Expenses(b)	0.37%	0.37%	0.37%	0.37%	0.37%

Net investment income	1.31%	1.91%	2.99%	3.29%	2.32%

Average Net Asset ratios absent expense limitations

Expenses(b)	0.49%	0.49%	0.46%	0.45%	0.54%

Net investment income	1.19%	1.79%	2.90%	3.21%	2.15%

Portfolio turnover rate	1%	1%	16%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

89

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.17	$6.27	$9.25	$9.91	$9.64

Income from Investment Operations

Net investment income(a)	$0.12	$0.14	$0.27	$0.30	$0.26

Net gain (loss) on investments (both realized and unrealized)	$0.63	$0.90	$(2.62)	$(0.40)	$0.82

Total from investment operations	$0.75	$1.04	$(2.35)	$(0.10)	$1.08

Less Distributions

Net investment income	$(0.13)	$(0.14)	$(0.27)	$(0.30)	$(0.26)

Net realized gain	—	—	$(0.36)	$(0.26)	$(0.55)

Total distributions	$(0.13)	$(0.14)	$(0.63)	$(0.56)	$(0.81)

Net asset value, end of period	$7.79	$7.17	$6.27	$9.25	$9.91

Total Return	10.52%	16.64%	(25.46%)	(1.10%)	11.19%

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.1	$0.9	$0.8	$1.1	$1.2

Average Net Asset ratios assuming expense limitations

Expenses(b)	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	1.66%	2.19%	3.28%	2.95%	2.57%

Average Net Asset ratios absent expense limitations

Expenses(b)	0.18%	0.19%	0.16%	0.16%	0.23%

Net investment income	1.55%	2.07%	3.19%	2.86%	2.41%

Portfolio turnover rate	1%	1%	16%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

90

(For a share outstanding throughout each period):

BOND FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.88	$10.29	$10.52	$10.32	$10.38

Income from Investment Operations

Net investment income (loss)	$0.33	$0.40	$0.43	$0.42	$0.40

Net gain (loss) on investments (both realized and unrealized)	$0.24	$0.59	$(0.23)	$0.20	$(0.06)

Total from investment operations	$0.57	$0.99	$0.20	$0.62	$0.34

Less Distributions

Net investment income	$(0.33)	$(0.40)	$(0.43)	$(0.42)	$(0.40)

Net realized gain	—	—	—	—	—

Total distributions	$(0.33)	$(0.40)	$(0.43)	$(0.42)	$(0.40)

Net asset value, end of period	$11.12	$10.88	$10.29	$10.52	$10.32

Total Return	5.22%	9.77%	1.98%	6.16%	3.35%

Ratios/Supplemental Data

Net assets, end of period (millions)	$3.7	$4.5	$3.9	$2.6	$2.2

Average Net Asset ratios assuming expense limitations

Expenses	1.00%	1.01%	1.02%	1.02%	1.01%

Net investment income (loss)	2.92%	3.75%	4.18%	4.08%	3.89%

Average Net Asset ratios absent expense limitations

Expenses	1.00%	1.01%	1.02%	1.02%	1.01%

Net investment income (loss)	2.92%	3.75%	4.18%	4.08%	3.89%

Portfolio turnover rate	16%	11%	6%	16%	16%

91

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.87	$10.28	$10.51	$10.32	$10.37

Income from Investment Operations

Net investment income (loss)	$0.35	$0.42	$0.45	$0.44	$0.42

Net gain (loss) on investments (both realized and unrealized)	$0.24	$0.59	$(0.23)	$0.19	$(0.05)

Total from investment operations	$0.59	$1.01	$0.22	$0.63	$0.37

Less Distributions

Net investment income	$(0.35)	$(0.42)	$(0.45)	$(0.44)	$(0.42)

Net realized gain	—	—	—	—	—

Total distributions	$(0.35)	$(0.42)	$(0.45)	$(0.44)	$(0.42)

Net asset value, end of period	$11.11	$10.87	$10.28	$10.51	$10.32

Total Return	5.43%	10.00%	2.18%	6.27%	3.66%

Ratios/Supplemental Data

Net assets, end of period (millions)	$5.9	$4.9	$3.7	$3.2	$2.3

Average Net Asset ratios assuming expense limitations

Expenses	0.80%	0.81%	0.82%	0.82%	0.81%

Net investment income (loss)	3.10%	3.94%	4.37%	4.28%	4.09%

Average Net Asset ratios absent expense limitations

Expenses	0.80%	0.81%	0.82%	0.82%	0.81%

Net investment income (loss)	3.10%	3.94%	4.37%	4.28%	4.09%

Portfolio turnover rate	16%	11%	6%	16%	16%

92

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.88	$10.29	$10.52	$10.33	$10.38

Income from Investment Operations

Net investment income (loss)	$0.38	$0.45	$0.48	$0.47	$0.45

Net gain (loss) on investments (both realized and unrealized)	$0.24	$0.59	$(0.23)	$0.19	$(0.05)

Total from investment operations	$0.62	$1.04	$0.25	$0.66	$0.40

Less Distributions

Net investment income	$(0.38)	$(0.45)	$(0.48)	$(0.47)	$(0.45)

Net realized gain	—	—	—	—	—

Total distributions	$(0.38)	$(0.45)	$(0.48)	$(0.47)	$(0.45)

Net asset value, end of period	$11.12	$10.88	$10.29	$10.52	$10.33

Total Return	5.75%	10.32%	2.49%	6.59%	3.97%

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.7	$1.2	$1.3	$1.3	$1.2

Average Net Asset ratios assuming expense limitations

Expenses	0.50%	0.51%	0.52%	0.52%	0.51%

Net investment income (loss)	3.42%	4.27%	4.66%	4.57%	4.39%

Average Net Asset ratios absent expense limitations

Expenses	0.50%	0.51%	0.52%	0.52%	0.51%

Net investment income (loss)	3.42%	4.27%	4.66%	4.57%	4.39%

Portfolio turnover rate	16%	11%	6%	16%	16%

93

(For a share outstanding throughout the period):

MONEY MARKET FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations

Net investment income(a)	—	—	$0.02	$0.04	$0.04

Total from investment operations	—	—	$0.02	$0.04	$0.04

Less Distributions

Net investment income(a)	—	—	$(0.02)	$(0.04)	$(0.04)

Total distributions	—	—	$(0.02)	$(0.04)	$(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00%	0.02%	1.70%	4.33%	4.16%

Ratios/Supplemental Data

Net assets, end of period (millions)	$5.9	$7.0	$6.1	$4.1	$4.3

Average Net Asset ratios assuming expense limitations

Expenses(b)	0.17%	0.32%	0.92%	0.92%	0.92%

Net investment income	0.00%	0.02%	1.63%	4.25%	4.11%

Average Net Asset ratios absent expense limitations

Expenses	0.92%	0.93%	0.93%	0.95%	0.94%

Net investment income	(0.75%)	(0.59%)	1.62%	4.22%	4.09%

(a)	Net investment income and distributions for Class R-1 shares, Class R-2 shares and Class R-3 shares represent less than $0.01 per share in 2009.
(b)	The expense ratios for 2009 and 2010 include the effect of the voluntary fee waivers by SFIMC & State Farm VP Management Corp.

94

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations

Net investment income(a)	—	—	$0.02	$0.04	$0.04

Total from investment operations	—	—	$0.02	$0.04	$0.04

Less Distributions

Net investment income(a)	—	—	$(0.02)	$(0.04)	$(0.04)

Total distributions	—	—	$(0.02)	$(0.04)	$(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00%	0.03%	1.90%	4.54%	4.37%

Ratios/Supplemental Data

Net assets, end of period (millions)	$14.5	$13.4	$12.5	$8.3	$3.8

Average Net Asset ratios assuming expense limitations

Expenses(b)	0.17%	0.31%	0.72%	0.72%	0.72%

Net investment income	0.00%	0.03%	1.85%	4.44%	4.34%

Average Net Asset ratios absent expense limitations

Expenses	0.72%	0.73%	0.73%	0.76%	0.74%

Net investment income	(0.55%)	(0.39%)	1.84%	4.40%	4.32%

(a)	Net investment income and distributions for Class R-1 shares, Class R-2 shares and Class R-3 shares represent less than $0.01 per share in 2009.
(b)	The expense ratios for 2009 and 2010 include the effect of the voluntary fee waivers by SFIMC & State Farm VP Management Corp.

95

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations

Net investment income(a)	—	—	$0.02	$0.05	$0.04

Total from investment operations	—	—	$0.02	$0.05	$0.04

Less Distributions

Net investment income(a)	—	—	$(0.02)	$(0.05)	$(0.04)

Total distributions	—	—	$(0.02)	$(0.05)	$(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.00%	0.05%	2.10%	4.75%	4.57%

Ratios/Supplemental Data

Net assets, end of period (millions)	$3.1	$1.9	$1.7	$1.5	$1.3

Average Net Asset ratios assuming expense limitations

Expenses(b)	0.17%	0.28%	0.52%	0.52%	0.52%

Net investment income	0.00%	0.05%	2.06%	4.65%	4.49%

Average Net Asset ratios absent expense limitations

Expenses	0.52%	0.53%	0.53%	0.55%	0.55%

Net investment income	(0.35%)	(0.20%)	2.05%	4.62%	4.46%

(a)	Net investment income and distributions for Class R-1 shares, Class R-2 shares and Class R-3 shares represent less than $0.01 per share in 2009. Net investment income and distributions for Class R-3 shares represent less than $0.01 per share in 2010.
(b)	The expense ratios for 2009 include the effect of the voluntary fee waivers by SFIMC & VP Management Corp.
(c)	Net investment income and total return represent less than 0.005% per share for Class R-3 shares in 2010.

96

(For a share outstanding throughout each period):

LIFEPATH RETIREMENT FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.79	$9.43	$11.46	$11.58	$11.13

Income from Investment Operations

Net investment income(a)(b)	$0.15	$0.22	$0.28	$0.31	$0.29

Net gain (loss) on investments (both realized and unrealized)	$0.76	$1.40	$(2.05)	$0.12	$0.58

Total from investment operations	$0.91	$1.62	$(1.77)	$0.43	$0.87

Less Distributions

Net investment income	$(0.14)	$(0.26)	$(0.21)	$(0.29)	$(0.32)

Net realized gain	$(0.02)	—	$(0.05)	$(0.26)	$(0.10)

Total distributions	$(0.16)	$(0.26)	$(0.26)	$(0.55)	$(0.42)

Net asset value, end of period	$11.54	$10.79	$9.43	$11.46	$11.58

Total Return	8.59%	17.34%	(15.68%)	3.65%	7.95%

Ratios/Supplemental Data

Net assets, end of period (millions)	$5.3	$6.5	$1.5	$1.8	$1.4

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.49%	1.53%	1.52%	1.54%	1.54%

Net investment income(a)	1.34%	2.42%	2.60%	2.64%	2.56%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.83%	2.00%	1.86%	1.88%	2.02%

Net investment income(d)	1.00%	1.95%	2.26%	2.30%	2.08%

Portfolio turnover rate(c)	4%	6%	11%	6%	10%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.60%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.61% and 2.25%, respectively, for the year ended December 31, 2010.

97

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.99	$9.60	$11.66	$11.78	$11.24

Income from Investment Operations

Net investment income(a)(b)	$0.18	$0.24	$0.31	$0.35	$0.32

Net gain (loss) on investments (both realized and unrealized)	$0.77	$1.43	$(2.08)	$0.11	$0.58

Total from investment operations	$0.95	$1.67	$(1.77)	$0.46	$0.90

Less Distributions

Net investment income	$(0.17)	$(0.28)	$(0.24)	$(0.32)	$(0.26)

Net realized gain	$(0.02)	—	$(0.05)	$(0.26)	$(0.10)

Total distributions	$(0.19)	$(0.28)	$(0.29)	$(0.58)	$(0.36)

Net asset value, end of period	$11.75	$10.99	$9.60	$11.66	$11.78

Total Return	8.88%	17.55%	(15.50%)	3.89%	8.16%

Ratios/Supplemental Data

Net assets, end of period (millions)	$16.5	$12.1	$2.0	$1.7	$0.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.29%	1.33%	1.32%	1.34%	1.34%

Net investment income(a)	1.59%	2.53%	2.82%	2.88%	2.78%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.63%	1.76%	1.66%	1.67%	1.82%

Net investment income(d)	1.25%	2.10%	2.48%	2.55%	2.30%

Portfolio turnover rate(c)	4%	6%	11%	6%	10%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.60%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.61% and 2.25%, respectively, for the year ended December 31, 2010.

98

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.95	$9.56	$11.62	$11.76	$11.25

Income from Investment Operations

Net investment income(a)(b)	$0.21	$0.26	$0.34	$0.37	$0.35

Net gain (loss) on investments (both realized and unrealized)	$0.77	$1.44	$(2.08)	$0.11	$0.60

Total from investment operations	$0.98	$1.70	$(1.74)	$0.48	$0.95

Less Distributions

Net investment income	$(0.20)	$(0.31)	$(0.27)	$(0.36)	$(0.34)

Net realized gain	$(0.02)	—	$(0.05)	$(0.26)	$(0.10)

Total distributions	$(0.22)	$(0.31)	$(0.32)	$(0.62)	$(0.44)

Net asset value, end of period	$11.71	$10.95	$9.56	$11.62	$11.76

Total Return	9.13%	17.87%	(15.20%)	4.08%	8.57%

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.3	$1.1	$0.1	$0.1	$0.1

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	0.99%	1.02%	1.02%	1.04%	1.04%

Net investment income(a)	1.86%	2.76%	3.14%	3.11%	3.01%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.33%	1.42%	1.36%	1.38%	1.52%

Net investment income(d)	1.52%	2.36%	2.80%	2.77%	2.53%

Portfolio turnover rate(c)	4%	6%	11%	6%	10%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.60%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.61% and 2.25%, respectively, for the year ended December 31, 2010.

99

(For a share outstanding throughout each period):

LIFEPATH 2020 FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.75	$9.80	$13.59	$13.92	$12.73

Income from Investment Operations

Net investment income(a)(b)	$0.14	$0.21	$0.26	$0.27	$0.24

Net gain (loss) on investments (both realized and unrealized)	$1.05	$1.94	$(3.79)	$0.09	$1.36

Total from investment operations	$1.19	$2.15	$(3.53)	$0.36	$1.60

Less Distributions

Net investment income	$(0.13)	$(0.20)	$(0.21)	$(0.23)	$(0.22)

Net realized gain	—	—	$(0.05)	$(0.46)	$(0.19)

Total distributions	$(0.13)	$(0.20)	$(0.26)	$(0.69)	$(0.41)

Net asset value, end of period	$12.81	$11.75	$9.80	$13.59	$13.92

Total Return	10.10%	21.90%	(25.98%)	2.55%	12.52%

Ratios/Supplemental Data

Net assets, end of period (millions)	$12.2	$12.3	$8.5	$7.9	$5.3

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.45%	1.45%	1.45%	1.46%	1.47%

Net investment income(a)	1.17%	1.97%	2.13%	1.86%	1.82%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.80%	1.80%	1.79%	1.79%	1.80%

Net investment income(d)	0.82%	1.62%	1.79%	1.53%	1.49%

Portfolio turnover rate(c)	4%	6%	13%	7%	16%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.45%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.59% and 2.09%, respectively, for the year ended December 31, 2010.

100

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.77	$9.82	$13.60	$13.94	$12.77

Income from Investment Operations

Net investment income(a)(b)	$0.18	$0.23	$0.28	$0.31	$0.28

Net gain (loss) on investments (both realized and unrealized)	$1.03	$1.94	$(3.79)	$0.08	$1.32

Total from investment operations	$1.21	$2.17	$(3.51)	$0.39	$1.60

Less Distributions

Net investment income	$(0.16)	$(0.22)	$(0.22)	$(0.27)	$(0.24)

Net realized gain	—	—	$(0.05)	$(0.46)	$(0.19)

Total distributions	$(0.16)	$(0.22)	$(0.27)	$(0.73)	$(0.43)

Net asset value, end of period	$12.82	$11.77	$9.82	$13.60	$13.94

Total Return	10.31%	22.12%	(25.81%)	2.75%	12.49%

Ratios/Supplemental Data

Net assets, end of period (millions)	$26.9	$16.5	$9.6	$10.6	$5.0

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.25%	1.25%	1.25%	1.26%	1.27%

Net investment income(a)	1.45%	2.18%	2.27%	2.16%	2.04%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.60%	1.60%	1.59%	1.59%	1.60%

Net investment income(d)	1.10%	1.83%	1.93%	1.83%	1.71%

Portfolio turnover rate(c)	4%	6%	13%	7%	16%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.45%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.59% and 2.09%, respectively, for the year ended December 31, 2010.

101

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.77	$9.81	$13.59	$13.91	$12.79

Income from Investment Operations

Net investment income(a)(b)	$0.21	$0.26	$0.31	$0.34	$0.32

Net gain (loss) on investments (both realized and unrealized)	$1.04	$1.95	$(3.78)	$0.09	$1.26

Total from investment operations	$1.25	$2.21	$(3.47)	$0.43	$1.58

Less Distributions

Net investment income	$(0.19)	$(0.25)	$(0.26)	$(0.29)	$(0.27)

Net realized gain	—	—	$(0.05)	$(0.46)	$(0.19)

Total distributions	$(0.19)	$(0.25)	$(0.31)	$(0.75)	$(0.46)

Net asset value, end of period	$12.83	$11.77	$9.81	$13.59	$13.91

Total Return	10.60%	22.48%	(25.57%)	3.07%	12.34%

Ratios/Supplemental Data

Net assets, end of period (millions)	$2.9	$2.8	$1.8	$2.3	$1.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	0.95%	0.95%	0.95%	0.96%	0.97%

Net investment income(a)	1.70%	2.45%	2.56%	2.35%	2.39%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.30%	1.30%	1.29%	1.29%	1.30%

Net investment income(d)	1.35%	2.10%	2.22%	2.02%	2.06%

Portfolio turnover rate(c)	4%	6%	13%	7%	16%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.45%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.59% and 2.09%, respectively, for the year ended December 31, 2010.

102

(For a share outstanding throughout each period):

LIFEPATH 2030 FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.88	$9.66	$14.42	$14.85	$13.33

Income from Investment Operations

Net investment income(a)(b)	$0.13	$0.19	$0.22	$0.23	$0.19

Net gain (loss) on investments (both realized and unrealized)	$1.19	$2.20	$(4.76)	$0.05	$1.72

Total from investment operations	$1.32	$2.39	$(4.54)	$0.28	$1.91

Less Distributions

Net investment income	$(0.12)	$(0.17)	$(0.18)	$(0.19)	$(0.16)

Net realized gain	—	—	$(0.04)	$(0.52)	$(0.23)

Total distributions	$(0.12)	$(0.17)	$(0.22)	$(0.71)	$(0.39)

Net asset value, end of period	$13.08	$11.88	$9.66	$14.42	$14.85

Total Return	11.09%	24.77%	(31.55%)	1.90%	14.31%

Ratios/Supplemental Data

Net assets, end of period (millions)	$15.9	$13.9	$8.2	$8.3	$4.7

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.43%	1.43%	1.44%	1.46%	1.47%

Net investment income(a)	1.07%	1.77%	1.75%	1.49%	1.36%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.79%	1.79%	1.78%	1.79%	1.80%

Net investment income(d)	0.71%	1.41%	1.41%	1.16%	1.03%

Portfolio turnover rate(c)	3%	7%	13%	7%	22%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.34%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.98%, respectively, for the year ended December 31, 2010.

103

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.94	$9.69	$14.46	$14.89	$13.37

Income from Investment Operations

Net investment income(a)(b)	$0.16	$0.20	$0.24	$0.27	$0.24

Net gain (loss) on investments (both realized and unrealized)	$1.18	$2.24	$(4.78)	$0.04	$1.70

Total from investment operations	$1.34	$2.44	$(4.54)	$0.31	$1.94

Less Distributions

Net investment income	$(0.15)	$(0.19)	$(0.19)	$(0.22)	$(0.19)

Net realized gain	—	—	$(0.04)	$(0.52)	$(0.23)

Total distributions	$(0.15)	$(0.19)	$(0.23)	$(0.74)	$(0.42)

Net asset value, end of period	$13.13	$11.94	$9.69	$14.46	$14.89

Total Return	11.32%	25.09%	(31.43%)	2.11%	14.51%

Ratios/Supplemental Data

Net assets, end of period (millions)	$23.9	$14.8	$10.3	$11.8	$4.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.23%	1.23%	1.24%	1.26%	1.27%

Net investment income(a)	1.34%	1.96%	1.90%	1.76%	1.66%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.59%	1.59%	1.58%	1.59%	1.60%

Net investment income (loss)(d)	0.98%	1.60%	1.56%	1.43%	1.33%

Portfolio turnover rate(c)	3%	7%	13%	7%	22%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.34%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.98%, respectively, for the year ended December 31, 2010.

104

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.98	$9.71	$14.49	$14.90	$13.37

Income from Investment Operations

Net investment income(a)(b)	$0.20	$0.24	$0.28	$0.30	$0.28

Net gain (loss) on investments (both realized and unrealized)	$1.19	$2.25	$(4.79)	$0.05	$1.70

Total from investment operations	$1.39	$2.49	$(4.51)	$0.35	$1.98

Less Distributions

Net investment income	$(0.18)	$(0.22)	$(0.23)	$(0.24)	$(0.22)

Net realized gain	—	—	$(0.04)	$(0.52)	$(0.23)

Total distributions	$(0.18)	$(0.22)	$(0.27)	$(0.76)	$(0.45)

Net asset value, end of period	$13.19	$11.98	$9.71	$14.49	$14.90

Total Return	11.60%	25.67%	(31.15%)	2.40%	14.79%

Ratios/Supplemental Data

Net assets, end of period (millions)	$3.1	$2.2	$1.2	$1.2	$1.0

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	0.93%	0.93%	0.94%	0.96%	0.97%

Net investment income(a)	1.62%	2.30%	2.29%	1.91%	1.93%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.29%	1.29%	1.28%	1.29%	1.30%

Net investment income(d)	1.26%	1.94%	1.95%	1.58%	1.60%

Portfolio turnover rate(c)	3%	7%	13%	7%	22%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.34%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.98%, respectively, for the year ended December 31, 2010.

105

(For a share outstanding throughout each period):

LIFEPATH 2040 FUND

	Years ended 12/31
Class R-1 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.02	$9.59	$15.22	$15.75	$13.87

Income from Investment Operations

Net investment income(a)(b)	$0.12	$0.16	$0.18	$0.18	$0.16

Net gain (loss) on investments (both realized and unrealized)	$1.31	$2.42	$(5.64)	$0.03	$2.07

Total from investment operations	$1.43	$2.58	$(5.46)	$0.21	$2.23

Less Distributions

Net investment income	$(0.11)	$(0.15)	$(0.15)	$(0.14)	$(0.12)

Net realized gain	—	—	$(0.02)	$(0.60)	$(0.23)

Total distributions	$(0.11)	$(0.15)	$(0.17)	$(0.74)	$(0.35)

Net asset value, end of period	$13.34	$12.02	$9.59	$15.22	$15.75

Total Return	11.89%	26.90%	(35.88%)	1.28%	16.05%

Ratios/Supplemental Data

Net assets, end of period (millions)	$12.6	$11.7	$7.4	$8.3	$4.9

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.43%	1.43%	1.45%	1.46%	1.48%

Net investment income(a)	0.94%	1.57%	1.40%	1.07%	1.04%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.80%	1.79%	1.79%	1.80%	1.82%

Net investment income (loss)(d)	0.57%	1.21%	1.06%	0.73%	0.70%

Portfolio turnover rate(c)	4%	6%	14%	8%	29%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.24%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 1.88%, respectively, for the year ended December 31, 2010.

106

	Years ended 12/31
Class R-2 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.08	$9.62	$15.28	$15.81	$13.92

Income from Investment Operations

Net investment income(a)(b)	$0.15	$0.19	$0.21	$0.22	$0.21

Net gain (loss) on investments (both realized and unrealized)	$1.31	$2.45	$(5.68)	$0.02	$2.06

Total from investment operations	$1.46	$2.64	$(5.47)	$0.24	$2.27

Less Distributions

Net investment income	$(0.14)	$(0.18)	$(0.17)	$(0.17)	$(0.15)

Net realized gain	—	—	$(0.02)	$(0.60)	$(0.23)

Total distributions	$(0.14)	$(0.18)	$(0.19)	$(0.77)	$(0.38)

Net asset value, end of period	$13.40	$12.08	$9.62	$15.28	$15.81

Total return	12.08%	27.43%	(35.76%)	1.48%	16.30%

Ratios/Supplemental Data

Net assets, end of period (millions)	$20.7	$13.5	$8.5	$9.6	$5.1

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	1.23%	1.23%	1.25%	1.27%	1.28%

Net investment income(a)	1.23%	1.84%	1.62%	1.32%	1.35%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(d)	1.60%	1.59%	1.59%	1.60%	1.61%

Net investment income (loss)(d)	0.86%	1.48%	1.28%	0.99%	1.02%

Portfolio turnover rate(c)	4%	6%	14%	8%	29%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.24%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 1.88%, respectively, for the year ended December 31, 2010.

107

	Years ended 12/31
Class R-3 Shares	2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.25	$9.64	$15.32	$15.83	$13.93

Income from Investment Operations

Net investment income(a)(b)	$0.19	$0.23	$0.25	$0.27	$0.23

Net gain (loss) on investments (both realized and unrealized)	$1.33	$2.58	$(5.70)	$0.03	$2.08

Total from investment operations	$1.52	$2.81	$(5.45)	$0.30	$2.31

Less Distributions

Net investment income	$(0.17)	$(0.20)	$(0.21)	$(0.21)	$(0.18)

Net realized gain	—	—	$(0.02)	$(0.60)	$(0.23)

Total distributions	$(0.17)	$(0.20)	$(0.23)	$(0.81)	$(0.41)

Net asset value, end of period	$13.60	$12.25	$9.64	$15.32	$15.83

Total Return(d)	12.41%	29.18%	(35.57%)	1.79%	16.53	%(e)

Ratios/Supplemental Data

Net assets, end of period (millions)	$2.3	$1.9	$0.9	$0.9	$0.5

Average Net Asset ratios assuming expense limitations and expense waivers

Expenses(a)	0.93%	0.92%	0.95%	0.97%	0.98%

Net investment income(a)	1.50%	2.14%	1.94%	1.65%	1.55%

Average Net Asset ratios absent expense limitations and expense waivers

Expenses(e)	1.30%	1.29%	1.30%	1.30%	1.32%

Net investment income (loss)(e)	1.13%	1.77%	1.59%	1.32%	1.21%

Portfolio turnover rate(c)	4%	6%	14%	8%	29%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.24%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 1.88%, respectively, for the year ended December 31, 2010.
(e)	Based upon NAV of $15.83 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the NAV was $15.84, which caused the total return for the year ended December 31, 2006 to be equivalent to 16.60%.

108

(For a share outstanding throughout each period):

LIFEPATH 2050 FUND

Class R-1 Shares	2010	2009	Period ended 12/31/2008(g)
Net asset value, beginning of period	$8.64	$6.90	$10.00

Income from Investment Operations

Net investment income (loss)(a)(b)	$0.08	$0.11	$0.11

Net gain (loss) on investments (both realized and unrealized)	$1.02	$1.95	$(3.15)

Total from investment operations	$1.10	$2.06	$(3.04)

Less Distributions

Net investment income	$(0.05)	$(0.09)	$(0.03)

Net realized gain	$(0.27)	$(0.23)	$(0.03)

Total distributions	$(0.32)	$(0.32)	$(0.06)

Net asset value, end of period	$9.42	$8.64	$6.90

Total Return(c)	12.69%	29.76%	(30.40%)

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.8	$1.3	$0.7

Average Net Asset ratios assuming expense reductions and expense waivers

Expenses(a)(d)	1.44%	1.43%	1.45%

Net investment income (loss)(a)(d)	0.90%	1.42%	1.33%

Average Net Asset ratios absent expense reductions and expense waivers

Expenses(d)(e)	2.08%	2.37%	3.77%

Net investment income (loss)(d)(e)	0.26%	0.48%	(0.99%)

Portfolio turnover rate(f)	5%	12%	0%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.17% and 2.31%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.56% and 1.92%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2008.
(g)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the LifePath 2050 Master Portfolio, the period is from commencement of investment operations July 10, 2008.

109

Class R-2 Shares	2010	2009	Period ended 12/31/2008(g)
Net asset value, beginning of period	$8.65	$6.90	$10.00

Income from Investment Operations

Net investment income (loss)(a)(b)	$0.10	$0.12	$0.13

Net gain (loss) on investments (both realized and unrealized)	$1.01	$1.96	$(3.16)

Total from investment operations	$1.11	$2.08	$(3.03)

Less Distributions

Net investment income	$(0.07)	$(0.10)	$(0.04)

Net realized gain	$(0.27)	$(0.23)	$(0.03)

Total distributions	$(0.34)	$(0.33)	$(0.07)

Net asset value, end of period	$9.42	$8.65	$6.90

Total Return(c)	12.79%	30.08%	(30.34%)

Ratios/Supplemental Data

Net assets, end of period (millions)	$1.7	$1.0	$0.7

Average Net Asset ratios assuming expense reductions and expense waivers

Expenses(a)(d)	1.24%	1.23%	1.25%

Net investment income (loss)(a)(d)	1.14%	1.65%	1.49%

Average Net Asset ratios absent expense reductions and expense waivers

Expenses(d)(e)	1.89%	2.18%	3.58%

Net investment income (loss)(d)(e)	0.49%	0.70%	(0.84%)

Portfolio turnover rate(f)	5%	12%	0%

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.17% and 2.31%, respectively, for the year ended December 31, 2010.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Ratios reflect the Fund’s proportionate share of income and expense of the Master Portfolio and indirect proportionate share of the expense of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.56% and 1.92%, respectively, for the year ended December 31, 2010.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2008.
(g)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the LifePath 2050 Master Portfolio, the period is from commencement of investment operations July 10, 2008.

110

APPENDIX A

Past Performance of Bridgeway, Marsico, Northern Cross, Northern Trust

Investments, Westwood, and BFA

The investment performance for each of the funds or composites below indicates the performance of Bridgeway, Marsico, Northern Cross, Northern Trust Investments, Westwood, and BFA in managing substantially similar mutual funds or other accounts with investment objectives, policies, strategies, and risks substantially similar to those of the respective State Farm Mutual Fund (“Fund”) to which each is compared. The “composites” shown below are an aggregation of all accounts managed by Northern Trust Investments that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Funds to which each is compared. The performance below is shown for the one-, five- and ten-year/since inception periods ending December 31, 2010, and does not represent the performance of the Funds. The composite performance data has been provided by Northern Trust Investments. The performance data for the corresponding funds is the historical performance of other investment companies or substantially similar mutual funds managed by Bridgeway, Marsico, Northern Cross, Westwood, or BFA, respectively.

The accounts that are included in the composites provided by Northern Trust Investments are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composites are lower than the Funds’ expenses. Consequently, if the Funds had been included in the composites, or if the accounts included in the composite had been regulated as investment companies under the federal securities and tax laws, the composites’ performance results would have been lower than what is shown below.

The corresponding funds shown below have lower expenses than the Fund to which each is compared. Accordingly, if the respective Managers had managed the Funds during the same periods presented below, the Funds’ returns would have been lower. The presentation of the investment results of the corresponding funds and composites is not intended to predict or suggest the returns that might be experienced by the Funds or an individual investor in the Funds. Investors should also be aware that the methodology used to calculate performance for the composites is not the SEC standard to calculate total return for mutual funds. As a result, the performance results for the composites may differ from the results calculated according to the SEC’s method.

In addition to comparing each Fund below to the performance of another fund or composite, the Managers have included the performance of each Fund’s broad-based securities market index or indices over the applicable periods. Furthermore, in comparing the State Farm LifePath Funds to the corresponding LifePath Master Portfolios, the Manager has included a customized Blended Benchmark representing hypothetical performance of the respective LifePath Master Portfolio’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indices that are included in the Blended Benchmarks are adjusted quarterly to reflect the LifePath Master Portfolio’s changing asset allocation over time. The following indices are used to calculate the Life-Path Master Portfolios’ Blended Benchmarks: S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI ACWI ex-US IMI Index, FTSE EPRA/NAREIT Global Real Estate Index, Barclays Capital U.S. Aggregate Bond Index, and Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

111

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2010

Equity Fund		Bridgeway Large Cap Growth Fund
		October 31, 2003
		$59,561,427

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Since Inception(1)

	Bridgeway Large Cap Growth Fund	13.34%	1.10%	3.44%
	S&P 500® Index	15.06%	2.29%	4.68%

Equity Fund		Westwood Equity Fund
		January 1, 1987
		$112,364,292

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Westwood Equity Fund	11.96%	2.30%	2.65%
	S&P 500® Index	15.06%	2.29%	1.41%

International Equity Fund		Marsico International Opportunities Fund
		June 30, 2000
		$355,900,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Marsico International Opportunities Fund	13.31%	2.84%	5.85%
	MSCI ACWI® ex-USA Index	11.15%	4.82%	5.54%
	MSCI EAFE® Free Index	7.75%	2.46%	3.50%

International Equity Fund		Northern Cross - Harbor International Fund
		December 29, 1987
		$32,577,761,884

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Northern Cross—Harbor International Fund	11.98%	7.54%	9.03%
	MSCI ACWI® ex-USA Index	11.15%	4.82%	5.54%
	MSCI EAFE® Free Index	7.75%	2.46%	3.50%

S&P 500 Index Fund		S&P 500 Stock Master Portfolio
		May 26, 1994
		$2,158,716,781

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	S&P 500 Stock Master Portfolio	15.06%	2.35%	1.41%
	S&P 500® Index	15.06%	2.29%	1.41%

112

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2010

Small Cap Index Fund		Northern Trust Global Investments Russell 2000 Equity Index Composite
		November 1, 1987
		$8,767,900,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Northern Trust Global Investments Russell 2000 Equity Index Composite	27.05%	4.57%	6.44%
	Russell 2000® Index	26.85%	4.47%	6.33%

International Index Fund		Northern Trust Global Investments EAFE Index Composite
		April 1, 1987
		$10,990,900,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	Northern Trust Global Investments EAFE Index Composite	8.02%	2.80%	3.78%
	MSCI EAFE® Free Index	7.75%	2.46%	3.50%

LifePath Retirement Fund		LifePath Retirement Master Portfolio
		March 1, 1994
		$1,380,140,735

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	LifePath Retirement Master Portfolio	9.83%	5.04%	5.07%
	S&P 500 Index	15.06%	2.29%	1.41%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
	Blended Benchmark	10.86%	5.32%	5.49%

LifePath 2020 Fund		LifePath 2020 Master Portfolio
		March 1, 1994
		$2,343,960,917

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	LifePath 2020 Master Portfolio	11.40%	3.96%	3.63%
	S&P 500 Index	15.06%	2.29%	1.41%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
	Blended Benchmark	12.74%	4.59%	4.17%

113

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2010

LifePath 2030 Fund		LifePath 2030 Master Portfolio
		March 1, 1994
		$1,972,075,066

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	LifePath 2030 Master Portfolio	12.36%	3.27%	3.04%
	S&P 500 Index	15.06%	2.29%	1.41%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
	Blended Benchmark	14.13%	4.13%	3.66%

LifePath 2040 Fund		LifePath 2040 Master Portfolio
		March 1, 1994
		$1,519,203,305

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Ten Years

	LifePath 2040 Master Portfolio	13.21%	2.66%	2.39%
	S&P 500 Index	15.06%	2.29%	1.41%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
	Blended Benchmark	15.18%	3.69%	3.08%

LifePath 2050 Fund		LifePath 2050 Master Portfolio
		June 30, 2008
		$119,390,546

		Average Annual Total Returns

		(For periods ended Dec. 31, 2010)

		One Year	Five Years	Since Inception(2)

	LifePath 2050 Master Portfolio	13.93%	N/A	0.63%
	S&P 500 Index	15.06%	N/A	1.62%
	Barclays Capital U.S. Aggregate Bond Index	6.54%	N/A	6.65%
	Blended Benchmark	16.11%	N/A	2.03%

(1)	Inception Date: October 31, 2003
(2)	Inception Date: June 30, 2008

The investment performance indicated in the following two tables shows the average annual total returns for the one-, five- and ten-year periods for each of the corresponding funds or composites indicated above, adjusted to reflect the expenses of the Funds, for the periods ended December 31, 2010. The performance disclosed below is not the performance of the Funds but rather the performance of the corresponding fund or composite adjusted to reflect charges and expenses of the Funds. Although each Fund has substantially similar investment objectives and policies as the corresponding fund or composite, you should not assume that the Funds will have the same future performance as the corresponding fund or composite. For example, any Fund’s future performance may be greater or less than the performance of the corresponding fund or composite due to, among other things, differences in expenses, asset sizes and cash flows between a Fund and the corresponding fund or composite. The performance figures quoted represent past performance and are not intended to indicate future performance. Investment returns and NAV will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

114

The following two tables show the average annualized total returns for the corresponding funds or composites for the one-, five- and ten-year periods ended December 31, 2010. These figures are based on the actual gross investment performance of the corresponding funds or composites. From the gross investment performance figures, the expenses assuming expense limitations, reductions, and waivers shown in the financial highlights section of this prospectus are deducted to arrive at the net return.

Class R1 Shares Total Fund Operating Expenses and with No Sales Charge

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to . . . . )
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	10.44%	0.74%	1.10%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	11.82%	-0.51%	1.68%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	11.13%	0.36%	2.77%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	11.49%	0.86%	3.94%
Northern Cross – Harbor International Fund (December 29, 1987)

(International Equity Fund)	10.16%	5.60%	7.14%
Marsico/Northern Cross – Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	10.83%	3.28%	5.57%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	14.00%	1.27%	0.34%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	25.78%	3.25%	5.14%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	6.50%	1.20%	2.20%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	8.60%	3.82%	3.89%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	10.18%	2.73%	2.46%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	11.14%	2.04%	1.87%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	11.97%	1.41%	1.21%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using seven full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using ten full years of data starting December 31, 2000.

115

Class R2 Shares Total Fund Operating Expenses and with No Sales Charge

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to . . . . )
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	10.64%	0.95%	1.30%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	12.02%	-0.30%	1.91%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	11.33%	0.57%	2.98%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	11.69%	1.08%	4.15%
Northern Cross – Harbor International Fund (December 29, 1987)

(International Equity Fund)	10.36%	5.82%	7.35%
Marsico/Northern Cross – Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	11.03%	3.49%	5.78%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	14.20%	1.47%	0.54%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	25.98%	3.46%	5.34%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	6.70%	1.41%	2.41%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	8.80%	4.02%	4.09%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	10.38%	2.94%	2.66%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	11.34%	2.25%	2.08%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	12.17%	1.62%	1.42%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using seven full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using ten full years of data starting December 31, 2000.

116

ADDITIONAL INFORMATION ABOUT THE FUNDS

You can obtain more information about the Trust’s investments and performance in its annual and semiannual reports to shareowners. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may also wish to read the Statement of Additional Information (SAI) for more information about the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust’s semiannual and annual report and the SAI, request other information, and discuss your questions about the Funds by writing or calling:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, MO 64121-9548

800-447-4930

The Trust also makes its SAI, semi-annual report and annual report available free of charge at its website, http://www.statefarm.com/mutual/sc/forms.asp.

Public Information. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-551-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

For purposes of any electronic version of this prospectus, any URL is an inactive textual reference only. We have taken steps to ensure that all URLs in this prospectus were inactive at the time we created any electronic version of this prospectus.

Securities Investor Protection Corporation (SIPC).    You may obtain information about SIPC, including the SIPC brochure, at www.sipc.org or calling (202) 371-8300.

INVESTMENT CO. ACT FILE NO. 811-10027

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